THE PERSPECTIVE
FIXED AND VARIABLE ANNUITY

Issued by Jackson National Life Insurance Company and Jackson National Separate Account - I

o    Individual, flexible premium deferred annuity
o 4 guaranteed accounts which offer an interest rate that is guaranteed by Jackson National Life Insurance Company (Jackson National)
o 22 investment portfolios which purchase shares of the following series of the JNL Series Trust:

        JNL/Alger Growth Series
        JNL/Eagle Core Equity Series
        JNL/Eagle SmallCap Equity Series
        JNL/Janus Aggressive Growth Series
        JNL/Janus Capital Growth Series
        JNL/Janus Global Equities Series
        JNL/Putnam Growth Series
        JNL/Putnam Value Equity Series
        JNL/S&P Conservative Growth Series I
        JNL/S&P Moderate Growth Series I
        JNL/S&P Aggressive Growth Series I
        JNL/S&P Very Aggressive Growth Series I
        JNL/S&P Equity Growth Series I
        JNL/S&P Equity Aggressive Growth Series I
        PPM America/JNL Balanced Series
        PPM America/JNL High Yield Bond Series
        PPM America/JNL Money Market Series
        Salomon Brothers/JNL Global Bond Series
        Salomon Brothers/JNL U.S. Government & Quality Bond Series
        T. Rowe Price/JNL Established Growth Series
        T. Rowe Price/JNL International Equity Investment Series
        T. Rowe Price/JNL Mid-Cap Growth Series

Please read this prospectus before you purchase a Perspective Fixed and Variable Annuity. It contains important information about the contract that you ought to know before investing. You should keep this prospectus on file for future reference.

To learn more about the Perspective Fixed and Variable Annuity contract, you can obtain a free copy of the Statement of Additional Information (SAI) dated January 4, 1999, by calling Jackson National at (800) 766-4683 or by writing Jackson National at: Annuity Service Center, P.O. Box 378002, Denver, Colorado 80237-8002. The SAI has been filed with the Securities and Exchange Commission
(SEC) and is legally a part of this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding registrants that file electronically with the SEC.

The SEC has not approved or disapproved the Perspective Fixed and Variable Annuity or passed upon the adequacy of this prospectus. It is a criminal offense to represent otherwise.

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE


JANUARY 4, 1999

TABLE OF CONTENTS


Key Facts

Fee Table

The Annuity Contract

The Company

The Guaranteed Accounts

The Separate Account

Investment Portfolios

Contract Charges

Purchases

Transfers

Access to Your Money

Income Payments (The Income Phase)

Death Benefit

Taxes

Other Information

Table of Contents of the Statement of Additional Information

Appendix A

KEY FACTS

Annuity Service Center:       1 (800) 766-4683
         Mail Address:        P.O. Box 378002, Denver, Colorado  80237-8002
         Delivery Address:    8055 East Tufts Avenue, Second Floor,
                              Denver, Colorado  80237

Institutional Marketing
Group Service Center:         1 (800) 777-7779
         Mail Address:        P.O. Box 30386, Lansing, Michigan  48909-9692
         Delivery Address:    5901 Executive Drive, Lansing, Michigan  48911
                              Attn:  IMG

Home Office:                  5901 Executive Drive, Lansing, Michigan  48911

The Annuity  Contract         The fixed and variable annuity contract offered by
                              Jackson National provides a means for investing on a tax-deferred basis in the guaranteed accounts of Jackson National and the investment portfolios.
                              The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and income options.

                              The contract has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The income phase occurs when you begin receiving regular payments from your contract. The amount of money you accumulate in your contract during the accumulation phase will determine the amount of income payments during the income phase.

Investment Options            You  can  put  money  into  any of the  guaranteed
                              accounts and/or the investment portfolios but you may not put your money in more than eighteen of the investment options during the life of your contract.

                              The guaranteed accounts offer an interest rate that is guaranteed by Jackson National. While your money is in a guaranteed account, the interest your money earns and your principal are guaranteed by Jackson National.

                              The investment portfolios purchase shares of series of a mutual fund. These series are described in the attached JNL Series Trust prospectus. The value of the investment portfolios will vary in accordance with the investment performance of the series. You bear the investment risk under the contract for all amounts allocated to the investment portfolios.

Expenses The contract has insurance features and investment features, and there are costs related to each.

                              Jackson National makes a deduction for its insurance charges which is equal to 1.40% of the daily value of the contracts invested in the investment portfolios. During the accumulation phase, Jackson National deducts a $35 annual contract maintenance charge from your contract.

                              If you take your money out of the contract, Jackson National may assess a withdrawal charge. The withdrawal charge starts at 7% in the first year and declines 1% a year to 0% after 7 years.

                              Jackson National may assess a state premium tax charge which ranges from 0-4%, depending upon the state, when you begin receiving regular income payments from your contract, when you make a withdrawal or, in states where required, at the time premium payments are made.

                              There are also investment charges which range from .20% to 1.18% of the average daily value of the series, depending on the series.

Purchases                     Under most  circumstances,  you can buy a contract
                              for $5,000 or more ($2,000 or more for a qualified plan contract). You can add $500 ($50 under the automatic payment plan) or more at any time during the accumulation phase.

Access to Your Money          You can take money out of your contract during the
                              accumulation   phase.   At  any  time  during  the
                              accumulation  phase,  you  may  withdraw  premiums
                              which  are  not  subject  to a  withdrawal  charge
                              (premiums  in your  annuity  for  seven  years  or
                              longer and not previously  withdrawn).  Once every
                              year,  you may withdraw the greater of earnings or
                              10%  of   premiums   paid  (not  yet   withdrawn).
                              Withdrawals in excess of that will be charged a withdrawal charge. You may also have to pay income tax and a tax penalty on any money you take out.

Income Payments               If you want to receive  regular  income  from your
                              annuity, you can choose one of four options:

                              (1) monthly payments for the annuitant's life;
                              (2) monthly payments for the annuitant's life and the life of another person (usually the annuitant's spouse);
                              (3) monthly payments for the annuitant's life, but with payments continuing to you or your designated beneficiary for 10 or 20 years if the annuitant dies before the end of the selected period; and
                              (4)       payments for a period of 5 to 30 years.

                              During the income phase, you have the same investment choices you had during the accumulation phase. You can choose to have payments come from the guaranteed accounts, the investment portfolios or both. If you choose to have any part of your payments come from the investment portfolios, the dollar amount of your payments may go up or down. If you choose a variable income option, you may make transfers between investment portfolios but you may not make transfers in to or out of the guaranteed accounts.

Death Benefit                 If you die before moving to the income phase,  the
                              person you have chosen as your beneficiary will receive a death benefit. The death benefit equals:

                              (1)       current contract value; or
                              (2) the total premiums (less withdrawals, withdrawal charges and premium taxes) compounded at 5% (4% if you are age 70 or older at the date of issue); or
                              (3) the contract value at the end of the 7th contract year PLUS all premiums made since the 7th year (less withdrawals, withdrawal charges and premium taxes) compounded at 5% (4% if you are age 70 or older at the date of issue)
                            -- whichever is GREATEST.

                              The death benefit under (3) will never exceed 250% of premiums paid, less partial withdrawals. The death benefit under (2) and (3) is not available in all states.

Free Look                     If you cancel  your  contract  within  twenty days
                              after receiving it (or whatever period is required in your state), Jackson National will return the amount your contract is worth on the day we receive your request. This may be more or less than your original payment. If required by law, Jackson National will return your premium.

Taxes The Internal Revenue Code provides that you will not be taxed on the earnings on the money held in your contract until you take money out (this is referred to as tax-deferral). There are different rules as to how you will be taxed depending on how you take the money out and the type of contract you have (non-qualified or qualified).

FEE TABLE

Owner Transaction Expenses

         Withdrawal Charge (as a percentage of premium payments):
        Years Since Premium Payment   0     1     2    3     4    5     6     7+
        Charge                        7%    6%    5%   4%    3%   2%    1%    0%

         Transfer Fee:
         No charge for first 15 transfers in a contract year; thereafter, the fee is $25 per transfer.

         Contract Maintenance Charge:
         $35 per contract per year

Separate Account Annual Expenses (as a percentage of average account value)
         Mortality and Expense Risk Charges                      1.25%
         Administration Charge                                    .15%
         Total Separate Account Annual Expenses                  1.40%

Series Annual Expenses
(as a percentage of the series average net assets)


                                                                    Management
                                                                       and                      Total Series
JNL Series Trust                                                  Administrative     Other         Annual
                                                                       Fee          Expenses      Expenses
------------------------------------------------------------------------------------------------------------
JNL/Alger Growth Series                                               1.075%           0%       1.075%
JNL/Eagle Core Equity Series                                          1.00%            0%       1.00%
JNL/Eagle SmallCap Equity Series                                      1.05%            0%       1.05%
JNL/Janus Aggressive Growth Series                                    1.05%            0%       1.05%
JNL/Janus Capital Growth Series                                       1.05%            0%       1.05%
JNL/Janus Global Equities Series                                      1.10%            0%       1.10%
JNL/Putnam Growth Series                                              1.00%            0%       1.00%
JNL/Putnam Value Equity Series                                        1.00%            0%       1.00%
JNL/S&P Conservative Growth Series I                                   .20%             0%       .20%
JNL/S&P Moderate Growth Series I                                       .20%             0%       .20%
JNL/S&P Aggressive Growth Series I                                     .20%             0%       .20%
JNL/S&P Very Aggressive Growth Series I                                .20%             0%       .20%
JNL/S&P Equity Growth Series I                                         .20%             0%       .20%
JNL/S&P Equity Aggressive Growth Series I                              .20%             0%       .20%
PPM America/JNL Balanced Series                                        .84%            0%        .84%
PPM America/JNL High Yield Bond Series                                 .84%            0%        .84%
PPM America/JNL Money Market Series                                    .70%            0%        .70%
Salomon Brothers/JNL Global Bond Series                                .95%            0%        .95%
Salomon Brothers/JNL U.S. Government & Quality Bond Series             .80%            0%        .80%
T. Rowe Price/JNL Established Growth Series                            .95%            0%        .95%
T. Rowe Price/JNL International Equity Investment Series              1.18%            0%       1.18%
T. Rowe Price/JNL Mid-Cap Growth Series                               1.05%            0%       1.05%
------------------------------------------------------------------------------------------------------------

Effective January 4, 1999, certain Series pay Jackson National Financial Services, LLC, the adviser, an Administrative Fee of .10% for certain services provided to the Trust by Jackson National Financial Services, LLC. The Annual Series Operating Expenses have been restated to reflect the Administrative Fee.

Examples. You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:
          (a)  if you surrender your contract at the end of each time period;
          (b) if you do not surrender your contract or if you begin receiving income payments from your contract after the first year.


                                                                                        Time Periods
---------------------------------------------------------------------------------------------------------------------
                                                                                   1        3         5        10
                                                                                  year    years     years    years
---------------------------------------------------------------------------------------------------------------------

JNL/Alger Growth Portfolio                                              (a)         $95    $128      $163      $283
                                                                        (b)          25      78       133       283
JNL/Eagle Core Equity Portfolio                                         (a)          95     125       159       296
                                                                        (b)          25      75       129       276
JNL/Eagle SmallCap Equity Portfolio                                     (a)          95     127       162       281
                                                                        (b)          25      77       132       281
JNL/Janus Aggressive Growth Portfolio                                   (a)          95     127       162       281
                                                                        (b)          25      77       132       281
JNL/Janus Capital Growth Portfolio                                      (a)          95     127       162       281
                                                                        (b)          25      77       132       281
JNL/Janus Global Equities Portfolio                                     (a)          96     128       164       286
                                                                        (b)          26      78       134       286
JNL/Putnam Growth Portfolio                                             (a)          95     125       159       276
                                                                        (b)          25      75       129       276
JNL/Putnam Value Equity Portfolio                                       (a)          95     125       159       276
                                                                        (b)          25      78       133       283
JNL/S&P Conservative Growth Portfolio I                                 (a)          86     101       N/A       N/A
                                                                        (b)          16      51       N/A       N/A
JNL/S&P Moderate Growth Portfolio I                                     (a)          86     101       N/A       N/A
                                                                        (b)          16      51       N/A       N/A
JNL/S&P Aggressive Growth Portfolio I                                   (a)          86     101       N/A       N/A
                                                                        (b)          16      51       N/A       N/A
JNL/S&P Very Aggressive Growth Portfolio I                              (a)          86     101       N/A       N/A
                                                                        (b)          16      51       N/A       N/A
JNL/S&P Equity Growth Portfolio I                                       (a)          86     101       N/A       N/A
                                                                        (b)          16      51       N/A       N/A
JNL/S&P Equity Aggressive Growth Portfolio I                            (a)          86     101       N/A       N/A
                                                                        (b)          16      51       N/A       N/A
PPM America/JNL Balanced Portfolio                                      (a)          93     121       151       260
                                                                        (b)          23      71       121       260
PPM America/JNL High Yield Bond Portfolio                               (a)          93     121       151       260
                                                                        (b)          23      71       121       260
PPM America/JNL Money Market Portfolio                                  (a)          92     116       144       245
                                                                        (b)          22      66       114       245
Salomon Brothers/JNL Global Bond Portfolio                              (a)          94     124       157       271
                                                                        (b)          24      74       127       271
Salomon Brothers/JNL U.S. Government & Quality Bond Portfolio           (a)          93     119       149       255
                                                                        (b)          23      69       119       255
T. Rowe Price/JNL Established Growth Portfolio                          (a)          94     124       157       271
                                                                        (b)          24      74       127       271
T. Rowe Price/JNL International Equity Investment Portfolio             (a)          96     131       168       293
                                                                        (b)          26      81       138       293
T. Rowe Price/JNL Mid-Cap Growth Portfolio                              (a)          95     127       162       281
                                                                        (b)          25      77       132       281
---------------------------------------------------------------------------------------------------------------------

Explanation of Fee Table and Examples. The purpose of the Fee Table and Examples is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The Fee Table reflects the expenses of the separate account and the series. Premium taxes may also apply.

The Examples reflect the contract maintenance charge which is determined by dividing the total amount of such charges expected to be collected during the year by the total estimated average net assets of the investment portfolios.

A withdrawal charge is imposed on income payments which occur within one year of the date the contract is issued.

The Example does not represent past or future expenses. The actual expenses that you incur may be greater or less than those shown.

Financial Statements. An accumulation unit value history is contained in Appendix A.

You can find the following financial statements in the SAI:
o the financial statements of the Separate Account for the six months ended June 30, 1998
o the financial statements of the Separate Account for the year ended December 31, 1997
o the financial statements of the Separate Account for the year ended December 31, 1996
o the financial statements of Jackson National for the year ended December 31, 1997
o the financial statements of Jackson National for the year ended December 31, 1996
o the financial statements of Jackson National for the year ended December 31, 1995

The Separate Account's financial statements for the periods ended December 31, 1997 and December 31, 1996, and the financial statements of Jackson National for the years ended December 31, 1997, December 31, 1996, and December 31, 1995, have been audited by PricewaterhouseCoopers LLP, independent accountants.

THE ANNUITY CONTRACT

The fixed and variable annuity contract offered by Jackson National is a contract between you, the owner, and Jackson National, an insurance company. The contract provides a means for investing on a tax-deferred basis in guaranteed accounts and investment portfolios. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options.

The contract, like all deferred annuity contracts, has two phases: (1) the accumulation phase, and (2) the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal.

The contract offers guaranteed accounts. The guaranteed accounts offer an interest rate that is guaranteed by Jackson National for the duration of the guaranteed account period. While your money is in a guaranteed account, the interest your money earns and your principal are guaranteed by Jackson National. The value of a guaranteed account may be reduced if you make a withdrawal prior to the end of the guaranteed account period, but will never be less than the premium payments accumulated at 3% per year. If you choose to have your annuity payments come from the guaranteed accounts, your payments will remain level throughout the entire income phase.

The contract also offers investment portfolios. The investment portfolios are designed to offer a higher return than the guaranteed accounts. However, this is not guaranteed. It is possible for you to lose your money. If you put money in the investment portfolios, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the performance of the investment portfolios you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the investment portfolios you choose for the income phase.

As the owner, you can exercise all the rights under the contract. You and your spouse can be joint owners. You can assign the contract at any time during your lifetime but Jackson National will not be bound until we receive written notice of the assignment.

THE COMPANY

Jackson National is a stock life insurance company organized under the laws of the state of Michigan in June 1961. Its legal domicile and principal business address is 5901 Executive Drive, Lansing, Michigan 48911. Jackson National is admitted to conduct life insurance and annuity business in the District of Columbia and all states except New York. Jackson National is ultimately a wholly-owned subsidiary of Prudential Corporation plc (London, England).

THE GUARANTEED ACCOUNTS

If you select a guaranteed account, your money will be placed with Jackson National's other assets. The guaranteed accounts are not registered with the SEC and the SEC does not review the information we provide to you about the guaranteed accounts. Your contract contains a more complete description of the guaranteed accounts.

THE SEPARATE ACCOUNT

The Jackson National Separate Account - I was established by Jackson National on June 14, 1993, pursuant to the provisions of Michigan law, as a segregated asset account of the company. The separate account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

The assets of the separate account legally belong to Jackson National and the obligations under the contracts are obligations of Jackson National. However, the contract assets in the separate account are not chargeable with liabilities arising out of any other business Jackson National may conduct. All of the income, gains and losses resulting from these assets are credited to or charged against the contracts and not against any other contracts Jackson National may issue.

The separate account is divided into investment portfolios. Jackson National does not guarantee the investment performance of the separate account or the investment portfolios.

INVESTMENT PORTFOLIOS

You can put money in any or all of the investment portfolios; however, you may not allocate your money to more than eighteen investment options during the life of your contract. The investment portfolios purchase shares of the following series of the JNL Series Trust:

        JNL/Alger Growth Series
        JNL/Eagle Core Equity Series
        JNL/Eagle SmallCap Equity Series
        JNL/Janus Aggressive Growth Series
        JNL/Janus Capital Growth Series
        JNL/Janus Global Equities Series
        JNL/Putnam Growth Series
        JNL/Putnam Value Equity Series
        JNL/S&P Conservative Growth Series I
        JNL/S&P Moderate Growth Series I
        JNL/S&P Aggressive Growth Series I
        JNL/S&P Very Aggressive Growth Series I
        JNL/S&P Equity Growth Series I
        JNL/S&P Equity Aggressive Growth Series I
        PPM America/JNL Balanced Series
        PPM America/JNL High Yield Bond Series
        PPM America/JNL Money Market Series
        Salomon Brothers/JNL Global Bond Series
        Salomon Brothers/JNL U.S. Government & Quality Bond Series
        T. Rowe Price/JNL Established Growth Series
        T. Rowe Price/JNL International Equity Investment Series
        T. Rowe Price/JNL Mid-Cap Growth Series

The series are described in the attached JNL Series Trust prospectus. Jackson National Financial Services, LLC serves as investment adviser for all of the series. The sub-adviser for each series is listed in the following table:


Sub-Adviser                                             Series
-----------                                             ------

Fred Alger Management, Inc.                             JNL/Alger Growth Series

Eagle Asset Management, Inc.                            JNL/Eagle Core Equity Series
                                                        JNL/Eagle SmallCap Equity Series

Janus Capital Corporation                               JNL/Janus Aggressive Growth Series
                                                        JNL/Janus Capital Growth Series
                                                        JNL/Janus Global Equities Series

Putnam Investment Management, Inc.                      JNL/Putnam Growth Series
                                                        JNL/Putnam Value Equity Series

Standard & Poor's Investment
Advisory Services, Inc.                                 JNL/S&P Conservative Growth Series I
                                                        JNL/S&P Moderate Growth Series I
                                                        JNL/S&P Aggressive Growth Series I
                                                        JNL/S&P Very Aggressive Growth Series I
                                                        JNL/S&P Equity Growth Series I
                                                        JNL/S&P Equity Aggressive Growth Series I

PPM America, Inc.                                       PPM America/JNL Balanced Series
                                                        PPM America/JNL High Yield Bond Series
                                                        PPM America/JNL Money Market Series

Salomon Brothers Asset Management Inc                   Salomon Brothers/JNL Global Bond Series
                                                        Salomon Brothers/JNL U.S. Government & Quality Bond Series

Rowe Price-Fleming International, Inc.                  T. Rowe Price/JNL International Equity Investment Series

T. Rowe Price Associates, Inc.                          T. Rowe Price/JNL Established Growth Series
                                                        T. Rowe Price/JNL Mid-Cap Growth Series


Depending on market conditions, you can make or lose money in any of the investment portfolios. You should read the JNL Series Trust prospectus carefully before investing. Additional investment portfolios may be available in the future.

Voting Rights. To the extent required by law, Jackson National will obtain from you and other owners of the contracts instructions as to how to vote when the series solicits proxies in conjunction with a vote of shareholders. When Jackson National receives instructions, we will vote all the shares Jackson National owns in proportion to those instructions.

Substitution. Jackson National may be required to substitute an investment portfolio with another portfolio. We will not do this without the prior approval of the SEC. Jackson National will give you notice of our intent to do this.

CONTRACT CHARGES

There are charges and other expenses associated with the contracts that reduce the return on your investment in the contract. These charges may be a lesser amount where required by state law or as described below, but will not be increased. These charges and expenses are:

Insurance Charges. Each day Jackson National makes a deduction for its insurance charges. We do this as part of our calculation of the value of the accumulation units and annuity units. On an annual basis, this charge equals 1.40% of the daily value of the contracts invested in an investment portfolio, after expenses have been deducted.

This charge is for the mortality risks, expense risks and administrative expenses assumed by Jackson National. The mortality risks that Jackson National assumes arise from our obligations under the contracts:

o to make income payments for the life of the annuitant during the income phase;
o to waive the withdrawal charge in the event of your death; and o to provide both a standard and an enhanced death benefit prior to the income date.

The expense risk that Jackson National assumes is the risk that our actual cost of administering the contracts and the investment portfolios will exceed the amount that we receive from the administration charge and the contract maintenance charge.

Contract Maintenance Charge. During the accumulation phase, Jackson National deducts a $35 ($30 in Washington) annual contract maintenance charge on each anniversary of the date on which your contract was issued. If you make a complete withdrawal from your contract, the contract maintenance charge will also be deducted. This charge is for administrative expenses.

Jackson National will not deduct this charge, if when the deduction is to be made, the value of your contract is $50,000 or more. Jackson National may discontinue this practice at any time.

Transfer Fee. A transfer fee of $25 will apply to transfers in excess of 15 in a contract year. Jackson National may waive the transfer fee in connection with pre-authorized automatic transfer programs, or may charge a lesser fee where required by state law.

Withdrawal Charge. During the accumulation phase, you can make withdrawals from your contract.

o At any time during the accumulation phase, you may withdraw premiums which are not subject to a withdrawal charge (premiums in your annuity for seven years or longer and not previously withdrawn).
o Once every year, you may withdraw the greater of earnings or 10% of premiums paid (not yet withdrawn).

Withdrawals in excess of that will be charged a withdrawal charge starting at 7% in the first year and declining 1% a year to 0% after 7 years. The withdrawal charge compensates us for costs associated with selling the contracts.

For purposes of the withdrawal charge, Jackson National treats withdrawals as coming from the oldest premium payment first. If you make a full withdrawal, the withdrawal charge is based on premiums remaining in the contract. If you withdraw only part of the value of your contract, we deduct the withdrawal charge from the remaining value in your contract.

     Note: For tax purposes, withdrawals are considered to have come from the last money into the contract. Thus, for tax purposes, earnings are considered to come out first.

Jackson National does not assess the withdrawal charge on any payments paid out as (1) income payments after the first year, (2) death benefits, or (3) withdrawals necessary to satisfy the minimum distribution requirements of the Internal Revenue Code. Withdrawals for terminal illness or other specified conditions as defined by Jackson National may not be subject to a withdrawal charge. These provisions are not available in all states.

Jackson National may reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce its sales expense. Some examples are: the purchase of a contract by a large group of individuals or an existing relationship between Jackson National and a prospective purchaser. Jackson National will not deduct a withdrawal charge under a contract issued to an officer, director, agent or employee of Jackson National or any of its affiliates.

Other Expenses. Jackson National pays the operating expenses of the Separate Account.

There are deductions from and expenses paid out of the assets of the series. These expenses are described in the attached JNL Series Trust prospectus.

Premium Taxes. Some states and other governmental entities charge premium taxes or other similar taxes. Jackson National is responsible for the payment of these taxes and may make a deduction from the value of the contract for them. Premium taxes generally range from 0% to 4% depending on the state.

Income Taxes. Jackson National will make a deduction from the contract for any income taxes which it incurs because of the contract. Currently, we are not making any such deduction.

Distribution of Contracts. Jackson National Life Distributors, Inc., located at 10877 Wilshire Boulevard, Suite 1550, Los Angeles, California 90024, serves as the distributor of the contracts. Jackson National Life Distributors, Inc. is a wholly-owned subsidiary of Jackson National.

Commissions will be paid to broker-dealers who sell the contracts. While commissions may vary, they are not expected to exceed 8% of any premium payment. Under certain circumstances, Jackson National may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions. Jackson National may under certain circumstances where permitted by applicable law, pay a bonus to a contract purchaser to the extent the broker-dealer waives its commission. Jackson National may use any of its corporate assets to cover the cost of distribution, including any profit from the contract insurance charges.

PURCHASES

Minimum Initial Premium:

o    $5,000 under most circumstances
o    $2,000 for a qualified plan contract.

The maximum we accept without our prior approval is $1 million.

Minimum Additional Premiums:

o    $500
o    $50 under the automatic payment plan

You can pay additional premiums at any time during the accumulation phase.

The minimum that you may allocate to a guaranteed account or investment portfolio is $100. There is a $100 minimum balance requirement for each guaranteed account and investment portfolio.

When you purchase a contract, Jackson National will allocate your premium to one or more of the guaranteed accounts and/or the investment portfolios you have selected. Your allocations must be in whole percentages ranging from 0% to 100%. Jackson National will allocate additional premiums in the same way unless you tell us otherwise.

There may be more than eighteen investment options available under the contract; however, you may not allocate your money to more than eighteen investment options during the life of your contract.

Jackson National will issue your contract and allocate your first premium within 2 business days after we receive your complete application and first premium. If your application is not complete, we will contact you to get the necessary information. If for some reason Jackson National is unable to complete this process within 5 business days, we will either return your money or get your permission to keep it until we receive all of the necessary information.

The Jackson National business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time.

Accumulation Units. The contract value allocated to the investment portfolios will go up or down depending on the performance of the portfolios. In order to keep track of the value of your contract, Jackson National uses a unit of measure called an accumulation unit. (An accumulation unit is similar to a share of a mutual fund.)
During the income phase it is called an annuity unit.

Every business day Jackson National determines the value of an accumulation unit for each of the investment portfolios. This is done by:

     1. determining the total amount of money invested in the particular investment portfolio;

     2.   subtracting any insurance charges;

     3.   dividing this amount by the number of outstanding accumulation units.

The value of an accumulation unit may go up or down from day to day.

When you make a premium payment, Jackson National credits your contract with accumulation units. The number of accumulation units credited is determined at the close of Jackson National's business day by dividing the amount of the premium allocated to any investment portfolio by the value of the accumulation unit for that investment portfolio.

TRANSFERS

You can transfer money between guaranteed accounts and investment portfolios during the accumulation phase. During the income phase, you can transfer money between investment portfolios.

You can make 15 transfers every year during the accumulation phase without charge. The minimum amount that you can transfer is $100 (unless the transfer is made under a pre-authorized automatic transfer program). If the remaining value in a guaranteed account or investment portfolio would be less than $100 after a transfer, you must transfer the entire value or you may not make the transfer.

Telephone Transactions. You may make transfers by telephone, unless you elect on your application not to have this privilege. When authorizing a transfer, you must complete your telephone call by the close of Jackson National's business day (usually 4:00 p.m. Eastern time) in order to receive that day's accumulation unit value for an investment portfolio.

Jackson National has procedures which are designed to provide reasonable assurance that telephone authorizations are genuine. Our procedures include requesting identifying information and tape recording telephone communications. Jackson National and its affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a telephone transfer which was not properly authorized by you. However, if Jackson National fails to employ reasonable procedures to ensure that all telephone transfers are properly authorized, we may be held liable for such losses. Jackson National reserves the right to modify or discontinue at any time and without notice the acceptance of instructions from someone other than you and/or the telephone transfer privilege.

ACCESS TO YOUR MONEY

You can have access to the money in your contract:

o    by making either a partial or complete withdrawal, or
o    by electing to receive income payments.

Your beneficiary can have access to the money in your contract when a death benefit is paid.

When you make a complete withdrawal you will receive:

     1.   the value of the contract on the day you made the withdrawal;

     2.   less any premium tax;

     3.   less any contract maintenance charge; and

     4.   less any withdrawal charge.

Except in connection with the systematic withdrawal program, you must withdraw at least $500 or, if less, the entire amount in the guaranteed account or investment portfolio from which you are making the withdrawal. After your withdrawal, you must have at least $100 left in the guaranteed account or investment portfolio.

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.

There are limitations on withdrawals from a qualified plan referred to as a 403(b) annuity. See "Taxes."

Systematic Withdrawal Program. You can arrange to have money automatically sent to you periodically while your contract is still in the accumulation phase. You will have to pay taxes on money you receive and withdrawals you make before you reach 59 1/2 may be subject to a 10% tax penalty.

We reserve the right to charge a fee for participation or to discontinue offering this program in the future.

Suspension of Withdrawals or Transfers. Jackson National may be required to suspend or delay withdrawals or transfers from an investment portfolio when:

o the New York Stock Exchange is closed (other than customary weekend and holiday closings);
o    trading on the New York Stock Exchange is restricted;
o an emergency exists so that it is not reasonably practicable to dispose of shares of the investment portfolios or determine investment portfolio values;
o    the SEC, by order, may permit for the protection of owners.

Jackson National has reserved the right to defer payment for a withdrawal or transfer from the guaranteed accounts for the period permitted by law, but not more than six months.

INCOME PAYMENTS (THE INCOME PHASE)

The income phase occurs when you begin receiving regular payments from your contract. The income date is the month and year in which those payments begin. The income date must be at least one year after your contract is issued. You can choose the income date and an income option. The income options are described below.

If you do not choose an income option, we will assume that you selected Option 3 which provides a life annuity with 120 months of guaranteed payments.

You can change the income date or income option at any time before the income date. You must give us 7 days notice. Income payments must begin by your 90th birthday under a non-qualified contract (or an earlier date under a qualified contract if required by law).

At the income date, you can choose whether payments will come from the guaranteed accounts, the investment portfolios or both. Unless you tell us otherwise, your income payments will be based on the investment allocations that were in place on the income date.

You can choose to have income payments made monthly, quarterly, semi-annually, or annually. However, if you have less than $5,000 to apply toward an income option and state law permits, Jackson National may provide your payment in a single lump sum. Likewise, if your first income payment would be less than $50 and state law permits, Jackson National may set the frequency of payments so that the first payment would be at least $50.

Income Payments from Investment Portfolios. If you choose to have any portion of your income payments come from the investment portfolio(s), the dollar amount of your payment will depend upon three things:

     1. the value of your contract in the investment portfolio(s) on the income date;

     2. the 3% assumed investment rate used in the annuity table for the contract; and

     3.   the performance of the investment portfolios you selected.

Jackson National calculates the dollar amount of the first income payment that you receive from the investment portfolios. We then use that amount to determine the number of annuity units that you hold in each investment portfolio. The amount of each subsequent income payment is determined by multiplying the number of annuity units that you hold in an investment portfolio by the annuity unit value for that investment portfolio.

The number of annuity units that you hold in each investment portfolio does not change unless you reallocate your contract value among the investment portfolios. The annuity unit value of each investment portfolio will vary based on the investment performance of the series. If the actual investment performance exactly matches the assumed rate at all times, the amount of each income payment will remain equal. If the actual investment performance exceeds the assumed rate, your income payments will increase. Similarly, if the actual investment performance is less than the assumed rate, your income payments will decrease.

Income  Options.  The annuitant is the person whose life we look to when we make
income  payments.   (Each  description  assumes  that  you  are  the  owner  and annuitant.) The following income options may not be available in all states.

     Option 1 - Life Income. This income option provides monthly payments for your life.

     Option 2 - Joint and Survivor Annuity. This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you.

     Option 3 - Life Annuity With 120 or 240 Monthly Payments Guaranteed. This income option provides monthly payments for your life, but with payments continuing to your beneficiary for the remainder of 10 or 20 years (as you select) if you die before the end of the selected period.

     Option 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30.

     Additional Options - Other income options may be made available by Jackson National.

If you choose Option 1, 2 or 3, you cannot make a withdrawal during the income phase.

DEATH BENEFIT

Death of Owner Before the Income Date. If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit. If you have a joint owner, the death benefit will be paid when the first joint owner dies. Joint owners must be spouses (unless otherwise permitted by state law). The surviving joint owner will be treated as the beneficiary. Any other beneficiary designated will be treated as a contingent beneficiary.

The death benefit equals:

     1.   current contract value; or

     2. the total premiums (less withdrawals, withdrawal charges and premium taxes) compounded at 5%*; or

     3. the contract value at the end of the 7th contract year PLUS all premiums made since the 7th year (less withdrawals, withdrawal charges and premium taxes) compounded at 5%*

-- whichever is GREATEST.

The death benefit under 3 will never exceed 250% of premiums paid, less partial withdrawals. The death benefit under 2 and 3 may not be available in all states.

The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an income option. The death benefit payable under an income option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Payments must begin within one year of the date of death. Unless the beneficiary chooses to receive the death benefit in a single sum, the beneficiary must elect an income option within the 60 day period beginning with the date Jackson National receives proof of death. If the beneficiary chooses to receive the death benefit in a single sum and all the necessary requirements are met, Jackson National will pay the death benefit within 7 days. If the beneficiary is your spouse, he/she can continue the contract in his/her own name at the then current contract value.

Death of Owner After the Income Date. If you or a joint owner die after moving to the income phase, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death. If you die, the beneficiary becomes the owner. If the joint owner dies, the surviving joint owner, if any, will be the designated beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary. A contingent beneficiary is entitled to receive payment only after the beneficiary dies.

Death of Annuitant. If the annuitant is not an owner or joint owner and the annuitant dies before the income date, you can name a new annuitant. If you do not name a new annuitant within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death of the annuitant will be treated as the death of the owner, and a new annuitant may not be named.

If the annuitant dies after the income date, the death benefit, if any, will be as provided for in the income option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

-------------------------------
* (4% if the owner is age 70 or older at the date of issue)

TAXES

The following is general information and is not intended as tax advice to any individual. You should consult your own tax adviser.

The Internal Revenue Code (Code) provides that you will not be taxed on the earnings on the money held in your contract until you take money out (this is referred to as tax deferral). There are different rules as to how you will be taxed depending on how you take the money out and the type of contract you have (non-qualified or qualified).

Non-Qualified Contracts - General Taxation. You will not be taxed on increases in the value of your contract until a distribution (either as a withdrawal or as an income payment) occurs. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For income payments, a portion of each income payment is treated as a partial return of your premium and will not be taxed. The remaining portion of the income payment will be treated as ordinary income. How the income payment is divided between taxable and non-taxable portions depends on the period over which income payments are expected to be made. Income payments received after you have received all of your premium are treated as income.

If a non-qualified contract is owned by a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts), the contract will generally not be treated as an annuity for tax purposes.

Qualified and Non-Qualified Contracts. If you purchase the contract as an individual and not under any pension plan, specially sponsored program or an individual retirement annuity, your contract is referred to as a non-qualified contract.

If you purchase the contract under a pension plan, specially sponsored program, or an individual retirement annuity, your contract is referred to as a qualified contract. Examples of qualified plans are: Individual Retirement Annuities
(IRAs), Tax-Sheltered Annuities (sometimes referred to as 403(b) contracts), H.R. 10 Plans (sometimes referred to as Keogh Plans), and pension and profit-sharing plans, which include 401(k) plans.

Withdrawals - Non-Qualified Contracts. If you make a withdrawal from your contract, the Code treats the withdrawal as first coming from earnings and then from your premium payments. Withdrawn earnings are includible in income.

The Code also provides that any amount received under an annuity contract which is included in income may be subject to a 10% penalty. Some withdrawals will be exempt from the penalty. They include any amounts: (1) paid on or after the taxpayer reaches age 59 1/2; (2) paid after you die; (3) paid if the taxpayer becomes totally disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity; (5) paid under an immediate annuity; or (6) which come from premiums made prior to August 14, 1982.

Withdrawals - Qualified Contracts. There are special rules that govern qualified contracts. We have provided additional discussion in the Statement of Additional Information.

Withdrawals - Tax-Sheltered Annuities. The Code limits the withdrawal of premiums from certain Tax-Sheltered Annuities. Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) leaves his/her job; (3) dies; (4) becomes disabled (as that term is defined in the Code); or (5) in the case of hardship. However, in the case of hardship, the owner can only withdraw the premium and not any earnings.

Withdrawals - Roth IRAs. Beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Qualified distributions from Roth IRAs are entirely tax free. A qualified distribution requires that the individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild, or ancestor.

Withdrawals - Investment Adviser Fees. The Internal Revenue Service has, through a series of Private Letter Rulings, held that the payment of investment adviser fees from an IRA or a Tax-Sheltered Annuity is permissible under certain circumstances and will not be considered a distribution for income tax purposes. The Rulings require that in order to receive this favorable tax treatment, the annuity contract must, under a written agreement, be solely liable (not jointly with the contract owner) for payment of the adviser's fee and the fee must actually be paid from the annuity contract to the adviser. Withdrawals from non-qualified contracts for the payment of investment adviser fees will be considered distributions from the contract.

Restrictions Under the Texas Optional Retirement Program (ORP). Contracts issued to participants in ORP contain restrictions required under the Texas Administrative Code. In accordance with those restrictions, a participant in ORP will not be permitted to make withdrawals prior to such participant's retirement, death, attainment of age 70 1/2 year or termination of employment in a Texas public institution of higher education. The restrictions on withdrawal do not apply in the event a participant in ORP transfers the contract value to another approved contract or vendor during the period of ORP participation.

Assignment. An assignment may be a taxable event. If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

Diversification. The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Jackson National believes that the underlying investments are being managed so as to comply with these requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Jackson National would be considered the owner of the shares of the investment portfolios. If this occurs, it will result in the loss of the favorable tax treatment for the contract.

It is unknown to what extent owners are permitted to select investment portfolios, to make transfers among the investment portfolios or the number and type of investment portfolios from which owners may select. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the contract, could be treated as the owner of the investment portfolios. Due to the uncertainty in this area, Jackson National reserves the right to modify the contract in an attempt to maintain favorable tax treatment.

OTHER INFORMATION

Dollar Cost Averaging. You can arrange to automatically have a regular amount of money periodically transferred into the investment portfolios. This theoretically gives you a lower average cost per unit over time than you would receive if you made a one time purchase.

To participate in this program, you must have a total contract value of at least $15,000 (unless we waive this requirement). Certain other restrictions may apply.

Jackson National does not currently charge for participation in this program. We may do so in the future.

Rebalancing. You can arrange to have Jackson National automatically reallocate money between investment portfolios periodically to keep the blend you select.

Jackson National does not currently charge for participation in this program. We may do so in the future.

Free Look. If you cancel the contract within twenty days after receiving it (or whatever period is required in your state), Jackson National will return the amount your contract is worth on the day we receive your request. This may be more or less than your original payment. If required by law, Jackson National will return your premium.

Advertising. From time to time, Jackson National may advertise several types of performance for the investment portfolios.

o Total return is the overall change in the value of an investment in an investment portfolio over a given period of time.
o Standardized average annual total return is calculated in accordance with SEC guidelines.
o Non-standardized total return may be for periods other than those required or may otherwise differ from standardized average annual total return. For example, if a series has been in existence longer than the investment portfolio, we may show non-standardized performance for periods that begin on the inception date of the series, rather than the inception date of the investment portfolio.
o Yield refers to the income generated by an investment over a given period of time.

Performance will be calculated by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. Performance will reflect the deduction of the insurance charges and may reflect the deduction of the contract maintenance charge and withdrawal charge. The deduction of the contract maintenance and/or the withdrawal charge would reduce the percentage increase or make greater any percentage decrease.

Market Timing and Asset Allocation Services.  Market timing and asset allocation
services   offered  by  third  parties  must  comply  with  Jackson   National's
administrative systems, rules and procedures.

Modification of the Contract. Only the President, Vice President, Secretary or Assistant Secretary of Jackson National may approve a change to or waive a provision of the contract. Any change or waiver must be in writing. Jackson National may change the terms of the contract in order to comply with changes in applicable law, or otherwise as deemed necessary by Jackson National.

Year 2000 Matters. Jackson National initiated a project in 1993 to review and analyze its computer systems to determine if they are Year 2000 compatible. This project includes a written plan which provides for a process which ensures that when a particular system, or software application, is determined to be "non-compliant" the proper steps are in place to either remedy the "non-compliance" or cease using the particular system or software.

Jackson National's plan provides for an inventory of all critical computer systems, testing of such systems and resolution of Year 2000 issues. Jackson National anticipates that all compliance issues will be resolved by December 31, 1999.

As of the date of this Prospectus, Jackson National has identified and made available what it believes are the appropriate resources of hardware, people, and dollars to ensure that the plan will be completed.

Jackson National will not conclusively know the success of its plan until the Year 2000. Even with appropriate and diligent pursuit of a well-conceived response plan, including testing procedures, there is no certainty that any company will achieve complete success. Further, Jackson National's ability to function unaffected to and through the Year 2000 may be adversely affected by actions (or inactions) of third parties beyond its knowledge or control.

Legal Proceedings. There are no material legal proceedings, other than ordinary routine litigation incidental to the business, to which Jackson National Life Insurance Company, Jackson National Life Distributors, Inc., and the Jackson National Separate Account - I are parties.

Questions. If you have questions about your contract, you may call or write to us at:

o Jackson National Life Annuity Service Center, (800) 766-4683, P.O. Box 378002, Denver, Colorado 80237-8002
o Institutional Marketing Group Service Center: (800) 777-7779, P.O. Box 30386, Lansing, Michigan 48909-9692.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information and History ............................................. 2

Services .................................................................... 2

Purchase of Securities Being Offered ........................................ 2

Underwriters ................................................................ 2

Calculation of Performance .................................................. 3

Additional Tax Information .................................................. 8

Income Payments; Net Investment Factor ......................................16

Financial Statements ........................................................18

APPENDIX A

Condensed Financial Information

Accumulation Unit Values

The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each portfolio as of June 30, 1998, December 31, 1997, December 31, 1996, and December 31, 1995. This information has been taken from the Separate Account's financial statements. The Separate Account's financial statements for the periods ended December 31, 1997, December 31, 1996, and December 31, 1995, have been audited by PricewaterhouseCoopers LLP, independent accountants. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.



----------------------------------------------------------------------------------------------------------------
Portfolios                                         June 30,       December 31,      December 31,     December 31,
                                                     1998             1997              1996            1995(a)
----------------------------------------------------------------------------------------------------------------

JNL/Alger Growth Portfolio
  Accumulation unit value:
    Beginning of period                             $13.82           $11.11            $9.93              $10.00
    End of period                                   $17.18           $13.82           $11.11               $9.93
  Accumulation units outstanding
  at the end of period                           7,106,790        5,908,446        3,310,810              12,285

JNL/Eagle Core Equity Portfolio
  Accumulation unit value:
    Beginning of period                             $13.72           $10.52           $10.00              N/A(b)
    End of period                                   $15.07           $13.72           $10.52              N/A(b)
  Accumulation units outstanding
  at the end of period                           1,346,948          766,516           84,895              N/A(b)

JNL/Eagle SmallCap Equity Portfolio
  Accumulation unit value:
    Beginning of period                             $14.00           $11.12           $10.00              N/A(b)
    End of period                                   $15.09           $14.00           $11.12              N/A(b)
  Accumulation units outstanding
  at the end of period                           1,533,002          857,946           71,014              N/A(b)


(a) The Separate Account commenced operation on October 16, 1995.
(b) The JNL/Eagle Core Equity Portfolio and the JNL/Eagle SmallCap Equity Portfolio commenced operations on September 16, 1996.
(c) Prior to May 1, 1997, the JNL/Putnam Growth Series was the JNL/Phoenix Investment Counsel Growth Series and the management fee was .90%, the JNL/Putnam Value Equity Series was the PPM America/JNL Value Equity Series and the management fee was .75%; and the PPM America/JNL Balanced Series was the JNL/Phoenix Investment Counsel Balanced Series and the management fee was .90%.
(d) The JNL/S&P Conservative Growth Portfolio I commenced operations on April 9, 1998, the JNL/S&P Moderate Growth Portfolio I commenced operations on April 8, 1998, the JNL/S&P Aggressive Growth Portfolio I commenced operations on April 8, 1998, the JNL/S&P Very Aggressive Growth Portfolio I commenced operations on April 1, 1998, the JNL/S&P Equity Growth Portfolio I commenced operations on April 13, 1998, and the JNL/S&P Equity Aggressive Growth Portfolio I commenced operations on April 15, 1998.


---------------------------------------------------------------------------------------------------------------
Portfolios                                       June 30,       December 31,      December 31,     December 31,
                                                   1998             1997              1996            1995(a)
---------------------------------------------------------------------------------------------------------------

JNL/Janus Aggressive Growth Portfolio
  Accumulation unit value:
    Beginning of period                             $13.26           $11.95           $10.20              $10.00
    End of period                                   $17.13           $13.26           $11.95              $10.20
  Accumulation units outstanding
  at the end of period                           6,224,312        5,371,379        2,355,530               4,008

JNL/Janus Capital Growth Portfolio
  Accumulation unit value:
    Beginning of period                             $13.46           $11.87           $10.34              $10.00
    End of period                                   $15.67           $13.46           $11.87              $10.34
  Accumulation units outstanding
  at the end of period                           5,676,157        5,132,743        2,985,668               1,587

JNL/Janus Global Equities Portfolio
  Accumulation unit value:
    Beginning of period                             $15.93           $13.57           $10.48              $10.00
    End of period                                   $20.04           $15.93           $13.57              $10.48
  Accumulation units outstanding
  at the end of period                          10,475,885        9,067,277        3,090,234               4,778

JNL/Putnam Growth Portfolio(c)
  Accumulation unit value:
    Beginning of period                             $15.88           $13.22           $10.58              $10.00
    End of period                                   $19.34           $15.88           $13.22              $10.58
  Accumulation units outstanding
  at the end of period                           6,904,668        5,207,294        1,682,604                 571

JNL/Putnam Value Equity Portfolio(c)
  Accumulation unit value:
    Beginning of period                             $15.59           $12.98           $10.59              $10.00
    End of period                                   $16.78           $15.59           $12.98              $10.59
  Accumulation units outstanding
  at the end of the period                       9,751,677        6,925,507        1,330,288               3,944

JNL/S&P Conservative Growth Portfolio I
  Accumulation unit value:
    Beginning of period                             $10.00           N/A(d)           N/A(d)              N/A(d)
    End of period                                   $10.02           N/A(d)           N/A(d)              N/A(d)
  Accumulation units outstanding
  at the end of period                             175,470           N/A(d)           N/A(d)              N/A(d)

(a)  The Separate Account commenced operation on October 16, 1995.
(b) The JNL/Eagle Core Equity Portfolio and the JNL/Eagle SmallCap Equity Portfolio commenced operations on September 16, 1996.
(c) Prior to May 1, 1997, the JNL/Putnam Growth Series was the JNL/Phoenix Investment Counsel Growth Series and the management fee was .90%, the JNL/Putnam Value Equity Series was the PPM America/JNL Value Equity Series and the management fee was .75%; and the PPM America/JNL Balanced Series was the JNL/Phoenix Investment Counsel Balanced Series and the management fee was .90%.
(d) The JNL/S&P Conservative Growth Portfolio I commenced operations on April 9, 1998, the JNL/S&P Moderate Growth Portfolio I commenced operations on April 8, 1998, the JNL/S&P Aggressive Growth Portfolio I commenced operations on April 8, 1998, the JNL/S&P Very Aggressive Growth Portfolio I commenced operations on April 1, 1998, the JNL/S&P Equity Growth Portfolio I commenced operations on April 13, 1998, and the JNL/S&P Equity Aggressive Growth Portfolio I commenced operations on April 15, 1998.


-----------------------------------------------------------------------------------------------------------------
Portfolios                                         June 30,       December 31,      December 31,     December 31,
                                                     1998             1997              1996            1995(a)
-----------------------------------------------------------------------------------------------------------------

JNL/S&P Moderate Growth Portfolio I
  Accumulation unit value:
    Beginning of period                             $10.00           N/A(d)           N/A(d)              N/A(d)
    End of period                                   $10.11           N/A(d)           N/A(d)              N/A(d)
  Accumulation units outstanding
  at the end of period                             169,903           N/A(d)           N/A(d)              N/A(d)

JNL/S&P Aggressive Growth Portfolio I
  Accumulation unit value:
    Beginning of period                             $10.00           N/A(d)           N/A(d)              N/A(d)
    End of period                                   $10.20           N/A(d)           N/A(d)              N/A(d)
  Accumulation units outstanding
  at the end of period                             100,885           N/A(d)           N/A(d)              N/A(d)

JNL/S&P Very Aggressive Growth Portfolio I
  Accumulation unit value:
    Beginning of period                             $10.00           N/A(d)           N/A(d)              N/A(d)
    End of period                                   $10.30           N/A(d)           N/A(d)              N/A(d)
  Accumulation units outstanding
  at the end of period                             70,717           N/A(d)           N/A(d)              N/A(d)

JNL/S&P Equity Growth Portfolio I
  Accumulation unit value:
    Beginning of period                             $10.00           N/A(d)           N/A(d)              N/A(d)
    End of period                                    $9.94           N/A(d)           N/A(d)              N/A(d)
  Accumulation units outstanding
  at the end of period                             120,241           N/A(d)           N/A(d)              N/A(d)

JNL/S&P Equity Aggressive Growth Portfolio I
  Accumulation unit value:
    Beginning of period                             $10.00           N/A(d)           N/A(d)              N/A(d)
    End of period                                   $10.04           N/A(d)           N/A(d)              N/A(d)
  Accumulation units outstanding
  at the end of period                              62,241           N/A(d)           N/A(d)              N/A(d)

PPM America/JNL Balanced Portfolio (c)
  Accumulation unit value:
    Beginning of period                             $13.19           $11.29           $10.34              $10.00
    End of period                                   $14.13           $13.19           $11.29              $10.34
  Accumulation units outstanding
  at the end of period                           5,812,758        4,486,973        2,120,529              12,871

(a)  The Separate Account commenced operation on October 16, 1995.
(b) The JNL/Eagle Core Equity Portfolio and the JNL/Eagle SmallCap Equity Portfolio commenced operations on September 16, 1996.
(c) Prior to May 1, 1997, the JNL/Putnam Growth Series was the JNL/Phoenix Investment Counsel Growth Series and the management fee was .90%, the JNL/Putnam Value Equity Series was the PPM America/JNL Value Equity Series and the management fee was .75%; and the PPM America/JNL Balanced Series was the JNL/Phoenix Investment Counsel Balanced Series and the management fee was .90%.
(d) The JNL/S&P Conservative Growth Portfolio I commenced operations on April 9, 1998, the JNL/S&P Moderate Growth Portfolio I commenced operations on April 8, 1998, the JNL/S&P Aggressive Growth Portfolio I commenced operations on April 8, 1998, the JNL/S&P Very Aggressive Growth Portfolio I commenced operations on April 1, 1998, the JNL/S&P Equity Growth Portfolio I commenced operations on April 13, 1998, and the JNL/S&P Equity Aggressive Growth Portfolio I commenced operations on April 15, 1998.


----------------------------------------------------------------------------------------------------------------
Portfolios                                        June 30,       December 31,      December 31,     December 31,
                                                    1998             1997              1996            1995(a)
----------------------------------------------------------------------------------------------------------------

PPM America/JNL High Yield Bond Portfolio
  Accumulation unit value:
    Beginning of period                             $12.75           $11.26           $10.11              $10.00
    End of period                                   $13.32           $12.75           $11.26              $10.11
  Accumulation units outstanding
  at the end of period                           7,029,803        4,711,051        1,147,840                 100

PPM America/JNL Money Market Portfolio
  Accumulation unit value:
    Beginning of period                             $10.74           $10.37           $10.03              $10.00
    End of period                                   $10.93           $10.74           $10.37              $10.03
  Accumulation units outstanding
  at the end of period                           4,795,178        3,855,123        2,193,176              14,608

Salomon Brothers/JNL Global Bond Portfolio
  Accumulation unit value:
    Beginning of period                             $12.80           $11.74           $10.41              $10.00
    End of period                                   $13.03           $12.80           $11.74              $10.41
  Accumulation units outstanding
  at the end of the period                       3,210,605        2,603,857          911,885               3,128

Salomon Brothers/JNL U.S. Government &
Quality Bond Portfolio
  Accumulation unit value:
    Beginning of period                             $11.12           $10.33           $10.21              $10.00
    End of period                                   $11.46           $11.12           $10.33              $10.21
  Accumulation units outstanding
  at the end of period                           2,983,913        2,090,575          902,055               1,275

T. Rowe Price/JNL Established Growth Portfolio
  Accumulation unit value:
    Beginning of period                             $15.99           $12.53           $10.36              $10.00
    End of period                                   $18.61           $15.99           $12.53              $10.36
  Accumulation units outstanding
  at the end of period                           9,373,327        7,218,789        2,500,896              10,564

T. Rowe Price/JNL International Equity
Investment Portfolio
  Accumulation unit value:
    Beginning of period                             $11.94           $11.78           $10.49              $10.00
    End of period                                   $13.44           $11.94           $11.78               10.49
  Accumulation units outstanding
  at the end of period                           4,806,653        4,406,642        2,039,430               3,096

(a)  The Separate Account commenced operation on October 16, 1995.
(b) The JNL/Eagle Core Equity Portfolio and the JNL/Eagle SmallCap Equity Portfolio commenced operations on September 16, 1996.
(c) Prior to May 1, 1997, the JNL/Putnam Growth Series was the JNL/Phoenix Investment Counsel Growth Series and the management fee was .90%, the JNL/Putnam Value Equity Series was the PPM America/JNL Value Equity Series and the management fee was .75%; and the PPM America/JNL Balanced Series was the JNL/Phoenix Investment Counsel Balanced Series and the management fee was .90%.
(d) The JNL/S&P Conservative Growth Portfolio I commenced operations on April 9, 1998, the JNL/S&P Moderate Growth Portfolio I commenced operations on April 8, 1998, the JNL/S&P Aggressive Growth Portfolio I commenced operations on April 8, 1998, the JNL/S&P Very Aggressive Growth Portfolio I commenced operations on April 1, 1998, the JNL/S&P Equity Growth Portfolio I commenced operations on April 13, 1998, and the JNL/S&P Equity Aggressive Growth Portfolio I commenced operations on April 15, 1998.


------------------------------------------------------------------------------------------------------------------
Portfolios                                          June 30,       December 31,      December 31,     December 31,
                                                    1998             1997              1996            1995(a)
------------------------------------------------------------------------------------------------------------------

T. Rowe Price/JNL Mid-Cap Growth Portfolio
  Accumulation unit value:
    Beginning of period                             $14.68           $12.59           $10.37              $10.00
    End of period                                   $17.00           $14.68           $12.59              $10.37
  Accumulation units outstanding
  at the end of period                           9,434,104        8,031,753        3,585,051               5,120


(a)  The Separate Account commenced operation on October 16, 1995.
(b) The JNL/Eagle Core Equity Portfolio and the JNL/Eagle SmallCap Equity Portfolio commenced operations on September 16, 1996.
(c) Prior to May 1, 1997, the JNL/Putnam Growth Series was the JNL/Phoenix Investment Counsel Growth Series and the management fee was .90%, the JNL/Putnam Value Equity Series was the PPM America/JNL Value Equity Series and the management fee was .75%; and the PPM America/JNL Balanced Series was the JNL/Phoenix Investment Counsel Balanced Series and the management fee was .90%.
(d) The JNL/S&P Conservative Growth Portfolio I commenced operations on April 9, 1998, the JNL/S&P Moderate Growth Portfolio I commenced operations on April 8, 1998, the JNL/S&P Aggressive Growth Portfolio I commenced operations on April 8, 1998, the JNL/S&P Very Aggressive Growth Portfolio I commenced operations on April 1, 1998, the JNL/S&P Equity Growth Portfolio I commenced operations on April 13, 1998, and the JNL/S&P Equity Aggressive Growth Portfolio I commenced operations on April 15, 1998.

5

                       STATEMENT OF ADDITIONAL INFORMATION


                                 January 4, 1999



            INDIVIDUAL DEFERRED FIXED AND VARIABLE ANNUITY CONTRACTS
               ISSUED BY THE JACKSON NATIONAL SEPARATE ACCOUNT - I
                   OF JACKSON NATIONAL LIFE INSURANCE COMPANY


     This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated January 4, 1999. The Prospectus may be obtained from Jackson National Life Insurance Company by writing P. O. Box 378002, Denver, Colorado 82037-8002, or calling 1-800-766-4683.





                                TABLE OF CONTENTS
                                                                    Page

General Information and History........................................2
Services...............................................................2
Purchase of Securities Being Offered...................................2
Underwriters...........................................................2
Calculation of Performance.............................................3
Additional Tax Information............................................ 8
Income Payments; Net Investment Factor ...............................16
Financial Statements .................................................18

General Information and History

     Jackson National Separate Account - I (Separate Account) is a separate investment account of Jackson National Life Insurance Company (Jackson National). Jackson National is a wholly-owned subsidiary of Brooke Life Insurance Company, and is ultimately a wholly-owned subsidiary of Prudential Corporation plc, London, England, a life insurance company in the United Kingdom.

Services

     Jackson National has responsibility for administration of the contracts and the Separate Account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each contract owner and the number and type of contracts issued to each contract owner, and records with respect to the value of each contract.

     Jackson  National  is also the  custodian  of the  assets  of the  Separate
Account.

     PricewaterhouseCoopers LLP, 200 East Randolph Drive, Chicago, Illinois 60601, audits and reports on Jackson National's financial statements, including the financial statements of the Separate Account, and performs other professional accounting, auditing and advisory services when engaged to do so by Jackson National.

     Blazzard, Grodd & Hasenauer, P.C. of Westport, Connecticut has provided advice on certain matters relating to the federal securities and income tax laws in connection with the contracts described in the Prospectus.

Purchase of Securities Being Offered

     The contracts will be sold by licensed insurance agents in states where the contracts may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the National Association of Securities Dealers, Inc. (NASD).

Underwriters

     The contracts are offered continuously and are distributed by Jackson National Life Distributors, Inc. (JNLD), 10877 Wilshire Boulevard, Suite 1550, Los Angeles, California 90024. JNLD is a subsidiary of Jackson National.

Calculation of Performance

     When Jackson National advertises performance for an investment portfolio (except the PPM America/JNL Money Market Portfolio), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for an investment portfolio will be shown for periods beginning on the date the investment portfolio first invested in the corresponding series. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.

     Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an investment portfolio at the offering on the first day of the period ("initial investment"), and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return is annualized and reflects the deduction of the insurance charges and the contract maintenance charge. The redeemable value also reflects the effect of any applicable withdrawal charge that may be imposed at the end of the period. No deduction is made for premium taxes which may be assessed by certain states.

     The standardized average annual total returns for each investment portfolio (except the PPM America/JNL Money Market Portfolio) for the periods indicated are as follows:

                                                                                         Date of Initial
                                                                                          Investment in
                                                                     One Year Period      Corresponding
                                                                          Ended             Series to
                                                                      June 30, 1998       June 30, 1998
                                                                      -------------       -------------
JNL/Alger Growth Portfolio                                               26.36%               21.50%
JNL/Eagle Core Equity Portfolio                                          14.47%               23.49%
JNL/Eagle SmallCap Equity Portfolio                                       9.71%               23.59%
JNL/Janus Aggressive Growth Portfolio                                    29.07%               21.38%
JNL/Janus Capital Growth Portfolio                                       19.84%               17.68%
JNL/Janus Global Equities Portfolio                                      19.30%               29.06%
JNL/Putnam Growth Portfolio                                              28.13%               27.48%
JNL/Putnam Value Equity Portfolio                                         7.32%               20.32%
JNL/S&P Conservative Growth Portfolio I                                    N/A                -6.84%
JNL/S&P Moderate Growth Portfolio I                                        N/A                -5.94%
JNL/S&P Aggressive Growth Portfolio I                                      N/A                -5.05%
JNL/S&P Very Aggressive Growth Portfolio I                                 N/A                -3.98%
JNL/S&P Equity Growth Portfolio I                                          N/A                -7.62%



                                                                                         Date of Initial
                                                                                         Investment in
                                                                    One Year Period       Corresponding
                                                                         Ended              Series to
                                                                     June 30, 1998        June 30, 1998
                                                                     -------------        -------------
JNL/S&P Equity Aggressive Growth Portfolio I                               N/A                -6.61%
PPM America/JNL Balanced Portfolio                                        8.23%               12.50%
PPM America/JNL High Yield Bond Portfolio                                 4.81%               10.11%
Salomon Brothers/JNL Global Bond Portfolio                               -0.95%               9.01%
Salomon Brothers/JNL U.S. Government & Quality
         Bond Portfolio                                                   2.07%               3.51%
T. Rowe Price/JNL Established Growth Portfolio                           20.23%               25.29%
T. Rowe Price/JNL International Equity Investment Portfolio              -4.09%               10.32%
T. Rowe Price/JNL Mid-Cap Growth Portfolio                               21.10%               21.03%

     Prior to May 1, 1997, the PPM America/JNL Balanced Portfolio was the JNL/Phoenix Investment Counsel Balanced Portfolio and the corresponding series was sub-advised by Phoenix Investment Counsel, Inc., the JNL/Putnam Growth Portfolio was the JNL/Phoenix Investment Counsel Growth Portfolio and the corresponding series was sub-advised by Phoenix Investment Counsel, Inc., and the JNL/Phoenix Value Equity Portfolio was the PPM America/JNL Value Equity Portfolio and the corresponding series was sub-advised by PPM America, Inc.

     Jackson National may also advertise non-standardized total return. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return. Because the contract is designed for long term investment, non-standardized total return that does not reflect the deduction of any applicable withdrawal charge may be advertised. Reflecting the deduction of the withdrawal charge decreases the level of performance advertised. Non-standardized total return may also assume a larger initial investment which more closely approximates the size of a typical contract.

     The non-standardized total returns that each investment portfolio (except the PPM America/JNL Money Market Portfolio) would have achieved if it had been invested in the corresponding series for the periods indicated, calculated in a manner similar to standardized average annual total return but assuming a hypothetical initial investment of $10,000 and without deducting the contract maintenance charge or the withdrawal charge, are as follows: (NOTE: The figures below present investment performance information for the periods ended June 30, 1998. While these numbers represent the returns as of that date, they do not represent performance information of the portfolios since that date. Performance information for periods after June 30, 1998 may be significantly different (lower) than the numbers shown below.)


                                                                                                   Commencement of
                                                                                                    Operations of
                                                                               One Year Period      Corresponding
                                                                                    Ended             Series to
                                                                                June 30, 1998       June 30, 1998
                                                                                -------------       -------------
JNL/Alger Growth Portfolio**                                                       33.39%               21.55%
JNL/Eagle Core Equity Portfolio***                                                 21.50%               26.33%
JNL/Eagle SmallCap Equity Portfolio***                                             16.74%               28.10%
JNL/Janus Aggressive Growth Portfolio*                                             36.10%               26.08%
JNL/Janus Capital Growth Portfolio*                                                26.87%               24.87%
JNL/Janus Global Equities Portfolio*                                               26.33%               33.16%
JNL/Putnam Growth Portfolio*                                                       35.16%               30.65%
JNL/Putnam Value Equity Portfolio*                                                 14.35%               23.29%
JNL/S&P Conservative Growth Portfolio I****                                          N/A                0.18%
JNL/S&P Moderate Growth Portfolio I****                                              N/A                1.08%
JNL/S&P Aggressive Growth Portfolio I****                                            N/A                1.97%
JNL/S&P Very Aggressive Growth Portfolio I****                                       N/A                3.04%
JNL/S&P Equity Growth Portfolio I****                                                N/A                -0.60%
JNL/S&P Equity Aggressive Growth Portfolio I****                                     N/A                0.41%
PPM America/JNL Balanced Portfolio*                                                15.26%               15.36%
PPM America/JNL High Yield Bond Portfolio*                                         11.84%               11.02%
Salomon Brothers/JNL Global Bond Portfolio*                                         6.08%               9.54%
Salomon Brothers/JNL U.S. Government & Quality
         Bond Portfolio*                                                            9.10%               5.68%
T. Rowe Price/JNL Established Growth Portfolio*                                    27.26%               27.92%
T. Rowe Price/JNL International Equity Investment Portfolio*                        2.94%               10.35%
T. Rowe Price/JNL Mid-Cap Growth Portfolio*                                        28.13%               26.73%

*  Corresponding series commenced operations on May 15, 1995.
**  Corresponding series commenced operations on October 16, 1995.
***  Corresponding series commenced operations on September 16, 1996.
**** The JNL/S&P Conservative Growth Series I commenced operations on April 9, 1998; the JNL/S&P Moderate Growth Series I commenced operations on April 8, 1998; the JNL/S&P Aggressive Growth Series I commenced operations on April 8, 1998; the JNL/S&P Very Aggressive Growth Series I commenced operations on April 1, 1998; the JNL/S&P Equity Growth Series I commenced operations on April 13, 1998; and the JNL/S&P Equity Aggressive Growth Series I commenced operations on April 15, 1998. Performance figures are not annualized.

     Prior to May 1, 1997, the PPM America/JNL Balanced Portfolio was the JNL/Phoenix Investment Counsel Balanced Portfolio and the corresponding series was sub-advised by Phoenix Investment Counsel, Inc., the JNL/Putnam Growth Portfolio was the JNL/Phoenix Investment Counsel Growth Portfolio and the corresponding series was sub-advised by Phoenix Investment Counsel, Inc., and the JNL/Putnam Value Equity Portfolio was the PPM America/JNL Value Equity Portfolio and the corresponding series was sub-advised by PPM America, Inc.

     Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the investment portfolio has been in existence, if it has not been in existence for one of the prescribed periods. If the corresponding series has been in existence for longer than the investment portfolio, the non-standardized total return quotations will show the investment performance the investment portfolio would have achieved (reduced by the applicable charges) had it been held in the series for the period quoted. Standardized average annual total return is not available for periods before the investment portfolio was in existence.

     Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of a series include general market conditions, operating expenses and investment management. An owner's withdrawal value upon surrender of a contract may be more or less than original cost.

     Jackson National may advertise the current annualized yield for a 30-day period for an investment portfolio. The annualized yield of an investment portfolio refers to the income generated by the investment portfolio over a specified 30-day period. Because this yield is annualized, the yield generated by an investment portfolio during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

                   a-b   6
YIELD   =       2[(---+1)  -1]
                   cd

Where:

      a          =                  net  investment  income  earned during the
                                    period by the series  attributable to shares
                                    owned by the investment portfolio.
      b          =                  expenses  for  the  investment  portfolio
                                    accrued    for    the    period    (net   of
                                    reimbursements).
      c          =                  the average  daily number of  accumulation
                                    units outstanding during the period.
      d          =                  the   maximum    offering    price   per
                                    accumulation unit on the last day of the period.

     Net  investment   income  will  be  determined  in  accordance  with  rules
established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all contracts.

     The yield for the 30-day period ended June 30, 1998 for each of the referenced investment portfolios is as follows:

PPM America/JNL  Balanced Portfolio                                      1.35%
PPM America/JNL High Yield Bond Portfolio                                6.99%
Salomon Brothers/JNL Global Bond Portfolio                               5.97%
Salomon Brothers/JNL U.S. Government & Quality Bond Portfolio            4.42%

     Prior to May 1, 1997, the PPM America/JNL Balanced Portfolio was the JNL/Phoenix Investment Counsel Balanced Portfolio and the corresponding series was sub-advised by Phoenix Investment Counsel, Inc.

     Because of the charges and deductions imposed by the Separate Account, the yield for an investment portfolio will be lower than the yield for the corresponding series. The yield on amounts held in the investment portfolios normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. An investment portfolio's actual yield will be affected by the types and quality of portfolio securities held by the series and the series operating expenses.

     Any current yield quotations of the PPM America/JNL Money Market Portfolio, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Portfolio based on different time periods, but we will accompany it with a yield quotation based on a seven day calendar period. The PPM America/JNL Money Market Portfolio's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The PPM America/JNL Money Market Portfolio's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Portfolio. The PPM America/JNL Money Market Portfolio's yield and effective yield for the seven day period ended June 30, 1998 were 3.47% and 3.53%, respectively.

     The PPM America/JNL Money Market Portfolio's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the series' portfolio, portfolio quality and average maturity, changes in interest rates, and the series' expenses. Although the investment portfolio determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the series' Prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a contract owner's investment in the PPM America/JNL Money Market
Portfolio nor that Portfolio's investment in the PPM America/JNL Money Market Series, is guaranteed or insured. Yields of other money market funds may not be comparable if a different base or another method of calculation is used.

Additional Tax Information

     NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER. JACKSON NATIONAL DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE
TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT SPECIAL RULES NOT DESCRIBED IN THIS PROSPECTUS MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS.

General

     Section 72 of the Internal Revenue Code of 1986, as amended (the "Code"), governs taxation of annuities in general. An individual owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a partial withdrawal, federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. For contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for contracts issued in connection with qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

     For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the contract (adjusted for any period certain or refund feature) bears to the expected return under the contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the contract has been recovered (i.e. when the total of the excludable amounts equals the investment in the contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of qualified plans there may be no cost basis in the contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the contracts should seek competent financial advice about the tax consequences of distributions.

     Jackson National is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from Jackson National and its operations form a part of Jackson National.

Withholding Tax on Distributions

     The Code generally requires Jackson National (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the owner.

     An "eligible rollover distribution" is the estimated taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, or from a tax sheltered annuity qualified under Section 403(b) of the Code (other than (1) a series of substantially equal annuity payments for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; and (2) minimum distributions required to be made under the Code). Failure to "rollover" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

     Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

     Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to thirty (30%) percent of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in recipient's gross income.

Diversification -- Separate Account Investments

     Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts such as the contracts meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

     The Treasury Department has issued Regulations establishing diversification requirements for the investment portfolios underlying variable contracts. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

     Jackson National intends that each series of the JNL Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

     The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which contract owner control of the investments of the Separate Account will cause the contract owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment of the contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

     The amount of owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to receipt of payments under the contract.

     In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the owner being retroactively determined to be the owner of the assets of the Separate Account.

     Due to the uncertainty in this area, Jackson National reserves the right to modify the contract in an attempt to maintain favorable tax treatment.

Multiple Contracts

     The Code provides that multiple annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple contracts. Owners should consult a tax adviser prior to purchasing more than one annuity contract in any calendar year.

Contracts Owned by Other than Natural Persons

     Under Section 72(u) of the Code, the investment earnings on premiums for contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to contracts held by a trust or other entity as an agent for a natural person nor to contracts held by certain qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a contract to be owned by a non-natural person.

Tax Treatment of Assignments

     An assignment or pledge of a contract may have tax consequences, and may also be prohibited by ERISA in some circumstances. Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their contracts.

Qualified Plans

     The contracts offered by the Prospectus are designed to be suitable for use under various types of qualified plans. Taxation of owners in each qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a qualified plan may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the contracts issued to fund the plan.

Tax Treatment of Withdrawals

Non-Qualified Plans

     Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the contract value exceeds the aggregate Premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer's gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

Qualified Plans

     In the case of a withdrawal under a qualified contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (H.R. 10 and Corporate Pension and Profit Sharing plans), 403(b) (tax-sheltered annuities) and 408 and 408A (IRAs). To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

     The tax penalty will not apply to the following distributions: (1) if distribution is made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in Section 72(m)(7) of the Code); (3) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code
Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner or annuitant (as applicable) and his or her spouse and dependents if the contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (8) distributions from an Individual Retirement Annuity made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the owner or annuitant (as applicable) for the taxable year; and (9) distributions from an Individual Retirement Annuity made to the owner or annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exception stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

     Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, separates from services, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain qualified plans. Tax penalties may also apply. While the foregoing limitations only apply to certain contracts issued in connection with Section 403(b) qualified plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

     The taxable portion of a withdrawal or distribution from contracts issued under certain types of plans may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion. Effective January 1, 1993, such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Taxes -- Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA, or an individual retirement account described in section 408(a) of the Code. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

     Amounts received from IRAs may also be rolled over into other IRAs, individual retirement accounts or certain other plans, subject to limitations set forth in the Code.

     Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement. In the case of an IRA, distribution must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions must be over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Types of Qualified Plans

     The following are general descriptions of the types of qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a qualified plan.

     Contracts issued pursuant to qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this Prospectus. Generally, contracts issued pursuant to qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from qualified plan contracts.

         (a) H.R. 10 Plans

                  Section 401 of the Code permits self-employed individuals to establish qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all plans on such items as: amounts of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (b) Tax-Sheltered Annuities

                  Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)
         (3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (c) Individual Retirement Annuities

                  Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (d) Corporate Pension and Profit-Sharing Plans

                  Sections 401(a) and 401(k) of the Code permit corporate employers to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of contracts for use with corporate pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (e) Non-Qualified Deferred Compensation Plans -- Section 457

                  Under Section 457 of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans which may invest in annuity contracts. The Code, as in the case of qualified plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be included in the employees' gross income until distributed from the plan.

         (f) Roth IRAs

                  Beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRAs and non-Roth IRAs.

                  Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

                  Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. However, for rollovers in 1998, the individual may pay that tax ratably over the four taxable year periods beginning with the tax year 1998. There are no similar limitations on rollovers from a Roth IRA to another Roth IRA.

Income Payments; Net Investment Factor

     See "Income Payments (The Income Phase)" in the Prospectus.

     The net investment factor is an index applied to measure the net investment performance of an investment portfolio from one valuation date to the next. Since the net investment factor may be greater or less than or equal to one, and the factor that offsets the 3% investment rate assumed is slightly less than one, the value of an annuity unit (which changes with the product of that factor) and the net investment may increase, decrease or remain the same.

     The net investment factor for any investment portfolio for any valuation period is determined by dividing (a) by (b) and then subtracting (c) from the result where:

         (a) is the net result of:

                  (1) the net asset value of a series share held in the investment portfolio determined as of the valuation date at the end of the valuation period, plus

                  (2) the per share amount of any dividend or other distribution declared by the series if the "ex-dividend" date occurs during the valuation period, plus or minus

                  (3) a per share credit or charge with respect to any taxes paid or reserved for by Jackson National during the valuation period which are determined by Jackson National to be attributable to the operation of the investment portfolio (no federal income taxes are applicable under present law);

         (b) is the net asset value of the series share held in the investment portfolio determined as of the valuation date at the end of the preceding valuation period; and

         (c) is the asset charge factor determined by Jackson National for the valuation period to reflect the charges for assuming the mortality and expense risks and the administration charge.

                     Jackson National Separate Account - I



                                  [GRAPHIC](R)














                              Financial Statements



                              For the Period Ended
                                 June 30, 1998

                      Jackson National Separate Account - I

                Statement of Assets and Liabilities (Unaudited)
                                 June 30, 1998


                                                                       Portfolios
                                      ------------------------------------------------------------------------------------
                                              JNL          JNL           JNL                     JNL/Eagle       JNL/Eagle
                                       Aggressive      Capital        Global       JNL/Alger          Core        SmallCap
                                           Growth       Growth      Equities          Growth        Equity          Equity
                                       ----------      -------      --------       ---------     ---------       ---------

Assets:

Investments in JNL Series Trust,
at market value
  (See Schedule of Investments) .   $106,598,139   $ 88,931,416   $209,944,389   $122,091,828   $ 20,292,370   $ 23,127,191
Due from Jackson National Life
Insurance Company ...............         32,503         20,585        318,309        364,625         76,772        198,745
Receivable for investments sold .         46,909          3,589         62,019         16,503          1,057          1,106
                                    ------------   ------------   ------------   ------------   ------------   ------------
Total Assets ....................    106,677,551     88,955,590    210,324,717    122,472,956     20,370,199     23,327,042


Liabilities:

Payable for investments purchased         32,503         20,585        318,309        364,625         76,772        198,745
Due to Jackson National Life
Insurance Company ...............         46,909          3,589         62,019         16,503          1,057          1,106
                                    ------------   ------------   ------------   ------------   ------------   ------------
Total Liabilities ...............         79,412         24,174        380,328        381,128         77,829        199,851
                                    ------------   ------------   ------------   ------------   ------------   ------------


 Net Assets .....................   $106,598,139   $ 88,931,416   $209,944,389   $122,091,828   $ 20,292,370   $ 23,127,191
                                    ============   ============   ============   ============   ============   ============

Total Net Assets Represented by:
Number of units outstanding .....      6,224,312      5,676,157     10,475,885      7,106,790      1,346,948      1,533,002
                                    ============   ============   ============   ============   ============   ============
Unit value (net assets divided by
 units outstanding) .............   $      17.13   $      15.67   $      20.04   $      17.18   $      15.07   $      15.09
                                    ============   ============   ============   ============   ============   ============

                See accompanying notes to financial statements.

                      Jackson National Separate Account - I

           Statement of Assets and Liabilities (Unaudited)(continued)
                                 June 30, 1998


                                                                          Portfolios
                                      -------------------------------------------------------------------------------------
                                                                                          PPM           PPM
                                                     JNL/Putnam            PPM    America/JNL    America/JNL        Salomon
                                      JNL/Putnam          Value    America/JNL     High Yield          Money   Brothers/JNL
                                          Growth         Equity       Balanced           Bond         Market    Global Bond
                                      ----------     ----------    -----------    -----------    -----------   ------------

Assets:

Investments in JNL Series Trust,
at market value
  (See Schedule of Investments) .   $133,566,180   $163,637,785   $ 82,128,956   $ 93,617,236   $ 52,421,137   $ 41,848,164
Due from Jackson National Life
Insurance Company ...............        260,042        191,971        113,314         53,214           --           18,569
Receivable for investments sold .         14,504         53,995         21,853          6,917        565,630          5,994
                                    ------------   ------------   ------------   ------------   ------------   ------------
Total Assets ....................    133,840,726    163,883,751     82,264,123     93,677,367     52,986,767     41,872,727


Liabilities:

Payable for investments purchased        260,042        191,971        113,314         53,214           --           18,569
Due to Jackson National Life
Insurance Company ...............         14,504         53,995         21,853          6,917        565,630          5,994
                                    ------------   ------------   ------------   ------------   ------------   ------------
Total Liabilities ...............        274,546        245,966        135,167         60,131        565,630         24,563
                                    ------------   ------------   ------------   ------------   ------------   ------------


 Net Assets .....................   $133,566,180   $163,637,785   $ 82,128,956   $ 93,617,236   $ 52,421,137   $ 41,848,164
                                    ============   ============   ============   ============   ============   ============

Total Net Assets Represented by:
Number of units outstanding .....      6,904,668      9,751,677      5,812,758      7,029,803      4,795,178      3,210,605
                                    ============   ============   ============   ============   ============   ============
Unit value (net assets divided by
 units outstanding) .............   $      19.34   $      16.78   $      14.13   $      13.32   $      10.93   $      13.03
                                    ============   ============   ============   ============   ============   ============

                See accompanying notes to financial statements.

                      Jackson National Separate Account - I

                                 June 30, 1998

                                                       Portfolios
                                -------------------------------------------------------------
                                                                       T. Rowe
                                        Salomon         T. Rowe      Price/JNL        T. Rowe
                                   Brothers/JNL       Price/JNL  International      Price/JNL
                                U.S. Government     Established         Equity        Mid-Cap
                                 & Quality Bond          Growth     Investment         Growth
                                ---------------     -----------  -------------      ---------

Assets:

Investments in JNL Series Trust,
at market value
  (See Schedule of Investments) .   $ 34,182,883   $174,440,893   $ 64,613,823   $160,384,042
Due from Jackson National Life
Insurance Company ...............          7,133        129,682         22,207        113,231
Receivable for investments sold .          7,224         91,809          5,231         23,250
                                    ------------   ------------   ------------   ------------
Total Assets ....................     34,197,240    174,662,384     64,641,261    160,520,523


Liabilities:

Payable for investments purchased          7,133        129,682         22,207        113,231
Due to Jackson National Life
Insurance Company ...............          7,224         91,809          5,231         23,250
                                    ------------   ------------   ------------   ------------
Total Liabilities ...............         14,357        221,491         27,438        136,481
                                    ------------   ------------   ------------   ------------


 Net Assets .....................   $ 34,182,883   $174,440,893   $ 64,613,823   $160,384,042
                                    ============   ============   ============   ============

Total Net Assets Represented by:
Number of units outstanding .....      2,983,913      9,373,327      4,806,653      9,434,104
                                    ============   ============   ============   ============
Unit value (net assets divided by
 units outstanding) .............   $      11.46   $      18.61   $      13.44   $      17.00
                                    ============   ============   ============   ============

                See accompanying notes to financial statements.

                     Jackson National Separate Account - I

                                 June 30, 1998


                                                                          Portfolios
                                          -----------------------------------------------------------------------------

                                                                                     JNL/S&P                    JNL/S&P
                                               JNL/S&P     JNL/S&P      JNL/S&P         Very      JNL/S&P        Equity
                                          Conservative    Moderate   Aggressive   Aggressive       Equity    Aggressive
                                                Growth      Growth       Growth       Growth       Growth        Growth
                                              Series I    Series I     Series I     Series I     Series I      Series I
                                          ------------    --------   ----------   ----------     --------    ----------

Assets:

Investments in JNL Series Trust,
at market value
  (See Schedule of Investments) ........   $1,757,934   $1,717,342   $1,028,771   $  728,697   $1,195,217   $  624,942
Due from Jackson National Life
Insurance Company ......................          --          5,406         --           --           --           --
Receivable for investments sold ........        5,554       10,739           39           28           46           24
                                           ----------   ----------   ----------   ----------   ----------   ----------
Total Assets ...........................    1,763,488    1,733,487    1,028,810      728,725    1,195,263      624,966


Liabilities:

Payable for investments purchased ......         --          5,406         --           --           --           --
Due to Jackson National Life
Insurance Company ......................        5,554       10,739           39           28           46           24
                                           ----------   ----------   ----------   ----------   ----------   ----------
Total Liabilities ......................        5,554       16,145           39           28           46           24
                                           ----------   ----------   ----------   ----------   ----------   ----------


 Net Assets ............................   $1,757,934   $1,717,342   $1,028,771   $  728,697   $1,195,217   $  624,942
                                           ==========   ==========   ==========   ==========   ==========   ==========

Total Net Assets Represented by:
Number of units outstanding ............      175,470      169,903      100,885       70,717      120,241       62,241
                                           ==========   ==========   ==========   ==========   ==========   ==========
Unit value (net assets divided by
 units outstanding) ....................   $    10.02   $    10.11   $    10.20   $    10.30   $     9.94   $    10.04
                                           ==========   ==========   ==========   ==========   ==========   ==========

                See accompanying notes to financial statements.

                     Jackson National Separate Account - I

                      Statement of Operations (Unaudited)
                         Six months ended June 30, 1998


                                                                       Portfolios
                                       ---------------------------------------------------------------------------------
                                              JNL          JNL            JNL                   JNL/Eagle      JNL/Eagle
                                       Aggressive      Capital         Global     JNL/Alger          Core       SmallCap
                                           Growth       Growth       Equities        Growth        Equity         Equity
                                       ----------      -------       --------     ---------     ---------      ---------

Net realized gain from sales
of investments:

Proceeds from sales ...............   $ 8,534,178   $ 6,215,551   $12,689,336   $ 7,617,683   $   876,128   $ 1,324,876
Cost of investments sold ..........     6,874,762     5,105,335    10,239,053     5,918,891       760,697     1,155,057
                                      -----------   -----------   -----------   -----------   -----------   -----------
Net realized gain (loss) from sales
of investments ....................     1,659,416     1,110,216     2,450,283     1,698,792       115,431       169,819


Net unrealized gain on investments:

Unrealized gain beginning of year .     6,566,393     9,216,063    14,341,791    12,927,438     1,358,754       948,517
Unrealized gain end of year .......    27,991,382    20,631,062    52,709,477    34,078,416     2,528,606     1,620,923
                                      -----------   -----------   -----------   -----------   -----------   -----------
Net unrealized gain
   on investments .................    21,424,989    11,414,999    38,367,686    21,150,978     1,169,852       672,406
                                      -----------   -----------   -----------   -----------   -----------   -----------


Net gain on investments ...........    23,084,405    12,525,215    40,817,969    22,849,770     1,285,283       842,225


Expenses:

Administrative charge .............        66,201        58,122       133,313        75,727        10,825        12,649
Mortality and expense charge ......       551,679       484,347     1,110,940       631,056        90,212       105,411
                                      -----------   -----------   -----------   -----------   -----------   -----------

      Total Expenses ..............       617,880       542,469     1,244,253       706,783       101,037       118,060
                                      -----------   -----------   -----------   -----------   -----------   -----------

Increase (decrease) in net assets
resulting from operations .........   $22,466,525   $11,982,746   $39,573,716   $22,142,987   $ 1,184,246   $   724,165
                                      ===========   ===========   ===========   ===========   ===========   ===========

                See accompanying notes to financial statements.

                     Jackson National Separate Account - I

                         Six months ended June 30, 1998


                                                                        Portfolios
                                      --------------------------------------------------------------------------------
                                                                                        PPM         PPM
                                                     JNL/Putnam           PPM   America/JNL  America/JNL       Salomon
                                      JNL/Putnam          Value   America/JNL    High Yield        Money  Brothers/JNL
                                          Growth         Equity      Balanced          Bond       Market   Global Bond
                                      ----------     ----------   -----------   -----------  -----------  ------------

Net realized gain from sales
of investments:

Proceeds from sales ...............   $ 8,985,807   $ 9,173,004   $ 4,521,909   $ 9,616,778   $32,846,081   $ 4,021,881
Cost of investments sold ..........     7,263,505     8,120,012     3,811,535     8,717,122    32,272,047     3,703,016
                                      -----------   -----------   -----------   -----------   -----------   -----------
Net realized gain (loss) from sales
of investments ....................     1,722,302     1,052,992       710,374       899,656       574,034       318,865


Net unrealized gain on investments:

Unrealized gain beginning of year .    10,554,634     9,825,588     7,805,534     5,314,048       874,329     2,530,302
Unrealized gain end of year .......    30,593,722    18,312,837    12,106,653     8,005,085     1,103,688     3,114,049
                                      -----------   -----------   -----------   -----------   -----------   -----------
Net unrealized gain
   on investments .................    20,039,088     8,487,249     4,301,119     2,691,037       229,359       583,747
                                      -----------   -----------   -----------   -----------   -----------   -----------


Net gain on investments ...........    21,761,390     9,540,241     5,011,493     3,590,693       803,393       902,612


Expenses:

Administrative charge .............        80,902       104,616        53,955        59,548        35,046        28,993
Mortality and expense charge ......       674,187       871,798       449,624       496,233       292,046       241,606
                                      -----------   -----------   -----------   -----------   -----------   -----------

      Total Expenses ..............       755,089       976,414       503,579       555,781       327,092       270,599
                                      -----------   -----------   -----------   -----------   -----------   -----------

Increase (decrease) in net assets
resulting from operations .........   $21,006,301   $ 8,563,827   $ 4,507,914   $ 3,034,912   $   476,301   $   632,013
                                      ===========   ===========   ===========   ===========   ===========   ===========

                See accompanying notes to financial statements.

                     Jackson National Separate Account - I

                           Six months ended June 30, 1998

                                                            Portfolios
                                  ---------------------------------------------------------
                                                                       T. Rowe
                                          Salomon       T. Rowe      Price/JNL      T. Rowe
                                     Brothers/JNL     Price/JNL  International    Price/JNL
                                  U.S. Government   Established         Equity      Mid-Cap
                                   & Quality Bond        Growth     Investment       Growth
                                  ---------------   -----------  -------------    ---------

Net realized gain from sales
of investments:

Proceeds from sales ...............   $ 4,415,354   $10,104,720   $ 5,672,395   $11,605,473
Cost of investments sold ..........     4,123,916     7,922,296     5,111,188     9,312,670
                                      -----------   -----------   -----------   -----------
Net realized gain (loss) from sales
of investments ....................       291,438     2,182,424       561,207     2,292,803


Net unrealized gain on investments:

Unrealized gain beginning of year .     1,594,733    18,774,315       904,389    17,999,889
Unrealized gain end of year .......     2,390,663    38,740,411     7,518,069    36,626,725
                                      -----------   -----------   -----------   -----------
Net unrealized gain
   on investments .................       795,930    19,966,096     6,613,680    18,626,836
                                      -----------   -----------   -----------   -----------


Net gain on investments ...........     1,087,368    22,148,520     7,174,887    20,919,639


Expenses:

Administrative charge .............        22,201       110,964        45,208       105,318
Mortality and expense charge ......       185,008       924,703       376,735       877,654
                                      -----------   -----------   -----------   -----------

      Total Expenses ..............       207,209     1,035,667       421,943       982,972
                                      -----------   -----------   -----------   -----------

Increase (decrease) in net assets
resulting from operations .........   $   880,159   $21,112,853   $ 6,752,944   $19,936,667
                                      ===========   ===========   ===========   ===========

                See accompanying notes to financial statements.

                     Jackson National Separate Account - I

                       Statement of Operations (Unaudited)
                         Six months ended June 30, 1998

                                                                  Portfolios
                                  ------------------------------------------------------------------------
                                                                           JNL/S&P                  JNL/S&P
                                       JNL/S&P     JNL/S&P     JNL/S&P        Very    JNL/S&P        Equity
                                  Conservative    Moderate  Aggressive  Aggressive     Equity    Aggressive
                                        Growth      Growth      Growth      Growth     Growth        Growth
                                              1           2           2           3          4             5
                                      Series I    Series I    Series I    Series I   Series I      Series I
                                  ------------    --------  ----------  ----------   --------    ----------

Net realized gain from sales
of investments:


Proceeds from sales ...............   $ 49,335    $ 42,695   $  3,529   $ 67,874    $ 45,216    $    728
Cost of investments sold ..........     49,606      42,672      3,519     68,530      46,134         730
                                      --------    --------   --------   --------    --------    --------
Net realized gain (loss) from sales
of investments ....................       (271)         23         10       (656)       (918)         (2)


Net unrealized gain on investments:

Unrealized gain beginning of year .       --          --         --         --          --          --
Unrealized gain end of year .......     25,594      31,703     27,825     24,164       4,399      18,131
                                      --------    --------   --------   --------    --------    --------
Net unrealized gain (loss)
   on investments .................     25,594      31,703     27,825     24,164       4,399      18,131
                                      --------    --------   --------   --------    --------    --------


Net gain on investments ...........     25,323      31,726     27,835     23,508       3,481      18,129


Expenses:

Administrative charge .............        213         224        143         77         170          74
Mortality and expense charge ......      1,776       1,868      1,188        638       1,415         617
                                      --------    --------   --------   --------    --------    --------

Total Expenses ....................      1,989       2,092      1,331        715       1,585         691
                                      --------    --------   --------   --------    --------    --------

Increase (decrease) in net assets
resulting from operations .........   $ 23,334    $ 29,634   $ 26,504   $ 22,793    $  1,896    $ 17,438
                                      ========    ========   ========   ========    ========    ========

----------
1
  Period from April 9, 1998 (commencement of operations) to June 30, 1998.
2
  Period from April 8, 1998 (commencement of operations) to June 30, 1998.
3
  Period from April 1, 1998 (commencement of operations) to June 30, 1998.
4
  Period from April 13, 1998 (commencement of operations) to June 30, 1998.
5
  Period from April 15, 1998 (commencement of operations) to June 30, 1998.



                See accompanying notes to financial statements.

                     Jackson National Separate Account - I

                 Statement of Changes in Net Assets (Unaudited)


                                                                              Portfolios
                                        -------------------------------------------------------------------------------------------
                                               JNL Aggressive                 JNL Capital                        JNL Global
                                                  Growth                          Growth                          Equities
                                        --------------------------     ---------------------------      ---------------------------
                                        Six months                     Six months                       Six months
                                             ended     Year ended           ended       Year ended           ended      Year ended
                                           June 30,   December 31,        June 30,     December 31,        June 30,    December 31,
                                              1998           1997            1998             1997            1998            1997
                                        ----------    -----------      ----------      -----------       ---------     ------------

Operations:

Net realized gain from sales
of investments ...................  $   1,659,416   $     866,398   $   1,110,216   $     301,251   $   2,450,283   $   1,621,040
Net unrealized gain on investments     21,424,989       5,415,158      11,414,999       8,840,685      38,367,686      11,430,440
Administrative charge ............        (66,201)        (78,473)        (58,122)        (80,287)       (133,313)       (150,545)
Mortality and expense charge .....       (551,679)       (653,938)       (484,347)       (669,055)     (1,110,940)     (1,254,542)
                                    -------------   -------------   -------------   -------------   -------------   -------------

Increase in net assets resulting
from operations ..................     22,466,525       5,549,145      11,982,746       8,392,594      39,573,716      11,646,393


Net deposits into Separate Account
(Note 6) .........................     12,880,318      37,560,141       7,862,221      25,254,359      25,968,683      90,834,074
                                    -------------   -------------   -------------   -------------   -------------   -------------

Increase in net assets ...........     35,346,843      43,109,286      19,844,967      33,646,953      65,542,399     102,480,467


Net Assets:

Beginning of period ..............     71,251,296      28,142,010      69,086,449      35,439,496     144,401,990      41,921,523
                                    -------------   -------------   -------------   -------------   -------------   -------------

End of period ....................  $ 106,598,139   $  71,251,296   $  88,931,416   $  69,086,449   $ 209,944,389   $ 144,401,990
                                    =============   =============   =============   =============   =============   =============

                 See accompanyingnotes to financial statements.

                     Jackson National Separate Account - I

                                                                              Portfolios
                                       -------------------------------------------------------------------------------------------
                                                JNL/Alger                     JNL/Eagle                       JNL/Eagle
                                                 Growth                      Core Equity                     SmallCap Equity
                                       --------------------------     ---------------------------      ---------------------------
                                       Six months                       Six months                     Six months
                                            ended      Year ended            ended     Year ended           ended      Year ended
                                          June 30,    December 31,         June 30,   December 31,        June 30,    December 31,
                                             1998            1997             1998           1997            1998            1997
                                       -----------    -----------      -----------    -----------      ----------     ------------

Operations:

Net realized gain from sales
of investments ...................  $   1,698,792   $   1,494,359   $     115,431   $      32,173   $     169,819   $     203,095
Net unrealized gain on investments     21,150,978      10,624,952       1,169,852       1,346,026         672,406         899,678
Administrative charge ............        (75,727)        (89,531)        (10,825)         (8,399)        (12,649)         (9,255)
Mortality and expense charge .....       (631,056)       (746,090)        (90,212)        (69,994)       (105,411)        (77,124)
                                    -------------   -------------   -------------   -------------   -------------   -------------

Increase in net assets resulting
from operations ..................     22,142,987      11,283,690       1,184,246       1,299,806         724,165       1,016,394


Net deposits into Separate Account
(Note 6) .........................     18,275,688      33,612,656       8,589,053       8,326,570      10,389,852      10,206,905
                                    -------------   -------------   -------------   -------------   -------------   -------------

Increase in net assets ...........     40,418,675      44,896,346       9,773,299       9,626,376      11,114,017      11,223,299


Net Assets:

Beginning of period ..............     81,673,153      36,776,807      10,519,071         892,695      12,013,174         789,875
                                    -------------   -------------   -------------   -------------   -------------   -------------

End of period ....................  $ 122,091,828   $  81,673,153   $  20,292,370   $  10,519,071   $  23,127,191   $  12,013,174
                                    =============   =============   =============   =============   =============   =============

                See accompanying notes to financial statements.

                     Jackson National Separate Account - I

                                                           Portfolios
                                                  -----------------------------
                                                           JNL/Putnam
                                                              Growth
                                                  -----------------------------
                                                  Six months
                                                       ended         Year ended
                                                     June 30,       December 31,
                                                        1998               1997
                                                  ----------        -----------

Operations:

Net realized gain from sales
of investments .............................    $   1,722,302     $     638,488
Net unrealized gain on investments .........       20,039,088         9,468,318
Administrative charge ......................          (80,902)          (76,896)
Mortality and expense charge ...............         (674,187)         (640,797)
                                                -------------     -------------

Increase in net assets resulting
from operations ............................       21,006,301         9,389,113


Net deposits into Separate Account
(Note 6) ...................................       29,865,396        51,065,168
                                                -------------     -------------

Increase in net assets .....................       50,871,697        60,454,281


Net Assets:

Beginning of period ........................       82,694,483        22,240,202
                                                -------------     -------------

End of period ..............................    $ 133,566,180     $  82,694,483
                                                =============     =============


                See accompanying notes to financial statements.

                     Jackson National Separate Account - I

                                                                              Portfolios
                                        --------------------------------------------------------------------------------------------
                                                   JNL/Putnam                  PPM America/JNL               PPM America/JNL
                                                  Value Equity                     Balanced                   High Yield Bond
                                        ----------------------------      -------------------------      ---------------------------
                                         Six months                       Six months                     Six months
                                              ended       Year ended           ended     Year ended           ended      Year ended
                                            June 30,     December 31,        June 30,   December 31,        June 30,    December 31,
                                               1998             1997            1998           1997            1998            1997
                                        -----------      -----------      ----------    -----------      ----------     ------------

Operations:

Net realized gain from sales
of investments .....................  $   1,052,992   $     595,400   $     710,374   $     484,105   $     899,656   $     461,507
Net unrealized gain on investments .      8,487,249       8,307,414       4,301,119       6,430,792       2,691,037       4,572,928
Administrative charge ..............       (104,616)        (83,044)        (53,955)        (61,547)        (59,548)        (52,086)
Mortality and expense charge .......       (871,798)       (692,035)       (449,624)       (512,889)       (496,233)       (434,046)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase in net assets resulting
from operations ....................      8,563,827       8,127,735       4,507,914       6,340,461       3,034,912       4,548,303


Net deposits into Separate Account
(Note 6) ...........................     47,102,183      82,577,176      18,449,245      28,882,738      30,495,375      42,618,313
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase in net assets .............     55,666,010      90,704,911      22,957,159      35,223,199      33,530,287      47,166,616


Net Assets:

Beginning of period ................    107,971,775      17,266,864      59,171,797      23,948,598      60,086,949      12,920,333
                                      -------------   -------------   -------------   -------------   -------------   -------------

End of period ......................  $ 163,637,785   $ 107,971,775   $  82,128,956   $  59,171,797   $  93,617,236   $  60,086,949
                                      =============   =============   =============   =============   =============   =============

                See accompanying notes to financial statements.

                     Jackson National Separate Account - I

                                                                              Portfolios
                                             ---------------------------------------------------------------------------------------

                                                                                                            Salomon Brothers/JNL
                                                      PPM America/JNL          Salomon Brothers/JNL             U.S. Government
                                                       Money Market                Global Bond                   & Quality Bond
                                             --------------------------     -------------------------     --------------------------
                                             Six months                     Six months                    Six months
                                                  ended      Year ended          ended     Year ended          ended     Year ended
                                                June 30,    December 31,       June 30,   December 31,       June 30,   December 31,
                                                   1998            1997           1998           1997           1998           1997
                                             ----------     -----------     ----------    -----------     ----------    ------------
Operations:

Net realized gain from sales
of investments ...........................  $    574,034   $  1,032,988   $    318,865   $    216,731   $    291,438   $    154,931
Net unrealized gain on investments .......       229,359        610,915        583,747      2,033,179        795,930      1,323,094
Administrative charge ....................       (35,046)       (50,377)       (28,993)       (33,550)       (22,201)       (23,031)
Mortality and expense charge .............      (292,046)      (419,810)      (241,606)      (279,583)      (185,008)      (191,925)
                                            ------------   ------------   ------------   ------------   ------------   ------------

Increase in net assets resulting
from operations ..........................       476,301      1,173,716        632,013      1,936,777        880,159      1,263,069


Net deposits into Separate Account
(Note 6) .................................    10,532,563     17,485,865      7,879,520     20,696,256     10,056,649     12,663,491
                                            ------------   ------------   ------------   ------------   ------------   ------------

Increase in net assets ...................    11,008,864     18,659,581      8,511,533     22,633,033     10,936,808     13,926,560


Net Assets:

Beginning of period ......................    41,412,273     22,752,692     33,336,631     10,703,598     23,246,075      9,319,515
                                            ------------   ------------   ------------   ------------   ------------   ------------

End of period ............................  $ 52,421,137   $ 41,412,273   $ 41,848,164   $ 33,336,631   $ 34,182,883   $ 23,246,075
                                            ============   ============   ============   ============   ============   ============

                See accompanying notes to financial statements.

                     Jackson National Separate Account - I

                                                            Portfolios
                                                  -----------------------------
                                                        T. Rowe Price/JNL
                                                        Established Growth
                                                  -----------------------------
                                                  Six months
                                                       ended         Year ended
                                                     June 30,       December 31,
                                                        1998               1997
                                                  ----------        -----------

Operations:

Net realized gain from sales
of investments .............................    $   2,182,424     $   1,641,416
Net unrealized gain on investments .........       19,966,096        16,283,327
Administrative charge ......................         (110,964)         (109,782)
Mortality and expense charge ...............         (924,703)         (914,851)
                                                -------------     -------------

Increase in net assets resulting
from operations ............................       21,112,853        16,900,110


Net deposits into Separate Account
(Note 6) ...................................       37,922,498        67,178,828
                                                -------------     -------------

Increase in net assets .....................       59,035,351        84,078,938


Net Assets:

Beginning of period ........................      115,405,542        31,326,604
                                                -------------     -------------

End of period ..............................    $ 174,440,893     $ 115,405,542
                                                =============     =============


                See accompanying notes to financial statements.

                     Jackson National Separate Account - I

                                                                                Portfolios
                                          ------------------------------------------------------------------------------------------
                                                                                                          JNL/S&P         JNL/S&P
                                                T. Rowe Price/JNL                                       Conservative      Moderate
                                               International Equity          T. Rowe Price/JNL             Growth          Growth
                                                   Investment                   Mid-Cap Growth            Series I        Series I
                                          -------------------------      --------------------------     ------------   -------------
                                          Six months                     Six months                      Period from     Period from
                                               ended     Year ended           ended      Year ended          April          April 8,
                                             June 30,   December 31,        June 30,    December 31,        1998* to        1998* to
                                                1998           1997            1998            1997    June 30, 1998   June 30, 1998
                                          ----------    -----------      ----------     -----------    -------------   -------------

Operations:

Net realized gain (loss) from sales
of investments .....................  $     561,207   $     382,718   $   2,292,803   $   1,121,672   $        (271)  $          23
Net unrealized gain (loss)
on investments .....................      6,613,680        (369,454)     18,626,836      14,460,621          25,594          31,703
Administrative charge ..............        (45,208)        (62,171)       (105,318)       (122,581)           (213)           (224)
Mortality and expense charge .......       (376,735)       (518,091)       (877,654)     (1,021,503)         (1,776)         (1,868)
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase (decrease) in net assets
resulting from operations ..........      6,752,944        (566,998)     19,936,667      14,438,209          23,334          29,634


Net deposits into Separate Account
(Note 6) ...........................      5,254,699      29,138,889      22,565,706      58,296,400       1,734,600       1,687,708
                                      -------------   -------------   -------------   -------------   -------------   -------------

Increase in net assets .............     12,007,643      28,571,891      42,502,373      72,734,609       1,757,934       1,717,342


Net Assets:

Beginning of period ................     52,606,180      24,034,289     117,881,669      45,147,060            --              --
                                      -------------   -------------   -------------   -------------   -------------   -------------

End of period ......................  $  64,613,823   $  52,606,180   $ 160,384,042   $ 117,881,669   $   1,757,934   $   1,717,342
                                      =============   =============   =============   =============   =============   =============

                See accompanying notes to financial statements.

                     Jackson National Separate Account - I

                                                                                        Portfolios
                                                           -------------------------------------------------------------------------
                                                            JNL/S&P               JNL/S&P              JNL/S&P           JNL/S&P
                                                           Aggressive            Aggressive             Equity          Aggressive
                                                             Growth                Growth               Growth            Growth
                                                            Series I              Series I             Series I          Series I
                                                           -----------          -----------          -----------        -----------

                                                           Period from          Period from          Period from        Period from
                                                               April 8,             April 1,            April 13,          April 15,
                                                              1998* to             1998* to             1998* to           1998* to
                                                               June 30,             June 30,             June 30,           June 30,
                                                                  1998                 1998                 1998               1998
                                                           -----------          -----------          -----------        -----------

Operations:

Net realized gain (loss) from sales
of investments .....................................        $        10         $      (656)        $      (918)        $        (2)
Net unrealized gain (loss)
on investments .....................................             27,825              24,164               4,399              18,131
Administrative charge ..............................               (143)                (77)               (170)                (74)
Mortality and expense charge .......................             (1,188)               (638)             (1,415)               (617)
                                                            -----------         -----------         -----------         -----------

Increase (decrease) in net assets
resulting from operations ..........................             26,504              22,793               1,896              17,438


Net deposits into Separate Account
(Note 6) ...........................................          1,002,267             705,904           1,193,321             607,504
                                                            -----------         -----------         -----------         -----------

Increase in net assets .............................          1,028,771             728,697           1,195,217             624,942


Net Assets:

Beginning of period ................................               --                  --                  --                  --
                                                            -----------         -----------         -----------         -----------

End of period ......................................        $ 1,028,771         $   728,697         $ 1,195,217         $   624,942
                                                            ===========         ===========         ===========         ===========

                See accompanying notes to financial statements.

                      Jackson National Separate Account - I

                       Schedule of Investments (Unaudited)
                                  June 30, 1998


                                                                          Number                            Market
JNL Series Trust                                                         of Shares          Cost             Value
----------------                                                      --------------- ---------------- ----------------


JNL Aggressive Growth.............................................         5,643,099      $ 78,606,757   $  106,598,139

JNL Capital Growth................................................         4,598,315       68,300,354       88,931,416

JNL Global Equities...............................................         9,478,302      157,234,912      209,944,389

JNL/Alger Growth..................................................         7,194,569       88,013,412      122,091,828

JNL/Eagle Core Equity.............................................         1,335,024       17,763,764       20,292,370

JNL/Eagle SmallCap Equity.........................................         1,448,165       21,506,268       23,127,191

JNL/Putnam Growth.................................................         6,409,126      102,972,458      133,566,180

JNL/Putnam Value Equity...........................................         8,976,291      145,324,948      163,637,785

PPM America/JNL Balanced..........................................         5,828,883       70,022,303       82,128,956

PPM America/JNL High Yield Bond...................................         7,756,192       85,612,151       93,617,236

PPM America/JNL Money Market......................................        52,421,138       51,317,449       52,421,137

Salomon Brothers/JNL Global Bond..................................         3,670,892       38,734,115       41,848,164

Salomon Brothers/JNL U.S. Government & Quality Bond...............         3,082,316       31,792,220       34,182,883

T. Rowe Price/JNL Established Growth..............................         9,527,083      135,700,482      174,440,893

T. Rowe Price/JNL International Equity Investment.................         4,709,462       57,095,754       64,613,823

T. Rowe Price/JNL Mid-Cap Growth..................................         7,916,290      123,757,317      160,384,042

JNL/S&P Conservative Growth I.....................................           174,919        1,732,340        1,757,934

JNL/S&P Moderate Growth I.........................................           169,363        1,685,639        1,717,342

JNL/S&P Aggressive Growth I.......................................           100,564        1,000,946        1,028,771

JNL/S&P Very Aggressive Growth I..................................            70,474          704,533          728,697

JNL/S&P Equity Growth I...........................................           119,881        1,190,818        1,195,217

JNL/S&P Equity Aggressive Growth I................................            62,060          606,811          624,942

                See accompanying notes to financial statements.

                      Jackson National Separate Account - I

                    Notes to Financial Statements (Unaudited)
                                  June 30, 1998


Note 1 - Organization
---------------------

         Jackson National Life Insurance Company ("JNL") established Jackson National Separate Account - I (the "Separate Account") on June 14, 1993. The Separate Account commenced operations on October 16, 1995, and is registered under the Investment Company Act of 1940 as a unit investment trust. The Separate Account receives and invests net premiums for individual flexible premium variable annuity contracts issued by JNL. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account currently contains twenty-two Portfolios, each of which invests in the following series of the JNL Series Trust:

                    JNL Aggressive Growth Series
                    JNL Capital Growth Series
                    JNL Global Equities Series
                    JNL/Alger Growth Series
                    JNL/Eagle Core Equity Series
                    JNL/Eagle SmallCap Equity Series
                    JNL/Putnam Growth Series
                    JNL/Putnam Value Equity Series
                    PPM America/JNL Balanced Series
                    PPM America/JNL High Yield Bond Series
                    PPM America/JNL Money Market Series
                    Salomon Brothers/JNL Global Bond Series
                    Salomon Brothers/JNL U.S. Government & Quality Bond Series
                    T. Rowe Price/JNL Established Growth Series
                    T. Rowe Price/JNL International Equity Investment Series
                    T. Rowe Price/JNL Mid-Cap Growth Series
                    JNL/S&P Conservative Growth Series I
                    JNL/S&P Moderate Growth Series I
                    JNL/S&P Aggressive Growth Series I
                    JNL/S&P Very Aggressive Growth Series I
                    JNL/S&P Equity Growth Series I
                    JNL/S&P Equity Aggressive Growth Series I

                      Jackson National Separate Account - I

Note 2 - Significant Accounting Policies
----------------------------------------

         The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

         Investments
         -----------

                  The Separate Account's investments in the series of the JNL Series Trust are stated at the net asset values of the respective series. The average cost method is used in determining the cost of the shares sold on withdrawals by the Separate Account. Fund share transactions are recorded on trade date (same as settlement date). The series follow the accounting practice known as consent dividending, whereby all of its net investment income and realized gains are treated as being distributed to the Separate Account and are immediately reinvested in the series.

         Federal Income Taxes
         --------------------

                  The operations of the Separate Account are included in the federal income tax return of JNL, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code. JNL anticipates no tax liability resulting from the operations of the Separate Account.
                  Therefore, no federal income tax has been provided.

Note 3 - Policy Charges
-----------------------

         Charges are deducted from the Separate Account to compensate JNL for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contract.

         Contract Maintenance Charge
         ---------------------------

         An annual contract maintenance charge of $35 is charged against each contract to reimburse JNL for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs on or prior to the annuity date. The charge is deducted by redeeming units. For the period ended June 30,1998, $270,328 in contract maintenance charges were assessed.

                      Jackson National Separate Account - I

Note 3 - Policy Charges (continued)
-----------------------------------

         Transfer Fee Charge
         -------------------

                  A transfer fee of $25 will apply to transfers in excess of 15 transfers in a contract year. JNL may waive the transfer fee in connection with pre-authorized automatic transfer programs, or in those states where a lesser fee is required.

                  This fee will be deducted from contract values which remain in the portfolio(s) from which the transfers were made. If such remaining contract value is insufficient to pay the transfer fee, then the fee will be deducted from transferred contract values. For the period ended June 30, 1998, $1,150 in transfer fees were assessed.

         Surrender or Contingent Deferred Sales Charge
         ---------------------------------------------

                  During the first seven contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract. The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contracts. The amount, if any, depends on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year. For the period ended June 30, 1998, $654,471 in surrender charges were assessed.

         Administration Charge
         ---------------------

                  JNL deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%. The administration charge is designed to reimburse JNL for administrative expenses related to the Separate Account and the issuance and maintenance of contracts.

         Mortality and Expense Charge
         ----------------------------

                  A daily charge is made for the mortality and expense risks assumed by JNL. JNL deducts a daily charge from the assets of the Separate Account equivalent to an annual rate of 1.25% for the assumption of mortality and expense risks. The mortality risk assumed by JNL is that the insured may receive benefits greater than those anticipated by JNL. The expense risk assumed by JNL is that the costs of administering the contracts of the Separate Account will exceed the amount received from the Administration Charge and the Contract Maintenance Charge.

                      Jackson National Separate Account - I

Note 4 - Purchases and Sales of Investments
-------------------------------------------

         For the period ended June 30, 1998, purchases and proceeds from sales of investments in the JNL Series Trust are as follows:


                                                                                             Proceeds
JNL Series Trust                                                            Purchases       from Sales
----------------                                                            ---------       ----------

JNL Aggressive Growth..................................................  $  20,796,616    $   8,534,178

JNL Capital Growth.....................................................     13,535,303        6,215,551

JNL Global Equities....................................................     37,413,766       12,689,336

JNL/Alger Growth.......................................................     25,186,588        7,617,683

JNL/Eagle Core Equity..................................................      9,364,144          876,128

JNL/Eagle SmallCap Equity..............................................     11,596,668        1,324,876

JNL/Putnam Growth......................................................     38,096,114        8,985,807

JNL/Putnam Value Equity................................................     55,298,773        9,173,004

PPM America/JNL Balanced...............................................     22,467,575        4,521,909

PPM America/JNL High Yield Bond........................................     39,556,372        9,616,778

PPM America/JNL Money Market...........................................     43,051,552       32,846,081

Salomon Brothers/JNL Global Bond.......................................     11,630,802        4,021,881

Salomon Brothers/JNL U.S. Government & Quality Bond....................     14,264,794        4,415,354

T. Rowe Price/JNL Established Growth...................................     46,991,551       10,104,720

T. Rowe Price/JNL International Equity Investment......................     10,505,151        5,672,395

T. Rowe Price/JNL Mid-Cap Growth.......................................     33,188,207       11,605,473

JNL/S&P Conservative Growth I..........................................      1,781,946           49,335

JNL/S&P Moderate Growth I..............................................      1,728,311           42,695

JNL/S&P Aggressive Growth I............................................      1,004,465            3,529

JNL/S&P Very Aggressive Growth I.......................................        773,063           67,874

JNL/S&P Equity Growth I................................................      1,236,952           45,216

JNL/S&P Equity Aggressive Growth I.....................................        607,541              728

                      Jackson National Separate Account - I

Note 5 -  Accumulation of Unit Activity
--------  -----------------------------

     The following is a reconciliation of unit activity for the periods ended June 30, 1998 and December 31, 1997:

                                        Units                                   Units                                  Units
                                     Outstanding      Units        Units     Outstanding     Units        Units     Outstanding
Portfolio:                           at 12/31/96     Issued      Redeemed    at 12/31/97    Issued       Redeemed    at 6/30/98
                                     ------------- ------------ ------------ ------------ ------------ -----------  ------------


JNL Aggressive Growth...............   2,355,530    3,830,809    (814,960)    5,371,379     1,371,342     (518,409)    6,224,312

JNL Capital Growth..................   2,985,668    3,195,545   (1,048,470)   5,132,743       937,560     (394,146)    5,676,157

JNL Global Equities.................   3,090,234    6,868,896    (891,853)    9,067,277     2,041,799     (633,191)   10,475,885

JNL/Alger Growth....................   3,310,810    3,360,067    (762,431)    5,908,446     1,644,350     (446,006)    7,106,790

JNL/Eagle Core Equity...............      84,895      700,021     (18,400)      766,516       633,077      (52,645)    1,346,948

JNL/Eagle SmallCap Equity...........      71,014      926,135    (139,203)      857,946       752,643      (77,587)    1,533,002

JNL/Putnam Growth...................   1,682,604    3,978,206    (453,516)    5,207,294     2,157,204     (459,830)    6,904,668

JNL/Putnam Value Equity.............   1,330,288    5,934,203    (338,984)    6,925,507     3,327,480     (501,310)    9,751,677

PPM America/JNL Balanced............   2,120,529    2,739,911    (373,467)    4,486,973     1,612,902     (287,117)    5,812,758

PPM America/JNL High Yield Bond.....   1,147,840    4,075,178    (511,967)    4,711,051     3,006,313     (687,561)    7,029,803

PPM America/JNL Money Market........   2,193,176    8,222,523   (6,560,576)   3,855,123     3,939,694   (2,999,639)    4,795,178

Salomon Brothers/JNL Global Bond....     911,885    1,958,400    (266,428)    2,603,857       894,817     (288,069)    3,210,605

Salomon Brothers/JNL U.S.
Government & Quality Bond...........     902,055    1,564,041    (375,521)    2,090,575     1,266,011     (372,673)    2,983,913

T. Rowe Price/JNL Established Growth   2,500,896    5,454,859    (736,966)    7,218,789     2,662,294     (507,756)    9,373,327

T. Rowe Price/JNL International
Equity Investment..................    2,039,430    2,905,132    (537,920)    4,406,642       801,676     (401,665)    4,806,653

T. Rowe Price/JNL Mid-Cap Growth....   3,585,051    5,339,307    (892,605)    8,031,753     2,072,000     (669,649)    9,434,104

JNL/S&P Conservative Growth I.......        n/a          n/a          n/a            -        180,274       (4,804)      175,470

JNL/S&P Moderate Growth I...........        n/a          n/a          n/a            -        173,990       (4,087)      169,903

JNL/S&P Aggressive Growth I.........        n/a          n/a          n/a            -        101,103         (218)      100,885

JNL/S&P Very Aggressive Growth I....        n/a          n/a          n/a            -         77,551       (6,834)       70,717

JNL/S&P Equity Growth I.............        n/a          n/a          n/a            -        124,725       (4,484)      120,241

JNL/S&P Equity Aggressive...........        n/a          n/a          n/a            -         62,245           (4)       62,241


                      Jackson National Separate Account - I

              Notes to Financial Statements (Unaudited) (continued)


Note 6 - Reconciliation of Gross and Net Deposits into the Separate Account
---------------------------------------------------------------------------

         Deposits into the Separate Account purchase shares of the JNL Series Trust. Net deposits represent the amounts available for investment in such shares after the deduction of applicable policy charges. The following is a summary of net deposits made for the periods ended June 30, 1998 and December 31, 1997:

                                                                             Portfolios
                                       ---------------------------------------------------------------------------------------
                                             JNL Aggressive                 JNL Capital                    JNL Global
                                                 Growth                        Growth                       Equities
                                       ---------------------------   ---------------------------   ---------------------------

                                        Six months       Year         Six months       Year         Six months       Year
                                          ended         ended           ended         ended           ended         ended
                                         June 30,    December 31,      June 30,    December 31,      June 30,    December 31,
                                          1998          1997            1998          1997            1998          1997
                                       ------------- -------------   ------------- -------------   ------------- -------------

Proceeds from units issued..........   $14,737,231   $45,265,821      $9,513,560   $37,672,456     $25,912,167   $93,402,947
Value of units redeemed.............    (1,935,331)  (10,290,778)     (2,143,170)  (11,594,857)     (4,012,948)  (13,733,122)
Transfers between funds and
   general account..................       148,726     2,651,747         563,432      (752,866)      4,185,976    11,247,196
                                       -----------   -----------      ----------   -----------     -----------   -----------

Total gross deposits net of
   transfers to general account.....    12,950,626    37,626,790       7,933,822    25,324,733      26,085,195    90,917,021

Deductions:
Policyholder charges................        70,308        66,649          71,601        70,374         116,512        82,947
                                       -----------   -----------      ----------   -----------     -----------   -----------


Net deposits from policyholders.....   $12,880,318   $37,560,141      $7,862,221   $25,254,359     $25,968,683   $90,834,074
                                       ===========   ===========      ==========   ===========     ===========   ===========

                      Jackson National Separate Account - I

Note 6 - Reconciliation of Gross and Net Deposits into
         the Separate Account (continued)
------------------------------------------------------



                                                                             Portfolios
                                       ---------------------------------------------------------------------------------------
                                               JNL/Alger                     JNL/Eagle                     JNL/Eagle
                                                 Growth                     Core Equity                 SmallCap Equity
                                       ---------------------------   ---------------------------   ---------------------------

                                        Six months       Year         Six months       Year         Six months       Year
                                          ended         ended           ended         ended           ended         ended
                                         June 30,    December 31,      June 30,    December 31,      June 30,    December 31,
                                          1998          1997            1998          1997            1998          1997
                                       ------------- -------------   ------------- -------------   ------------- -------------

Proceeds from units issued..........   $18,075,542   $38,632,352      $5,801,042    $7,461,654      $6,954,797   $10,214,402
Value of units redeemed.............    (1,928,744)   (9,648,065)       (185,115)     (234,793)       (120,937)   (1,846,474)
Transfers between funds and
   general account..................     2,185,381     4,701,036       2,977,340     1,100,202       3,559,464     1,839,874
                                       -----------   -----------     -----------   -----------     -----------   -----------

Total gross deposits net of
   transfers to general account.....    18,332,179    33,685,323       8,593,267     8,327,063      10,393,324    10,207,802

Deductions:
Policyholder charges................        56,491        72,667           4,214           493           3,472           897
                                       -----------   -----------     -----------   -----------     -----------   -----------


Net deposits from policyholders.....   $18,275,688   $33,612,656     $ 8,589,053   $ 8,326,570     $10,389,852   $10,206,905
                                       ===========   ===========     ===========   ===========     ===========   ===========

                      Jackson National Separate Account - I

              Notes to Financial Statements (Unaudited) (continued)




Note 6 - Reconciliation of Gross and Net Deposits into
         the Separate Account (continued)
------------------------------------------------------

                                                                            Portfolios
                                       ----------------------------------------------------------------------------------------
                                               JNL/Putnam                    JNL/Putnam                  PPM America/JNL
                                                 Growth                     Value Equity                    Balanced
                                       ----------------------------  ----------------------------  ----------------------------

                                        Six months                    Six months                    Six months
                                           ended       Year ended        ended      Year ended        ended       Year ended
                                         June 30,     December 31,     June 30,    December 31,      June 30,    December 31,
                                           1998          1997            1998          1997           1998           1997
                                       -------------- -------------  -----------   ------------     ----------  --------------

Proceeds from units issued..........   $29,165,170    $49,336,186    $43,390,831   $70,909,880     $17,697,627   $29,379,692
Value of units redeemed.............    (2,666,592)    (6,547,755)    (2,470,558)   (4,969,063)     (1,782,595)   (4,501,905)
Transfers between funds and
   general account..................     3,455,602      8,329,906      6,250,831    16,686,473       2,572,014     4,046,815
                                       -----------    -----------    -----------   -----------     -----------   -----------

Total gross deposits net of
   transfers to general account.....    29,954,180     51,118,337     47,171,104    82,627,290      18,487,046    28,924,602

Deductions:
Policyholder charges................        88,784         53,169         68,921        50,114          37,801        41,864
                                       -----------    -----------    -----------   -----------     -----------   -----------


Net deposits from policyholders.....   $29,865,396    $51,065,168    $47,102,183   $82,577,176     $18,449,245   $28,882,738
                                       ===========    ===========    ===========   ===========     ===========   ===========

                                              Portfolios
                                       ----------------------------
                                             PPM America/JNL
                                             High Yield Bond
                                        ---------------------------

                                         Six months
                                           ended       Year ended
                                          June 30,    December 31,
                                           1998          1997
                                        ------------- -------------

Proceeds from units issued..........    $29,889,265   $44,481,004
Value of units redeemed.............     (1,848,671)   (6,127,340)
Transfers between funds and
   general account..................      2,502,151     4,294,304
                                        -----------   -----------

Total gross deposits net of
   transfers to general account.....     30,542,745    42,647,968

Deductions:
Policyholder charges................         47,370        29,655
                                        -----------   -----------


Net deposits from policyholders.....    $30,495,375   $42,618,313
                                        ===========   ===========

                      Jackson National Separate Account - I

Note 6 - Reconciliation of Gross and Net Deposits into
         the Separate Account (continued)
------------------------------------------------------


                                                                             Portfolios
                                       ---------------------------------------------------------------------------------------
                                            PPM America/JNL             Salomon Brothers/JNL       Salomon Brothers/JNL U.S.
                                              Money Market                  Global Bond            Government & Quality Bond
                                       ---------------------------   ---------------------------   ---------------------------

                                        Six months                    Six months                    Six months
                                          ended       Year ended        ended       Year ended        ended       Year ended
                                         June 30,    December 31,      June 30,    December 31,      June 30,    December 31,
                                          1998          1997            1998          1997            1998          1997
                                       ------------- -------------   ------------- -------------   ------------- -------------

Proceeds from units issued..........   $22,674,787   $86,733,951      $7,048,810   $22,112,972      $9,288,033   $16,616,279
Value of units redeemed.............    (3,841,311)  (34,907,833)       (796,826)   (3,260,129)       (686,105)   (3,601,095)
Transfers between funds and
   general account..................    (8,171,327)  (34,311,907)      1,646,262     1,866,715       1,466,561      (336,485)
                                       -----------   -----------      ----------   -----------     -----------   -----------

Total gross deposits net of
   transfers to general account.....    10,662,149    17,514,211       7,898,246    20,719,558      10,068,489    12,678,699

Deductions:
Policyholder charges................       129,586        28,346          18,726        23,302          11,840        15,208
                                       -----------   -----------      ----------   -----------     -----------   -----------


Net deposits from policyholders.....   $10,532,563   $17,485,865      $7,879,520   $20,696,256     $10,056,649   $12,663,491
                                       ===========   ===========      ==========   ===========     ===========   ===========

                      Jackson National Separate Account - I

Note 6 - Reconciliation of Gross and Net Deposits into
         the Separate Account (continued)
------------------------------------------------------


                                                                           Portfolios
                                       ----------------------------------------------------------------------------------------

                                            T. Rowe Price/JNL             T. Rowe Price/JNL             T. Rowe Price/JNL
                                           Established Growth           International Equity             Mid-Cap Growth
                                       ----------------------------  ----------------------------  ----------------------------


                                        Six months                    Six months                    Six months
                                           ended       Year ended        ended      Year ended        ended       Year ended
                                         June 30,     December 31,     June 30,    December 31,      June 30,    December 31,
                                           1998          1997            1998          1997           1998           1997
                                       -------------- -------------  ----------------------------  ------------- --------------

Proceeds from units issued..........   $35,476,135    $67,808,925     $5,987,821   $31,886,802     $23,564,252   $63,794,416
Value of units redeemed.............    (3,219,090)   (10,747,430)    (1,087,735)   (6,517,887)     (2,554,839)  (11,648,973)
Transfers between funds and
   general account..................     5,750,874     10,198,231        387,560     3,808,627       1,637,897     6,231,186
                                       -----------    -----------     ----------   -----------     -----------   -----------

Total gross deposits net of
   transfers to general account.....    38,007,919     67,259,726      5,287,646    29,177,542      22,647,310    58,376,629

Deductions:
Policyholder charges................        85,421         80,898         32,947        38,653          81,604        80,229
                                       -----------    -----------     ----------   -----------     -----------   -----------


Net deposits from policyholders.....   $37,922,498    $67,178,828     $5,254,699   $29,138,889     $22,565,706   $58,296,400
                                       ===========    ===========     ==========   ===========     ===========   ===========

                                                 Portfolios
                                        -----------------------------
                                          JNL/S&P         JNL/S&P
                                        Conservative      Moderate
                                          Growth I        Growth I
                                        -------------   -------------

                                        Period from     Period from
                                          April 9,        April 8,
                                          1998* to        1998* to
                                          June 30,        June 30,
                                            1998            1998
                                        -------------   -------------

Proceeds from units issued..........        $95,406      $1,231,783
Value of units redeemed.............        (1,229)         (2,424)
Transfers between funds and
   general account..................      1,640,496         458,385
                                         ----------      ----------

Total gross deposits net of
   transfers to general account.....      1,734,673       1,687,744

Deductions:
Policyholder charges................             73              36
                                         ----------      ----------


Net deposits from policyholders.....     $1,734,600      $1,687,708
                                         ==========      ==========

----------------------------
*Commencement of operations.

                      Jackson National Separate Account - I

Note 6 - Reconciliation of Gross and Net Deposits into
         the Separate Account (continued)
------------------------------------------------------

                                                            Portfolios
                                    ------------------------------------------------------------
                                                      JNL/S&P                        JNL/S&P
                                      JNL/S&P          Very           JNL/S&P         Equity
                                     Aggressive     Aggressive        Equity        Aggressive
                                      Growth I       Growth I        Growth I        Growth I
                                    -------------  --------------  --------------  -------------

                                    Period from     Period from     Period from    Period from
                                      April 8,       April 1,        April 13,      April 15,
                                      1998* to       1998* to        1998* to        1998* to
                                     June 30,        June 30,        June 30,       June 30,
                                       1998            1998            1998           1998
                                    -------------  --------------  --------------  -------------

Proceeds from units issued.......... $  584,262     $  579,121      $  854,887      $  458,403
Value of units redeemed.............     (2,000)             -             (78)              -
Transfers between funds and
   general account..................    420,204        126,784         338,513         149,137
                                     ----------      ---------      ----------      -----------

Total gross deposits net of
   transfers to general account.....  1,002,466        705,905       1,193,322         607,540

Deductions:
Policyholder charges................        199              1               1              36
                                     ----------      ---------      ----------      -----------


Net deposits from policyholders..... $1,002,267      $ 705,904      $1,193,321      $   607,504
                                     ==========      =========      ==========      ===========

---------------------------------
*Commencement of operations.

                      Jackson National Separate Account - I





                                  [GRAPHIC](R)














                              Financial Statements



                                December 31, 1997

                        REPORT OF INDEPENDENT ACCOUNTANTS



To Jackson National Life Insurance Company and
   Contract Owners of Jackson National Separate Account - I

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the sixteen portfolios comprising the Jackson National
Separate Account - I at December 31, 1997, the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements are the responsibility of Jackson National Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.




/s/ Price Waterhouse LLP


February 6, 1998

                      Jackson National Separate Account - I

                       Statement of Assets and Liabilities
                                December 31, 1997



                                                                             Portfolios
                                  -------------------------------------------------------------------------------------------------


                                      JNL           JNL           JNL                      JNL/Eagle     JNL/Eagle
                                   Aggressive     Capital        Global      JNL/Alger        Core        SmallCap     JNL/Putnam
                                     Growth        Growth       Equities       Growth        Equity        Equity        Growth
                                  ------------- ------------- ------------- ------------- ------------- ------------- -------------
Assets:

   Investments in JNL Series
   Trust,
     at market value
     (See Schedule of
     Investments)..............   $71,251,296   $69,086,449  $144,401,990   $81,673,153   $10,519,071   $12,013,174   $82,694,483
   Due from Jackson National
   Life
     Insurance Company.........        35,337        61,370       100,575        53,501         7,839         8,334       360,342
   Receivable for investments
     sold......................        44,413        20,726       529,720        42,647           404           461         7,744
                                  ------------- ------------- ------------- ------------- ------------- ------------- -------------
       Total Assets............    71,331,046    69,168,545   145,032,285    81,769,301    10,527,314    12,021,969    83,062,569


Liabilities:

   Payable for investments
     purchased.................        35,337        61,370       100,575        53,501         7,839         8,334       360,342
   Due to Jackson National Life
     Insurance Company.........        44,413        20,726       529,720        42,647           404           461         7,744
                                  ------------- ------------- ------------- ------------- ------------- ------------- -------------
       Total Liabilities.......        79,750        82,096       630,295        96,148         8,243         8,795       368,086
                                  ------------- ------------- ------------- ------------- ------------- ------------- -------------


Net Assets.....................   $71,251,296   $69,086,449  $144,401,990   $81,673,153   $10,519,071   $12,013,174   $82,694,483
                                  ============= ============= ============= ============= ============= ============= =============

Total Net Assets Represented by:
   Number of units
   outstanding ................     5,371,379     5,132,743     9,067,277     5,908,446       766,516       857,946     5,207,294
                                  ============= ============= ============= ============= ============= ============= =============
   Unit value (net assets
     divided by
     units outstanding)........        $13.26        $13.46        $15.93        $13.82        $13.72        $14.00        $15.88
                                  ============= ============= ============= ============= ============= ============= =============

                See accompanying notes to financial statements.

                                                                         Portfolios
                                   ---------------------------------------------------------------------------------------

                                                                    PPM           PPM                         Salomon
                                    JNL/Putnam        PPM       America/JNL   America/JNL     Salomon       Brothers/JNL
                                       Value      America/JNL    High Yield      Money      Brothers/JNL  U.S. Government
                                      Equity        Balanced        Bond         Market     Global Bond    & Quality Bond
                                   -------------- ------------- ------------- ------------- ------------- ----------------
Assets:

   Investments in JNL Series
   Trust,  at market value
      (See Schedule of
     Investments)..............   $107,971,775   $59,171,797   $60,086,949   $41,412,273   $33,336,631       $23,246,075
   Due from Jackson National
   Life Insurance Company......        293,429       199,767       190,180        41,732        23,222            39,788
    Receivable for investments
    sold.......................         12,106        19,480         7,756         9,949         3,339               971
                                 -------------- ------------- ------------- ------------- ------------- ----------------
       Total Assets............    108,277,310    59,391,044    60,284,885    41,463,954    33,363,192        23,286,834

Liabilities:

   Payable for investments
     purchased.................        293,429       199,767       190,180        41,732        23,222            39,788
   Due to Jackson National Life
     Insurance Company.........         12,106        19,480         7,756         9,949         3,339               971
                                  -------------- ------------- ------------- ------------- ------------- ----------------
       Total Liabilities.......        305,535       219,247       197,936        51,681        26,561            40,759
                                  -------------- ------------- ------------- ------------- ------------- ----------------
Net Assets.....................   $107,971,775   $59,171,797   $60,086,949   $41,412,273   $33,336,631       $23,246,075
                                  ============== ============= ============= ============= ============= ================
Total Net Assets Represented by:
   Number of units
     outstanding ..............      6,925,507     4,486,973     4,711,051     3,855,123     2,603,857         2,090,575
                                  ============== ============= ============= ============= ============= ================
   Unit value (net assets
     divided by units
     outstanding)..............         $15.59        $13.19        $12.75        $10.74        $12.80            $11.12
                                  ============== ============= ============= ============= ============= ================


                  `                                   Portfolios
                                    -------------------------------------------
                                                      T. Rowe
                                        T. Rowe      Price/JNL      T. Rowe
                                       Price/JNL   International   Price/JNL
                                      Established     Equity        Mid-Cap
                                        Growth      Investment      Growth
                                    -------------------------------------------
Assets:

   Investments in JNL Series
   Trust,
     at market value
      (See Schedule of
     Investments)..............    $115,405,542   $52,606,180  $117,881,669
   Due from Jackson National
   Life Insurance Company......         183,864        32,831       141,185
    Receivable for investments
    sold.......................          20,295        12,485        51,353
                                  -------------------------------------------
       Total Assets............     115,609,701    52,651,496   118,074,207

Liabilities:

   Payable for investments
     purchased.................         183,864        32,831       141,185
   Due to Jackson National Life
     Insurance Company.........          20,295        12,485        51,353
                                  -------------------------------------------
       Total Liabilities.......         204,159        45,316       192,538
                                  -------------------------------------------
Net Assets.....................    $115,405,542   $52,606,180  $117,881,669
                                  ===========================================
Total Net Assets Represented by:
   Number of units
     outstanding ..............        7,218,789     4,406,642     8,031,753
                                  ===========================================
   Unit value (net assets
     divided by units
     outstanding)..............          $15.99        $11.94        $14.68
                                  ===========================================

                See accompanying notes to financial statements.

                      Jackson National Separate Account - I

                             Statement of Operations
                          Year ended December 31, 1997

                                                                             Portfolios
                                  -------------------------------------------------------------------------------------------------


                                      JNL           JNL           JNL                      JNL/Eagle     JNL/Eagle
                                   Aggressive     Capital        Global      JNL/Alger        Core        SmallCap     JNL/Putnam
                                     Growth        Growth       Equities       Growth        Equity        Equity        Growth
                                  ------------- ------------- ------------- ------------- ------------- ------------- -------------
Net realized gain from sales
   of investments:

   Proceeds from sales.........   $11,089,838   $13,167,439   $15,221,156   $10,556,353      $313,679    $1,933,750    $7,318,617
   Cost of investments sold....    10,223,440    12,866,188    13,600,116     9,061,994       281,506     1,730,655     6,680,129
                                  ------------- ------------- ------------- ------------- ------------- ------------- -------------
   Net realized gain from sales
     of investments............       866,398       301,251     1,621,040     1,494,359        32,173       203,095       638,488

Net unrealized gain on
investments:

   Unrealized gain beginning of
      year.....................     1,151,235       375,378     2,911,351     2,302,486        12,728        48,839     1,086,316
   Unrealized gain end of
      year.....................     6,566,393     9,216,063    14,341,791    12,927,438     1,358,754       948,517    10,554,634
                                  ------------- ------------- ------------- ------------- ------------- ------------- -------------
   Net unrealized gain (loss)
      on investments...........     5,415,158     8,840,685    11,430,440    10,624,952     1,346,026       899,678     9,468,318
                                  ------------- ------------- ------------- ------------- ------------- ------------- -------------
Net gain on investments........     6,281,556     9,141,936    13,051,480    12,119,311     1,378,199     1,102,773    10,106,806

Expenses:

   Administrative charge.......        78,473        80,287       150,545        89,531         8,399         9,255        76,896
   Mortality and expense charge       653,938       669,055     1,254,542       746,090        69,994        77,124       640,797
                                  ------------- ------------- ------------- ------------- ------------- ------------- -------------

Increase (decrease) in net
assets
   resulting from operations...    $5,549,145    $8,392,594   $11,646,393   $11,283,690    $1,299,806    $1,016,394    $9,389,113
                                  ============= ============= ============= ============= ============= ============= =============

                See accompanying notes to financial statements.

                                                                      Portfolios
                                  ---------------------------------------------------------------------------------------

                                                                   PPM           PPM                         Salomon
                                   JNL/Putnam        PPM       America/JNL   America/JNL     Salomon       Brothers/JNL
                                      Value      America/JNL    High Yield      Money      Brothers/JNL  U.S. Government
                                     Equity        Balanced        Bond         Market     Global Bond    & Quality Bond
                                  -------------- ------------- ------------- ------------- ------------- ----------------
Net realized gain from sales
   of investments:

   Proceeds from sales.........     $5,794,256     $5,118,205    $6,643,127   $69,718,273    $3,596,564       $4,167,744
   Cost of investments sold....      5,198,856      4,634,100     6,181,620    68,685,285     3,379,833        4,012,813
                                  -------------- ------------- ------------- ------------- ------------- ----------------
   Net realized gain from sales
     of investments............        595,400        484,105       461,507     1,032,988       216,731          154,931

Net unrealized gain on
investments:

   Unrealized gain beginning of
      year.....................      1,518,174      1,374,742       741,120       263,414       497,123          271,639
   Unrealized gain end of
      year.....................      9,825,588      7,805,534     5,314,048       874,329     2,530,302        1,594,733
   Net unrealized gain (loss)     -------------- ------------- ------------- ------------- ------------- ----------------
      on investments...........      8,307,414      6,430,792     4,572,928       610,915     2,033,179        1,323,094
                                  -------------- ------------- ------------- ------------- ------------- ----------------
Net gain on investments........      8,902,814      6,914,897     5,034,435     1,643,903     2,249,910        1,478,025

Expenses:

   Administrative charge.......         83,044         61,547        52,086        50,377        33,550           23,031
   Mortality and expense charge        692,035        512,889       434,046       419,810       279,583          191,925
                                  -------------- ------------- ------------- ------------- ------------- ----------------

Increase (decrease) in net
   assets resulting from
   operations .................     $8,127,735     $6,340,461    $4,548,303    $1,173,716    $1,936,777       $1,263,069
                                  ============== ============= ============= ============= ============= ================


                                                Portfolios
                                 -------------------------------------------
                                                   T. Rowe
                                     T. Rowe      Price/JNL      T. Rowe
                                    Price/JNL   International   Price/JNL
                                   Established     Equity        Mid-Cap
                                     Growth      Investment      Growth
                                 -------------------------------------------
Net realized gain from sales
   of investments:

   Proceeds from sales.........  $11,852,961    $7,136,802   $12,873,286
   Cost of investments sold....   10,211,545     6,754,084    11,751,614
                               -------------------------------------------
   Net realized gain from sales
     of investments............    1,641,416       382,718     1,121,672

Net unrealized gain on
investments:

   Unrealized gain beginning of
      year.....................    2,490,988     1,273,843     3,539,268
   Unrealized gain end of
      year.....................   18,774,315       904,389    17,999,889
   Net unrealized gain (loss)  -----------------------------------------
      on investments...........   16,283,327      (369,454)   14,460,621
                               -----------------------------------------
Net gain on investments........   17,924,743        13,264    15,582,293
Expenses:

   Administrative charge.......      109,782        62,171       122,581
   Mortality and expense charge      914,851       518,091     1,021,503
                               -------------------------------------------

Increase (decrease) in net
   assets resulting from
   operations .................  $16,900,110     $(566,998)  $14,438,209
                               ===========================================

                See accompanying notes to financial statements.

                      Jackson National Separate Account - I

                       Statements of Changes in Net Assets

                                                                          Portfolios
                                     ---------------------------------------------------------------------------------------

                                           JNL Aggressive                 JNL Capital                   JNL Global
                                               Growth                        Growth                      Equities
                                     ----------------------------  ----------------------------  ---------------------------

                                             Year ended                    Year ended                   Year ended
                                            December 31,                  December 31,                 December 31,
                                     ----------------------------  ----------------------------  ---------------------------
                                         1997          1996            1997          1996           1997          1996
                                     ----------------------------  ----------------------------  ------------- -------------
Operations:

   Net realized gain from sales
     of investments.................    $866,398       $30,996        $301,251       $34,343      $1,621,040       $92,148
   Net unrealized gain on
   investments......................   5,415,158     1,150,615       8,840,685       374,824      11,430,440     2,910,460
   Administrative charge............     (78,473)      (15,954)        (80,287)      (19,253)       (150,545)      (20,934)
   Mortality and expense charge.....    (653,938)     (132,954)       (669,055)     (160,441)     (1,254,542)     (174,451)
                                      ------------  ------------    -----------   ------------    ------------  -----------

Increase in net assets resulting
   from operations..................   5,549,145     1,032,703       8,392,594       229,473      11,646,393     2,807,223

Net deposits into Separate Account
   (Note 6).........................  37,560,141    27,068,440      25,254,359    35,193,609      90,834,074    39,064,248
                                     ------------  ------------    -----------   ------------    ------------  -----------

   Increase in net assets...........  43,109,286    28,101,143      33,646,953    35,423,082     102,480,467    41,871,471


Net Assets:

   Beginning of period..............  28,142,010        40,867      35,439,496        16,414      41,921,523        50,052
                                     ------------  ------------    -----------   ------------    ------------  -----------

   End of period.................... $ 71,251,296  $ 28,142,010    $69,086,449   $ 35,439,496    $144,401,990  $41,921,523
                                     ============  ============    ===========   ============    ============  ===========



*  Period from September 16, 1996 (commencement of operations).


                 See accompanying notes to financial statements.

                                                                        Portfolios
                                    ---------------------------------------------------------------------------------------

                                            JNL/Alger                     JNL/Eagle                     JNL/Eagle
                                              Growth                     Core Equity                 SmallCap Equity
                                    ----------------------------  ---------------------------   ---------------------------

                                            Year ended                   Year ended                    Year ended
                                           December 31,                 December 31,                  December 31,
                                    ----------------------------  ---------------------------   ---------------------------
                                        1997          1996           1997         1996 *           1997         1996 *
                                    ----------------------------  ------------- -------------   ------------- -------------
Operations:

   Net realized gain from sales
     of investments.................   1,494,359        43,208          32,173         2,565         203,095           302
   Net unrealized gain on
   investments......................  10,624,952     2,299,934       1,346,026        12,728         899,678        48,839
   Administrative charge............     (89,531)      (25,410)         (8,399)         (187)         (9,255)         (130)
   Mortality and expense charge.....    (746,090)     (211,746)        (69,994)       (1,561)        (77,124)       (1,085)
                                     -----------  ------------     -----------      --------     -----------      --------

Increase in net assets resulting
   from operations..................  11,283,690     2,105,986       1,299,806        13,545       1,016,394        47,926

Net deposits into Separate Account
   (Note 6).........................  33,612,656    34,548,799       8,326,570       879,150      10,206,905       741,949
                                     -----------  ------------     -----------      --------     -----------      --------

   Increase in net assets...........  44,896,346    36,654,785       9,626,376       892,695      11,223,299       789,875


Net Assets:

   Beginning of period..............  36,776,807       122,022         892,695             -         789,875             -
                                     -----------  ------------     -----------      --------     -----------      --------

   End of period.................... $81,673,153  $ 36,776,807     $10,519,071      $892,695     $12,013,174      $789,875
                                     ===========  ============     ===========      ========     ===========      ========

                                           Portfolios
                                    ---------------------------

                                              JNL/Putnam
                                                Growth
                                    ---------------------------

                                              Year ended
                                             December 31,

                                    ---------------------------
                                       1997          1996
                                    ------------- -------------
Operations:

   Net realized gain from sales
     of investments.................    638,488        54,944
   Net unrealized gain on
   investments......................  9,468,318     1,086,015
   Administrative charge............    (76,896)      (11,492)
   Mortality and expense charge.....   (640,797)      (95,771)
                                    ------------- -------------

Increase in net assets resulting
   from operations..................  9,389,113     1,033,696

Net deposits into Separate Account
   (Note 6)......................... 51,065,168    21,200,464
                                    ------------- -------------

   Increase in net assets........... 60,454,281    22,234,160


Net Assets:

   Beginning of period.............. 22,240,202         6,042
                                    ------------- -------------

   End of period....................$82,694,483   $22,240,202
                                    ============= =============

                      Jackson National Separate Account - I

                                                                          Portfolios
                                     ---------------------------------------------------------------------------------------
 .
                                             JNL/Putnam                 PPM America/JNL               PPM America/JNL
                                            Value Equity                    Balanced                  High Yield Bond
                                     ----------------------------  ----------------------------  ---------------------------

                                             Year ended                    Year ended                   Year ended
                                            December 31,                  December 31,                 December 31,
                                     ----------------------------  ----------------------------  ---------------------------
                                         1997          1996            1997          1996           1997          1996
                                     ----------------------------  ----------------------------  ------------- -------------
Operations:

   Net realized gain from sales
     of investments................. $    595,400  $    34,088     $   484,105   $    77,178     $   461,507   $    30,686
   Net unrealized gain on
   investments......................    8,307,414    1,517,075       6,430,792     1,373,102       4,572,928       741,108
   Administrative charge............      (83,044)      (8,763)        (61,547)      (15,595)        (52,086)       (6,480)
   Mortality and expense charge.....     (692,035)     (73,025)       (512,889)     (129,959)       (434,046)      (53,997)
                                     ----------------------------  ----------------------------  ------------- -------------

Increase in net assets resulting
   from operations..................    8,127,735    1,469,375       6,340,461     1,304,726       4,548,303       711,317


Net deposits into Separate Account
   (Note 6).........................   82,577,176   15,755,729      28,882,738    22,510,825      42,618,313    12,208,005
                                     ----------------------------  ----------------------------  ------------- -------------

   Increase in net assets...........   90,704,911   17,225,104      35,223,199    23,815,551      47,166,616    12,919,322


Net Assets:

   Beginning of period..............   17,266,864       41,760      23,948,598       133,047      12,920,333         1,011
                                     ----------------------------  ----------------------------  ------------- -------------

   End of period.................... $107,971,775  $ 17,266,864    $ 59,171,797  $ 23,948,598    $60,086,949   $12,920,333
                                     ============================  ============================  ============= =============

                See accompanying notes to financial statements.


                                                                                 Portfolios
                                             ---------------------------------------------------------------------------------------
 .                                                                                                          Salomon Brothers/JNL
                                                  PPM America/JNL            Salomon Brothers/JNL             U.S. Government
                                                    Money Market                  Global Bond                 & Quality Bond
                                             ----------------------------  ---------------------------   ---------------------------

                                                     Year ended                   Year ended                    Year ended
                                                    December 31,                 December 31,                  December 31,
                                             ----------------------------  ---------------------------   ---------------------------
                                                 1997          1996           1997          1996            1997          1996
                                             ----------------------------  ------------- -------------   ------------- -------------
Operations:

   Net realized gain from sales
     of investments.................         $ 1,032,988   $   186,518     $   216,731   $    20,380     $   154,931   $     9,430
   Net unrealized gain on
   investments......................             610,915       263,021       2,033,179       496,629       1,323,094       271,528
   Administrative charge............             (50,377)      (14,235)        (33,550)       (5,606)        (23,031)       (5,581)
   Mortality and expense charge.....            (419,810)     (118,627)       (279,583)      (46,718)       (191,925)      (46,511)
                                             ------------  ------------    -----------   -----------     -----------    ----------

Increase in net assets resulting
   from operations..................           1,173,716       316,677       1,936,777       464,685       1,263,069       228,866


Net deposits into Separate Account
   (Note 6).........................          17,485,865    22,289,436      20,696,256    10,206,357      12,663,491     9,077,627
                                             ------------  ------------    -----------   -----------     -----------    ----------

   Increase in net assets...........          18,659,581    22,606,113      22,633,033    10,671,042      13,926,560     9,306,493


Net Assets:

   Beginning of period..............          22,752,692       146,579      10,703,598        32,556       9,319,515        13,022
                                             ------------  ------------    -----------   -----------     -----------    ----------

   End of period....................         $ 41,412,273  $ 22,752,692    $33,336,631   $10,703,598     $23,246,075    $9,319,515
                                             ============  ============    ===========   ===========     ===========    ==========



                                              Portfolios
                                       ---------------------------
 .
                                           T. Rowe Price/JNL
                                          Established Growth
                                       ---------------------------

                                              Year ended
                                             December 31,
                                       ---------------------------
                                          1997          1996
                                       ------------- -------------
Operations:

   Net realized gain from sales
     of investments.................   $ 1,641,416   $    60,034
   Net unrealized gain on
   investments......................    16,283,327     2,487,976
   Administrative charge............      (109,782)      (17,198)
   Mortality and expense charge.....      (914,851)     (143,319)
                                       ------------- -------------

Increase in net assets resulting
   from operations..................    16,900,110     2,387,493


Net deposits into Separate Account
   (Note 6).........................    67,178,828    28,829,643
                                       ------------- -------------

   Increase in net assets...........    84,078,938    31,217,136


Net Assets:

   Beginning of period..............    31,326,604       109,468
                                       ------------- -------------

   End of period....................   $115,405,542  $31,326,604
                                       ============= =============

                      Jackson National Separate Account - I

                                                             Portfolios
                                     ----------------------------------------------------------
                                         T. Rowe Price/JNL
                                        International Equity           T. Rowe Price/JNL
                                             Investment                  Mid-Cap Growth
                                     ----------------------------  ----------------------------

                                             Year ended                    Year ended
                                            December 31,                  December 31,
                                     ----------------------------  ----------------------------
                                         1997          1996            1997          1996
                                     ----------------------------  ----------------------------
Operations:

   Net realized gain from sales
     of investments................. $   382,718   $    30,872     $  1,121,672  $   103,159

   Net unrealized gain (loss)
     on investments.................    (369,454)    1,273,172       14,460,621    3,538,229
   Administrative charge............     (62,171)      (14,785)        (122,581)     (26,466)
   Mortality and expense charge.....    (518,091)     (123,213)      (1,021,503)    (220,554)
                                     ------------  ------------    ------------  ------------

Increase (decrease) in net assets
   resulting from operations........    (566,998)    1,166,046       14,438,209    3,394,368


Net deposits into Separate Account
   (Note 6).........................  29,138,889    22,835,756       58,296,400   41,699,598
                                     ------------  ------------    ------------  ------------

   Increase in net assets...........  28,571,891    24,001,802       72,734,609   45,093,966


Net Assets:

   Beginning of period..............  24,034,289        32,487       45,147,060       53,094
                                     ------------  ------------    ------------  ------------

   End of period.................... $ 52,606,180  $ 24,034,289    $117,881,669  $ 45,147,060
                                     ============  ============    ============  ============

                See accompanying notes to financial statements.

                      Jackson National Separate Account - I

                             Schedule of Investments
                                December 31, 1997






                                                                                    Number                           Market
         JNL Series Trust                                                         of Shares          Cost             Value
         ----------------                                                         ---------          ----             -----

         JNL Aggressive Growth.............................................         4,903,737     $ 64,684,903    $  71,251,296

         JNL Capital Growth................................................         4,187,058       59,870,386       69,086,449

         JNL Global Equities...............................................         8,260,983      130,060,199      144,401,990

         JNL/Alger Growth..................................................         6,023,094       68,745,715       81,673,153

         JNL/Eagle Core Equity.............................................           765,023        9,160,317       10,519,071

         JNL/Eagle SmallCap Equity.........................................           816,112       11,064,657       12,013,174

         JNL/Putnam Growth.................................................         4,867,244       72,139,849       82,694,483

         JNL/Putnam Value Equity...........................................         6,419,249       98,146,187      107,971,775

         PPM America/JNL Balanced..........................................         4,530,765       51,366,263       59,171,797

         PPM America/JNL High Yield Bond...................................         5,234,055       54,772,901       60,086,949

         PPM America/JNL Money Market......................................        41,412,273       40,537,944       41,412,273

         Salomon Brothers/JNL Global Bond..................................         2,997,898       30,806,329       33,336,631

         Salomon Brothers/JNL U.S. Government & Quality Bond...............         2,174,563       21,651,342       23,246,075

         T. Rowe Price/JNL Established Growth..............................         7,388,319       96,631,227      115,405,542

         T. Rowe Price/JNL International Equity Investment.................         4,347,618       51,701,791       52,606,180

         T. Rowe Price/JNL Mid-Cap Growth..................................         6,786,509       99,881,780      117,881,669

                See accompanying notes to financial statements.

                      Jackson National Separate Account - I

                          Notes to Financial Statements
                                December 31, 1997


Note 1 - Organization

         Jackson National Life Insurance Company ("JNL") established Jackson National Separate Account - I (the "Separate Account") on June 14, 1993. The Separate Account commenced operations on October 16, 1995, and is registered under the Investment Company Act of 1940 as a unit investment trust. The Separate Account receives and invests net premiums for individual flexible premium variable annuity contracts issued by JNL. The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment. The Separate Account currently contains sixteen Portfolios, each of which invests in the following series of the JNL Series Trust:

                  JNL  Aggressive  Growth  Series
                  JNL Capital  Growth Series
                  JNL Global Equities Series
                  JNL/Alger Growth Series
                  JNL/Eagle Core Equity Series
                  JNL/Eagle  SmallCap  Equity  Series
                  JNL/Putnam Growth Series
                  JNL/Putnam  Value Equity Series
                  PPM America/JNL Balanced  Series
                  PPM  America/JNL  High Yield Bond  Series
                  PPM America/JNL  Money Market Series
                  Salomon  Brothers/JNL  Global Bond Series
                  Salomon Brothers/JNL U.S. Government & Quality Bond Series
                  T. Rowe Price/JNL Established Growth Series
                  T. Rowe Price/JNL International Equity Investment Series
                  T. Rowe Price/JNL Mid-Cap Growth Series

         Effective May 1, 1997, the JNL/Phoenix Investment Counsel Balanced Series became the PPM America/JNL Balanced Series and is managed by PPM America, Inc., the JNL/Phoenix Investment Counsel Growth Series became the JNL/Putnam Growth Series and is managed by Putnam Investment Management, Inc., and the PPM America/JNL Value Equity Series became the JNL/Putnam Value Equity Series and is managed by Putnam Investment Management, Inc.

Note 2 - Significant Accounting Policies

         The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

                      Jackson National Separate Account - I

Note 2 - Significant Accounting Policies (continued)

         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

         Investments

                  The Separate Account's investments in the series of the JNL Series Trust are stated at the net asset values of the respective series. The average cost method is used in determining the cost of the shares sold on withdrawals by the Separate Account. Fund share transactions are recorded on trade date (same as settlement date). The series follow the accounting practice known as consent dividending, whereby all of its net investment income and realized gains are treated as being distributed to the Separate Account and are immediately reinvested in the series.

         Federal Income Taxes

                  The operations of the Separate Account are included in the federal income tax return of JNL, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code. JNL anticipates no tax liability resulting from the operations of the Separate Account.
                  Therefore, no federal income tax has been provided.

Note 3 - Policy Charges

         Charges are deducted from the Separate Account to compensate JNL for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contract.

         Contract Maintenance Charge

                  An annual contract maintenance charge of $35 is charged against each contract to reimburse JNL for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary of the contract date that occurs on or prior to the annuity date. The charge is deducted by redeeming units. For the year ended December 31, 1997, $233,827 in contract maintenance charges were assessed.

                      Jackson National Separate Account - I

Note 3 - Policy Charges (continued)

         Transfer Fee Charge

                  A transfer fee of $25 will apply to transfers in excess of 15 transfers in a contract year. JNL may waive the transfer fee in connection with pre-authorized automatic transfer programs, or in those states where a lesser fee is required.

                  This fee will be deducted from contract values which remain in the portfolio(s) from which the transfers were made. If such remaining contract value is insufficient to pay the transfer fee, then the fee will be deducted from transferred contract values. For the year ended December 31, 1997, $100 in transfer fees were assessed.

         Surrender or Contingent Deferred Sales Charge

                  During the first seven contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract. The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contracts. The amount, if any, depends on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year. For the year ended December 31, 1997, $501,538 in surrender charges were assessed.

         Administration Charge

                  JNL deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%. The administration charge is designed to reimburse JNL for administrative expenses related to the Separate Account and the issuance and maintenance of contracts.

         Mortality and Expense Charge

                  A daily charge is made for the mortality and expense risks assumed by JNL. JNL deducts a daily charge from the assets of the Separate Account equivalent to an annual rate of 1.25% for the assumption of mortality and expense risks. The mortality risk assumed by JNL is that the insured may receive benefits greater than those anticipated by JNL. The expense risk assumed by JNL is that the costs of administering the contracts of the Separate Account will exceed the amount received from the Administration Charge and the Contract Maintenance Charge.

                      Jackson National Separate Account - I

Note 4 - Purchases and Sales of Investments

         For the year ended December 31, 1997, purchases and proceeds from sales of investments in the JNL Series Trust are as follows:


                                                                                                     Proceeds
         JNL Series Trust                                                           Purchases       from Sales
         ----------------                                                           ---------       ----------

         JNL Aggressive Growth..................................................  $  47,917,568     $ 11,089,838

         JNL Capital Growth.....................................................     37,672,456       13,167,439

         JNL Global Equities....................................................    104,650,143       15,221,156

         JNL/Alger Growth.......................................................     43,333,388       10,556,353

         JNL/Eagle Core Equity..................................................      8,561,856          313,679

         JNL/Eagle SmallCap Equity..............................................     12,054,276        1,933,750

         JNL/Putnam Growth......................................................     57,666,092        7,318,617

         JNL/Putnam Value Equity................................................     87,596,353        5,794,256

         PPM America/JNL Balanced...............................................     33,426,507        5,118,205

         PPM America/JNL High Yield Bond........................................     48,775,308        6,643,127

         PPM America/JNL Money Market...........................................     86,733,951       69,718,273

         Salomon Brothers/JNL Global Bond.......................................     23,979,687        3,596,564

         Salomon Brothers/JNL U.S. Government & Quality Bond....................     16,616,279        4,167,744

         T. Rowe Price/JNL Established Growth...................................     78,007,156       11,852,961

         T. Rowe Price/JNL International Equity Investment......................     35,695,429        7,136,802

         T. Rowe Price/JNL Mid-Cap Growth.......................................     70,025,602       12,873,286

                      Jackson National Separate Account - I

Note 5 -  Accumulation of Unit Activity

     The following is a reconciliation of unit activity for the years ended December 31, 1997 and 1996:

                                       Units                                  Units                                   Units
                                    Outstanding     Units        Units     Outstanding     Units        Units      Outstanding
Portfolio:                          at 12/31/95    Issued      Redeemed    at 12/31/96     Issued      Redeemed    at 12/31/97
----------                          -----------    ------      --------    -----------     ------      --------    -----------


JNL Aggressive Growth...............     4,008    2,489,793    (138,271)     2,355,530    3,830,809    (814,960)    5,371,379

JNL Capital Growth..................     1,587    3,099,665    (115,584)     2,985,668    3,195,545  (1,048,470)    5,132,743

JNL Global Equities.................     4,778    3,207,085    (121,629)     3,090,234    6,868,896    (891,853)    9,067,277

JNL/Alger Growth....................    12,285    3,610,116    (311,591)     3,310,810    3,360,067    (762,431)    5,908,446

JNL/Eagle Core Equity...............         -       99,222     (14,327)        84,895      700,021     (18,400)      766,516

JNL/Eagle SmallCap Equity...........         -       72,877      (1,863)        71,014      926,135    (139,203)      857,946

JNL/Putnam Growth...................       571    1,763,677     (81,644)     1,682,604    3,978,206    (453,516)    5,207,294

JNL/Putnam Value Equity.............     3,944    1,375,629     (49,285)     1,330,288    5,934,203    (338,984)    6,925,507

PPM America/JNL Balanced............    12,871    2,271,164    (163,506)     2,120,529    2,739,911    (373,467)    4,486,973

PPM America/JNL High Yield Bond.....       100    1,238,600     (90,860)     1,147,840    4,075,178    (511,967)    4,711,051

PPM America/JNL Money Market........    14,608    4,391,649   (2,213,081)    2,193,176    8,222,523  (6,560,576)    3,855,123

Salomon Brothers/JNL Global Bond....     3,128      963,549     (54,792)       911,885    1,958,400    (266,428)    2,603,857

Salomon Brothers/JNL U.S.
Government &                             1,275      960,739     (59,959)       902,055    1,564,041    (375,521)    2,090,575
     Quality Bond...................

T. Rowe Price/JNL Established Growth    10,564    2,609,100    (118,768)     2,500,896    5,454,859    (736,966)    7,218,789

T. Rowe Price/JNL International
Equity                                   3,096    2,162,647    (126,313)     2,039,430    2,905,132    (537,920)    4,406,642
     Investment.....................

T. Rowe Price/JNL Mid-Cap Growth....     5,120    3,846,339    (266,408)     3,585,051    5,339,307    (892,605)    8,031,753


                      Jackson National Separate Account - I

Note 6 - Reconciliation of Gross and Net Deposits into the Separate Account

         Deposits into the Separate Account purchase shares of the JNL Series Trust. Net deposits represent the amounts available for investment in such shares after the deduction of applicable policy charges. The following is a summary of net deposits made for the years ended December 31, 1997 and 1996:


                                                                             Portfolios
                                       ---------------------------------------------------------------------------------------
                                             JNL Aggressive                 JNL Capital                    JNL Global
                                                 Growth                        Growth                       Equities
                                       ---------------------------   ---------------------------   ---------------------------

                                               Year ended                    Year ended                    Year ended
                                              December 31,                  December 31,                  December 31,
                                       ---------------------------   ---------------------------   ---------------------------
                                          1997           1996           1997           1996           1997           1996
                                       ------------- -------------   ------------- -------------   ------------- -------------

Proceeds from units issued..........   $45,265,821   $27,543,128     $37,672,456   $35,519,102     $93,402,947   $39,106,636
Value of units redeemed.............   (10,290,778)   (1,145,314)    (11,594,857)     (975,072)    (13,733,122)   (1,240,848)
Transfers between funds and
   general account..................     2,651,747       676,383        (752,866)      653,800      11,247,196     1,204,468
                                       ------------- -------------   ------------- -------------   ------------- -------------

Total gross deposits net of
   transfers to general account.....    37,626,790    27,074,197      25,324,733    35,197,830      90,917,021    39,070,256

Deductions:
Policyholder charges................        66,649         5,757          70,374         4,221          82,947         6,008
                                       ------------- -------------   ------------- -------------   ------------- -------------


Net deposits from policyholders.....   $37,560,141   $27,068,440     $25,254,359   $35,193,609     $90,834,074   $39,064,248
                                       ============= =============   ============= =============   ============= =============

                      Jackson National Separate Account - I

Note 6 - Reconciliation of Gross and Net Deposits into the Separate Account (continued)


                                                                             Portfolios
                                       ---------------------------------------------------------------------------------------
                                               JNL/Alger                     JNL/Eagle                     JNL/Eagle
                                                 Growth                     Core Equity                 SmallCap Equity
                                       ---------------------------   ---------------------------   ---------------------------

                                               Year ended                    Year ended                    Year ended
                                              December 31,                  December 31,                  December 31,
                                       ---------------------------   ---------------------------   ---------------------------
                                          1997           1996           1997          1996 *          1997          1996 *
                                       ------------- -------------   ------------- -------------   ------------- -------------

Proceeds from units issued..........   $38,632,352   $36,756,292     $ 7,461,654   $ 1,021,518     $10,214,402   $   750,702
Value of units redeemed.............    (9,648,065)   (2,573,647)       (234,793)     (148,208)     (1,846,474)      (18,081)
Transfers between funds and
   general account..................     4,701,036       376,063       1,100,202         5,840       1,839,874         9,328
                                       ------------- -------------   ------------- -------------   ------------- -------------

Total gross deposits net of
   transfers to general account.....    33,685,323    34,558,708       8,327,063       879,150      10,207,802       741,949

Deductions:
Policyholder charges................        72,667         9,909             493             -             897             -
                                       ------------- -------------   ------------- -------------   ------------- -------------


Net deposits from policyholders.....   $33,612,656   $34,548,799     $ 8,326,570   $   879,150     $10,206,905   $   741,949
                                       ============= =============   ============= =============   ============= =============



*  Period from September 16, 1996 (commencement of operations).

                      Jackson National Separate Account - I



                                       ----------------------------------------------------------------------------------------
                                               JNL/Putnam                    JNL/Putnam                  PPM America/JNL
                                                 Growth                     Value Equity                    Balanced
                                       ----------------------------  ----------------------------  ----------------------------

                                               Year ended                    Year ended                    Year ended
                                              December 31,                  December 31,                  December 31,
                                       ----------------------------  ----------------------------  ----------------------------
                                           1997           1996           1997          1996           1997           1996
                                       -------------- -------------  ----------------------------  ------------- --------------


Proceeds from units issued..........  $ 49,336,186   $ 21,442,640   $ 70,909,880   $ 15,632,015    $ 29,379,692  $ 23,509,961
Value of units redeemed.............    (6,547,755)      (796,160)    (4,969,063)     (411,373)     (4,501,905)   (1,217,837)
Transfers between funds and
   general account..................     8,329,906        560,800     16,686,473       537,691       4,046,815       227,388
                                       -----------   ------------   ------------  ------------    -----------    -----------

Total gross deposits net of
   transfers to general account.....    51,118,337     21,207,280     82,627,290    15,758,333      28,924,602    22,519,512

Deductions:
Policyholder charges................        53,169          6,816         50,114         2,604          41,864         8,687
                                       -----------   ------------   ------------  ------------    -----------    -----------


Net deposits from policyholders.....   $51,065,168   $ 21,200,464   $ 82,577,176  $ 28,882,738    $28,882,738    $22,510,825
                                       ===========   ============   ============  ============    ===========    ===========



                                         -------------------------
                                              PPM America/JNL
                                              High Yield Bond
                                         -------------------------

                                                 Year ended
                                                December 31,
                                         -------------------------
                                            1997           1996
                                         -----------   -----------

Proceeds from units issued..........      44,481,004    12,260,162
Value of units redeemed.............      (6,127,340)     (815,925)
Transfers between funds and
   general account..................       4,294,304       766,118
                                         -----------   -----------

Total gross deposits net of
   transfers to general account.....      42,647,968    12,210,355

Deductions:
Policyholder charges................          29,655         2,350
                                         -----------   -----------


Net deposits from policyholders.....     $42,618,313   $12,208,005
                                         ===========   ===========

                      Jackson National Separate Account - I

Note 6 - Reconciliation of Gross and Net Deposits into the Separate Account (continued)



                                                                             Portfolios
                                       ---------------------------------------------------------------------------------------
                                            PPM America/JNL             Salomon Brothers/JNL       Salomon Brothers/JNL U.S.
                                              Money Market                  Global Bond            Government & Quality Bond
                                       ---------------------------   ---------------------------   ---------------------------

                                               Year ended                    Year ended                    Year ended
                                              December 31,                  December 31,                  December 31,
                                       ---------------------------   ---------------------------   ---------------------------
                                          1997           1996           1997           1996           1997           1996
                                       ------------- -------------   ------------- -------------   ------------- -------------

Proceeds from units issued..........   $86,733,951   $43,127,416     $22,112,972   $10,448,311     $16,616,279   $ 9,278,322

Value of units redeemed.............   (34,907,833)  (14,310,306)     (3,260,129)     (486,567)     (3,601,095)     (469,196)
Transfers between funds and
   general account..................   (34,311,907)   (6,523,796)      1,866,715       246,760        (336,485)      271,425
                                       ------------- -------------   ------------- -------------   ------------- -------------

Total gross deposits net of
   transfers to general account.....    17,514,211    22,293,314      20,719,558    10,208,504      12,678,699     9,080,551

Deductions:
Policyholder charges................        28,346         3,878          23,302         2,147          15,208         2,924
                                       ------------- -------------   ------------- -------------   ------------- -------------


Net deposits from policyholders.....   $17,485,865   $22,289,436     $20,696,256   $10,206,357     $12,663,491   $ 9,077,627
                                       ============= =============   ============= =============   ============= =============


                      Jackson National Separate Account - I


                                       ----------------------------------------------------------------------------------------
                                            T. Rowe Price/JNL             T. Rowe Price/JNL             T.Rowe Price/JNL
                                           Established Growth           International Equity             Mid-Cap Growth
                                       ----------------------------  ----------------------------  ----------------------------

                                               Year ended                    Year ended                    Year ended
                                               December 31                  December 31,                  December 31,
                                       ----------------------------  ----------------------------  ----------------------------
                                           1997           1996           1997          1996           1997           1996
                                       -------------- -------------  ----------------------------  ------------- --------------

Proceeds from units issued..........  $  67,808,925  $  29,052,257  $  31,886,802 $ 23,348,962       63,794,416 $ 43,089,505
                                       (10,747,430)    (1,202,924)    (6,517,887)   (1,329,874)    (11,648,973)   (2,671,376)
Value of units redeemed.............
Transfers between funds and             10,198,231        988,000      3,808,627       820,933       6,231,186     1,288,321
   general account..................   -------------- -------------  ----------------------------  ------------- --------------


Total gross deposits net of             67,259,726     28,837,333     29,177,542    22,840,021      58,376,629    41,706,450
   transfers to general account.....

Deductions:                                 80,898          7,690         38,653         4,265          80,229         6,852
Policyholder charges................   -------------- -------------  ----------------------------  ------------- --------------


Net deposits from policyholders.....   $67,178,828    $28,829,643    $29,138,889   $ 22,835,756     58,296,400   $ 41,699,598
                                       ============== =============  ============================  ============= ==============


            Jackson National Life Insurance Company and Subsidiaries
                        Consolidated Financial Statements














                     Jackson National Life Insurance Company



                                  [GRAPHIC](R)














                              Financial Statements

                        REPORT OF INDEPENDENT ACCOUNTANTS



To the Board of Directors and Stockholder of Jackson National Life Insurance Company


In our opinion, the accompanying consolidated balance sheets and the related consolidated income statements and consolidated statements of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of Jackson National Life Insurance Company and its subsidiaries (the "Company") at December 31, 1997 and 1996, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1997, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.



/s/ Price Waterhouse LLP




February  6, 1998

Consolidated Balance Sheet
(In thousands)

--------------------------------------------------------------------------------

                                                                                            December 31,
                                                                                       1997             1996
                                                                                  ---------------- ----------------
Assets
   Investments:
     Cash and short-term investments                                              $    2,526,163     $    660,246
     Fixed maturities held to maturity, at amortized cost
       (market value: 1996, $4,160,485)                                                        -        4,168,277
     Investments available for sale, at market value:
       Fixed maturities (amortized cost: 1997, $25,622,420; 1996, $19,796,064)        26,604,978       20,225,507
       Equities (cost: 1997; $157,916; 1996, $156,767)                                   252,963          202,442
     Mortgage loans                                                                    1,597,223          843,860
     Policy loans                                                                        624,192          594,962
     Other invested assets                                                               171,220          118,662
                                                                                  ---------------- ----------------
         Total investments                                                            31,776,739       26,813,956

   Accrued investment income                                                             386,412          338,099
   Deferred acquisition costs                                                          1,140,034        1,231,388
   Variable annuity assets                                                             1,122,239          369,569
   Reinsurance recoverable                                                               226,219          155,451
   Value of acquired insurance in force                                                  169,245          183,284
   Deferred income taxes                                                                       -          131,470
   Other assets                                                                           80,197           75,373
                                                                                  ================ ================
         Total assets                                                             $   34,901,085    $  29,298,590
                                                                                  ================ ================

Liabilities and Stockholder's Equity
     Liabilities
     Policy reserves and liabilities:
       Reserves for future policy benefits                                        $      661,728    $     624,733
       Deposits on investment contracts                                               25,125,774       24,021,621
       Guaranteed investment contracts                                                 2,769,249        1,464,010
       Other policyholder funds                                                           15,674           16,098
       Claims payable                                                                    159,022          139,617
     Reverse repurchase and dollar roll repurchase agreements                          1,426,473                -
     Variable annuity liabilities                                                      1,122,239          369,569
     Surplus note payable                                                                249,168                -
     Liability for guaranty fund assessments                                              81,776           89,104
     Income taxes currently payable to Parent                                            143,295          140,364
     Deferred income taxes                                                                43,086                -
     Other liabilities                                                                   488,452          419,523
                                                                                  ---------------- ----------------
         Total liabilities                                                            32,285,936       27,284,639
                                                                                  ---------------- ----------------

     Stockholder's Equity
     Capital stock, $1.15 par value; authorized 50,000 shares;
       outstanding 12,000 shares
                                                                                          13,800           13,800
     Additional paid-in capital                                                          832,982          648,982
     Net unrealized gain on investments,
       net of tax of $237,212 in 1997 and $97,155 in 1996                                440,537          180,432
     Retained earnings                                                                 1,327,830        1,170,737
                                                                                  ---------------- ----------------
     Total stockholder's equity                                                        2,615,149        2,013,951
                                                                                  ================ ================
         Total liabilities and stockholder's equity                               $   34,901,085    $  29,298,590
                                                                                  ================ ================

Consolidated Income Statement
(In thousands)

--------------------------------------------------------------------------------


                                                                          Years Ended December 31,
                                                               1997                 1996                1995
                                                          -----------------    -----------------  ------------------
Revenues
   Premiums and other considerations                      $        275,851     $        292,448   $        310,231

   Net investment income                                         2,242,101            1,997,032          1,836,372

   Net realized investment gains                                    80,335               18,573             84,626

   Fee income:
     Mortality charges                                             136,285              123,245            128,695
     Surrender charges                                              66,638               64,933             54,380
     Expense charges                                                20,175               20,641             20,308
     Variable annuity fees                                          10,202                1,948                  -
     Net asset management fees                                       5,219                  946                201
     Net retained commissions                                          443                  325                168
                                                          -----------------    -----------------  ------------------
   Total fee income                                                238,962                                 203,752
                                                                                        212,038

   Other income                                                     31,251               28,741              8,768
                                                          -----------------    -----------------  ------------------
     Total revenues                                              2,868,500            2,548,832          2,443,749
                                                          -----------------    -----------------  ------------------

Benefits and Expenses
   Death benefits                                                  279,014             282,973             281,011
   Interest credited on deposit liabilities                      1,586,249            1,449,852          1,379,435
   Interest expense on surplus notes                                16,330                    -                  -
   Increase (decrease) in reserves, net of
      reinsurance recoverables                                     (23,292)               3,568             43,680
   Other policyholder benefits                                      16,170               14,446             17,511
   Commissions                                                     274,906              232,901            214,060
   General and administrative expenses                             169,473              146,800            127,389
   Taxes, licenses and fees                                         21,852               23,535             56,472
   Deferral of acquisition costs                                  (320,246)            (262,351)          (227,093)
   Amortization of acquisition costs                               216,112              175,062            142,308
   Amortization of insurance in force                               14,039               13,279             12,379
                                                          -----------------    -----------------  ------------------
     Total benefits and expenses                                 2,250,607            2,080,065          2,047,152
                                                          -----------------    -----------------  ------------------
     Pretax income                                                 617,893              468,767            396,597
   Income tax expense                                              216,300              164,100            140,000
                                                          -----------------    -----------------  ------------------

     Net income                                           $        401,593     $        304,667   $        256,597
                                                          =================    =================  ==================



Consolidated Statement of Stockholder's Equity
(In thousands)

--------------------------------------------------------------------------------

                                                                          Years Ended December 31,
                                                               1997                 1996                1995
                                                          -----------------    -----------------  ------------------

Capital stock, beginning and end of year                  $         13,800     $         13,800   $         13,800
                                                          -----------------    -----------------  ------------------

Additional paid-in capital
Beginning of year                                                  648,982              603,982            603,982
   Capital contributions                                           184,000               45,000                  -
                                                          -----------------    -----------------  ------------------
End of year                                                                                                603,982
                                                                   832,982              648,982
                                                          -----------------    -----------------  ------------------

Net unrealized gain (loss) on investments
Beginning of year                                                                                         (353,692)
                                                                   180,432              389,883
   Change in market value of investments
     available for sale, net of taxes and
     related deferred acquisition costs                            260,105             (209,451)           743,575
                                                          -----------------    -----------------  ------------------
End of year                                                                                                389,883
                                                                   440,537              180,432
                                                          -----------------    -----------------  ------------------

Retained earnings
Beginning of year                                                1,170,737                                 648,473
                                                                                        885,570
   Net income                                                      401,593              304,667            256,597
   Dividends paid to stockholder                                  (244,500)             (19,500)           (19,500)
                                                          -----------------    -----------------  ------------------
End of year                                                      1,327,830            1,170,737            885,570
                                                          -----------------    -----------------  ------------------


Total stockholder's equity                                $      2,615,149     $      2,013,951   $      1,893,235
                                                          =================    =================  ==================



Consolidated Statement of Cash Flows
(In thousands)

--------------------------------------------------------------------------------

                                                                            Years Ended December 31,
                                                                   1997               1996              1995
                                                              ----------------   ---------------- ------------------
Cash flows from operating activities:
   Net income                                                  $      401,593    $      304,667     $      256,597
   Adjustments to reconcile net income to net cash
     provided by operating activities:
       Net realized investment gains                                  (80,335)          (18,573)           (84,626)
       Interest credited on deposit liabilities                     1,586,249         1,449,852          1,379,435
       Other charges                                                 (233,300)         (210,767)          (203,383)
       Amortization of discount and premium on
         investments                                                  (18,437)          (55,808)           (32,261)
       Change in:
         Deferred income taxes                                         34,500            44,600               (364)
         Accrued investment income                                    (48,313)          (11,077)           (15,469)
         Deferred acquisition costs                                  (104,134)          (87,289)           (84,785)
         Value of acquired insurance in force                          14,039            13,279             12,379
         Income taxes currently payable to Parent                       2,931            38,317             58,672
         Other assets and liabilities, net                             52,413           (92,839)            91,116
                                                              ----------------   ---------------- ------------------
       Net cash provided by operating activities                    1,607,206         1,374,362          1,377,311
                                                              ----------------   ---------------- ------------------

Cash flows from investing activities:
   Sales of:
     Fixed maturities and equities available for sale               9,078,616         3,281,105          2,994,755
     Mortgage loans                                                    47,282            16,360              3,840
   Principal repayments, maturities, calls and redemptions:
     Available for sale                                               960,844         1,052,506            257,793
     Held to maturity                                                       -           465,862            289,266
   Purchases of:
     Fixed maturities and equities available for sale             (11,588,708)       (5,716,350)        (4,782,081)
     Fixed maturities held to maturity                                      -          (557,749)        (1,050,039)
     Mortgage loans                                                  (801,008)         (685,938)          (140,379)
   Other investing activities                                       1,332,795                 -                  -
                                                              ----------------   ---------------- ------------------
     Net cash used by investing activities                           (970,179)       (2,144,204)        (2,426,845)
                                                              ----------------   ---------------- ------------------

Cash flows from financing activities: Policyholders
  account balances:
     Deposits                                                       5,849,300         4,198,094          2,589,863
     Withdrawals                                                   (4,089,935)       (2,540,112)        (1,713,037)
     Net transfers to separate accounts                              (719,138)         (341,482)              (748)
     Surplus note payable                                             249,163                 -                  -
     Payment of cash dividends to Parent                             (244,500)          (19,500)           (19,500)
     Capital contribution from Parent                                 184,000            45,000                  -
                                                              ----------------   ---------------- ------------------
     Net cash provided by financing activities                      1,228,890         1,342,000            856,578
                                                              ----------------   ---------------- ------------------
     Net increase (decrease) in cash and short-term
       investments                                                  1,865,917           572,158           (192,956)

Cash and short-term investments, beginning of period                  660,246            88,088            281,044
                                                              ================   ================ ==================
Cash and short-term investments, end of period                  $   2,526,163    $      660,246    $        88,088
                                                              ================   ================ ==================

            Jackson National Life Insurance Company and Subsidiaries
                   Notes to Consolidated Financial Statements
                                December 31, 1997
--------------------------------------------------------------------------------

1.   Nature of Operations

     Jackson National Life Insurance Company, Inc. (the "Company" or "JNL") is wholly owned by Brooke Life Insurance Company ("Brooke Life" or the "Parent") which is ultimately a wholly owned subsidiary of Prudential Corporation, plc ("Prudential"), London, England. JNL is licensed to sell individual annuity products, including immediate and deferred annuities, variable annuities, guaranteed investment contracts ("GICs"), and individual life insurance products in 49 states and the District of Columbia.

     The accompanying consolidated financial statements include JNL and its wholly owned subsidiaries, Jackson National Life Insurance Company of New York, an insurance company; Chrissy Corporation, an advertising agency; Jackson National Financial Services, Inc., an investment advisor and broker dealer, and Jackson National Life Distributors, Inc., a broker dealer.

     During the second quarter of 1997, the Company sold Jackson National Compania De Seguros De Vida S.A. ("Argentina"), a life insurance company of which JNL owned 90% of the common stock.

 2.  Summary of Significant Accounting Policies

     Basis of Presentation
     The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles ("GAAP"). All significant intercompany accounts and transactions have been eliminated in consolidation. Certain prior year amounts have been reclassified to conform with the current year presentation.

     The preparation of the financial statements in conformity with generally accepted accounting principles requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results may differ from those estimates.

     Investments
     Cash and short-term investments which primarily include cash, commercial paper, and money market instruments are carried at cost, which approximates fair value. These investments have maturities of three months or less and are considered cash equivalents for reporting cash flows.

     Fixed maturities include bonds, notes, redeemable preferred stocks, mortgage-backed securities and structured securities. All fixed maturities are considered available for sale and are carried at aggregate market value. Previously, fixed maturities which the Company had the ability and intent to hold to maturity were reported at amortized cost. Fixed maturities are reduced to estimated net realizable value for declines in market value considered to be other than temporary.

     Equity securities which include common stocks and non-redeemable preferred stocks are carried at market value.

     Mortgage loans are carried at the unpaid principal balances, net of unamortized discounts and premiums.

     Policy loans are carried at the unpaid principal balances.

     Real estate is carried at the lower of depreciated cost or fair value.

     Limited partnership investments are accounted for using the equity method.

     Realized gains and losses on the sale of investments are recognized in income at the date of sale and are determined using the specific cost identification method. Acquisition premiums and discounts on

            Jackson National Life Insurance Company and Subsidiaries
                   Notes to Consolidated Financial Statements
                                December 31, 1997
--------------------------------------------------------------------------------

2.   Summary of Significant Accounting Policies (continued)

     investments are amortized to investment income using call or maturity dates. The changes in unrealized gains or losses of investments classified as available for sale, net of tax and the effect of the deferred acquisition costs adjustment are excluded from income and credited or charged directly to stockholder's equity.

     Derivative Financial Instruments
     The Company enters into financial derivative transactions, including swaps, put-swaptions, futures and options to reduce and manage business risks. These transactions manage the risk of a change in the value, yield, price, cash flows, or quantity of, or a degree of exposure with respect to assets, liabilities, or future cash flows, which the Company has acquired or incurred. Hedge accounting practices are supported by cash flow matching, duration matching and scenario testing.

     Interest rate swap agreements generally involve the exchange of fixed and floating payments over the life of the agreement without an exchange of the underlying principal amount. Interest rate swap agreements outstanding at December 31, 1997 hedge available for sale securities and are carried at fair value with the change in value reflected in stockholder's equity. Amounts paid or received on interest rate swap agreements, if any, are included in investment income. Accrued amounts payable to or receivable from counterparties are included in other liabilities or other assets. Realized gains and losses from the settlement or termination of the interest rate swaps are deferred and amortized over the life of the specific hedged assets as an adjustment to the yield.

     Index swap agreements generally involve the exchange of payments based on a short-term interest rate index for payments based on the total return of a bond or equity index over the life of the agreement without an exchange of the underlying principal amount. Index swap agreements outstanding at December 31, 1997 hedge the anticipated purchase of investment grade available for sale bonds and are carried at fair value. Fair value and amounts paid or received on the swaps are deferred and will adjust the basis of bonds acquired upon expiration of the swaps.

     Put-swaptions purchased provide the Company with the right, but not the obligation, to require the writers to pay the Company the present value of a long duration interest rate swap at future exercise dates. These put-swaptions are entered into as a hedge against significant upward movements in interest rates. Premiums paid for put-swaption contracts are included in other invested assets and are being amortized to investment income over the remaining terms of the contracts with maturities of up to 5 years. Put-swaptions, designated as a hedge of available for sale securities, are carried at fair value with the change in value reflected in stockholder's equity.

     Equity index futures contracts and equity index call options are used in conjunction with equity index-linked immediate and deferred annuities offered by the Company. These transactions are accounted for as hedges of the associated annuity liabilities. The variation margin on futures contracts is deferred and, upon closing of the contracts, adjusts the basis of option contracts purchased. The cost of options acquired is amortized into net investment income over the option term. The fair value of option contracts is deferred until recognition of the associated index-linked annuity liability.

     Derivative financial instruments are primarily held for hedging purposes. High yield index swaps and equity index swaps were held for investment purposes in 1997 and 1996.

     The Company manages the potential credit exposure for over-the-counter derivative contracts through careful evaluation of the counterparty credit standing, collateral agreements, and master netting agreements. The Company is exposed to credit-related losses in the event of nonperformance by counterparties, however, it does not anticipate nonperformance.

            Jackson National Life Insurance Company and Subsidiaries
                   Notes to Consolidated Financial Statements
                                December 31, 1997
--------------------------------------------------------------------------------

2.   Summary of Significant Accounting Policies (continued)

     Deferred Acquisition Costs
     Certain costs of acquiring new business, principally commissions and certain costs associated with policy issue and underwriting which vary with and are primarily related to the production of new business, have been capitalized as deferred acquisition costs. Deferred acquisition costs are increased by interest thereon and amortized in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits for annuities and interest-sensitive life products. As certain fixed maturities and equity securities available for sale are carried at aggregate market value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated aggregate market value and the proceeds reinvested at current yields. The change in this adjustment is included with the change in market value of investments, net of tax, on fixed maturities and equity securities available for sale that is credited or charged directly to stockholder's equity. Deferred acquisition costs have been decreased by $383.6 million and $188.1 million at December 31, 1997 and 1996, respectively, to reflect this change.

     Value of Acquired Insurance in-Force
     The value of acquired insurance in-force at acquisition date represents the present value of anticipated profits of the business in-force on November 25, 1986 (the date the Company was acquired by Prudential) net of amortization. The value of acquired insurance in-force is amortized in proportion to anticipated premium revenues for traditional life insurance contracts and estimated gross profits for annuities and interest-sensitive life products over a period of 20 years.

     Federal Income Taxes
     The Company provides deferred income taxes on the temporary differences between the tax and financial statement basis of assets and liabilities.

     JNL files a consolidated federal income tax return with Brooke Life. The non-life insurance company subsidiaries and Jackson National Life Insurance Company of New York file separate federal income tax returns. Income tax expense is calculated on a separate company basis.

     Policy Reserves and Liabilities

     Reserves for future policy benefits:
     For traditional life insurance contracts, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date as to mortality, interest, policy lapsation and expenses plus provisions for adverse deviations. Mortality assumptions range from 59% to 90% of the 1975-1980 Basic Select and Ultimate tables depending on underwriting classification and policy duration. Interest rate assumptions range from 6.0% to 9.5%. Lapse and expense assumptions are based on Company experience.

     Deposits on investment contracts:
     For the Company's interest-sensitive life contracts, reserves approximate the policyholder's accumulation account. For deferred annuity, variable annuity, guaranteed investment contracts and other investment contracts, the reserve is the policyholder's account value.

     Variable Annuity Assets and Liabilities
     The assets and liabilities resulting from individual variable annuity contracts which aggregated $1,082.7 million and $369.6 million at December 31, 1997 and 1996, respectively, are segregated in a separate account. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are recorded as earned and included in variable annuity fees and net asset management fees in the consolidated income statement.

     In April 1997, the Company issued a group variable annuity contract designed for use in connection with and issued to the Company's Defined Contribution Retirement Plan. These deposits are allocated to the

            Jackson National Life Insurance Company and Subsidiaries
                   Notes to Consolidated Financial Statements
                                December 31, 1997
--------------------------------------------------------------------------------

2.   Summary of Significant Accounting Policies (continued)

     Jackson National Separate Account - II and aggregated $39.5 million at December 31, 1997. The Company receives administrative fees for managing the funds and these fees are recorded as earned and included in net asset management fees in the consolidated income statement.

     Revenue and Expense Recognition
     Premiums for traditional life insurance are reported as revenues when due. Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts. This association is accomplished by provisions for future policy benefits and the deferral and amortization of acquisition costs.

     Deposits on interest-sensitive life products and investment contracts, principally deferred annuities and guaranteed investment contracts, are treated as policyholder deposits and excluded from revenue. Revenues consist primarily of the investment income and charges assessed against the policyholder's account value for mortality charges, surrenders and administrative expenses. Fee income also includes revenues related to asset management fees and net retained commissions. Surrender benefits are treated as repayments of the policyholder account. Annuity benefit payments are treated as reductions to the policyholder account. Death benefits in excess of the policyholder account are recognized as an expense when incurred. Expenses consist primarily of the interest credited to the policyholder deposit. Underwriting expenses are associated with gross profit in order to recognize profit over the life of the business. This is accomplished by deferral and amortization of acquisition costs.

3.   Fair Value of Financial Instruments

     The following summarizes the basis used by the Company in estimating its fair value disclosures for financial instruments:

     Cash and Short-Term Investments:
     Carrying value is considered to be a reasonable estimate of fair value.

     Fixed Maturities and Equity Securities:
     Fair values are based principally on quoted market prices, if available. For securities that are not actively traded, fair values are estimated using independent pricing services or analytically determined values.

     Mortgage Loans:
     Fair values are determined by discounting the future cash flows to the present at current market rates. The fair value of mortgages approximated $1,655.6 million and $846.6 million at December 31, 1997 and 1996, respectively.

     Policy Loans:
     The carrying value approximates fair value since policy loans reduce the amount payable at death or surrender of the contract.

     Derivatives:
     The fair value of derivatives is based on quoted market prices or estimates received from financial institutions.

     Variable Annuity Assets:
     Variable annuity assets are carried at the market value of the underlying securities.

     Annuity Reserves:
     Fair values for immediate and deferred annuities, without mortality features, are derived by discounting the future estimated cash flows using current interest rates with similar maturities. The carrying value and fair value of such annuities approximated $21.2 billion and $20.1 billion, respectively, at December 31, 1997, and $19.5 billion and $18.5 billion, respectively, at December 31, 1996.

            Jackson National Life Insurance Company and Subsidiaries
                   Notes to Consolidated Financial Statements
                                December 31, 1997
--------------------------------------------------------------------------------

3.   Fair Value of Financial Instruments (continued)

     Reserves for Guaranteed Investment Contracts:
     Fair value is based on the present value of future cash flows at current pricing rates. The fair value approximated $2.8 billion, at December 31, 1997, and $1.5 billion at December 31, 1996.

     Variable Annuity Liabilities:
     Fair value of contracts in the accumulation phase is based on account value less surrender charges. Fair values of contracts in the payout phase are based on the present value of future cash flows at assumed investment rates. The fair value approximated $1,056.8 million and $345 million at December 31, 1997 and December 31, 1996, respectively.

     Indebtedness
     Fair value is based on the present value of future cash flows at current interest rates. The fair value of surplus notes approximated $276.2 million at December 31, 1997. The carrying value of reverse repurchase and dollar roll repurchase agreements approximates fair value.

4.   Investments

     Investments are comprised primarily of fixed-interest securities, primarily publicly-traded industrial, mortgage-backed, utility and government bonds. The Company generates the vast majority of its deposits from interest-sensitive individual annuity and life insurance products, on which it has committed to pay a declared rate of interest. The Company's strategy of investing in fixed-income securities aims to ensure matching of the asset yield with the interest-sensitive insurance liabilities and to earn a stable return on its investments.

     Debt Securities
     The following table sets forth fixed maturity investments at December 31, 1997, classified by rating categories as assigned by nationally recognized statistical rating organizations, the National Association of Insurance Commissioners ("NAIC"), or if not rated by such organizations, the Company's investment advisor. At December 31, 1997, investments rated by the Company's investment advisor totaled $1.5 billion. For purposes of the table, if not otherwise rated higher by a nationally recognized statistical rating organization, NAIC Class 1 investments are included in the A rating; Class 2 in BBB; Class 3 in BB and Classes 4 through 6 in B and below.

                                                      Percent of Total
                  Investment Rating                        Assets
                                                    ---------------------
                  AAA                                           29.9%
                  AA                                             1.4
                  A                                             19.7
                  BBB                                           17.7
                                                    ---------------------
                      Investment grade                          68.7
                                                    ---------------------
                  BB                                             5.1
                  B and below                                    2.4
                                                    ---------------------
                      Below investment grade                     7.5
                                                    ---------------------
                      Total fixed maturities                    76.2
                                                    ---------------------
                  Other assets                                  23.8
                                                    =====================
                      Total assets                             100.0%
                                                    =====================

            Jackson National Life Insurance Company and Subsidiaries
                   Notes to Consolidated Financial Statements
                                December 31, 1997
--------------------------------------------------------------------------------

4.   Investments (continued)

     The amortized cost and estimated market value of fixed maturity investments held to maturity were as follows at December 31, 1996 (in thousands):

                                                                   Gross             Gross             Estimated
                                             Amortized          Unrealized         Unrealized           Market
                                               Cost                Gains             Losses              Value
                                        -------------------- ------------------ ------------------ --------------------
     Corporate securities                  $       886,250      $       7,931      $      7,766        $      886,415
     Mortgage-backed securities                  3,282,027             32,945            40,902             3,274,070
                                           ---------------      -------------      ------------        --------------
          Total                            $     4,168,277      $      40,876      $     48,668        $    4,160,485
                                           ===============      =============      ============        ==============


     In 1997, fixed maturities previously classified as held to maturity with an aggregate amortized cost of $4,022.9 million and net unrealized losses of $35.3 million were reclassified to available for sale.

     The amortized cost and estimated market value of fixed maturity investments available for sale were as follows (in thousands):

                                                                   Gross             Gross             Estimated
                                             Amortized          Unrealized         Unrealized           Market
     December 31, 1997                         Cost                Gains             Losses              Value
                                       ------------------   ----------------   ---------------       ---------------
     U.S. Treasury securities           $          510,107   $          9,040   $          935        $       518,212
     U.S. Government agencies
          and foreign governments                  216,167             15,292             1,890               229,569
     Public utilities                              744,464             26,370             3,462               767,372
     Corporate securities                       11,617,384            629,123            28,971            12,217,536
     Mortgage-backed securities                 12,534,298            356,238            18,247            12,872,289
                                        ------------------   ----------------   ---------------       ---------------
          Total                         $       25,622,420   $      1,036,063   $        53,505       $    26,604,978
                                        ==================   ================   ===============       ===============


                                                                  Gross              Gross            Estimated
                                            Amortized           Unrealized        Unrealized            Market
     December 31, 1996                         Cost               Gains             Losses              Value
                                       ------------------   ----------------   ---------------       ---------------
     U.S. Treasury securities           $           5,461    $            118   $             -       $         5,579
     U.S. Government agencies
         and foreign governments                   227,307             14,109                                 241,325
                                                                                             91
     Public utilities                              748,841             26,708            13,710               761,839
     Corporate securities                        9,902,242            435,905            59,060            10,279,087
     Mortgage-backed securities                  8,912,213            150,619           125,155             8,937,677
                                       ------------------   ----------------   ---------------       ---------------
          Total                         $       19,796,064   $        627,459   $       198,016       $    20,225,507
                                         ==================   ================   ===============       ===============

     Gross unrealized gains pertaining to equity securities at December 31, 1997 and 1996 were $102.7 million and $48.2 million, respectively. Gross unrealized losses at December 31, 1997 and 1996 were $7.7 million and $2.5 million, respectively.

     The amortized cost and estimated market value of fixed maturities at December 31, 1997, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

     Fixed maturities available for sale (in thousands):

                                                       Amortized              Estimated
                                                         Cost               Market Value
                                                  --------------------  ----------------------
     Due in 1 year or less                             $     372,700       $         378,061
     Due after 1 year through 5 years                      2,525,003               2,599,778
     Due after 5 years through 10 years                    5,393,521               5,572,869
     Due after 10 years through 20 years                   1,626,216               1,784,754
     Due after 20 years                                    3,170,682               3,397,227
     Mortgage-backed securities                           12,534,298              12,872,289
                                                  ====================  ======================
          Total                                        $  25,622,420       $      26,604,978
                                                  ====================  ======================

     Discounts and premiums on collateralized mortgage obligations are amortized over the estimated redemption period using the effective interest method. Yields which are used to calculate premium/discount amortization are adjusted periodically for prepayments.

     Fixed maturities with a carrying value of $6.6 million and $4.7 million were on deposit with regulatory authorities at December 31, 1997 and 1996, respectively, as required by law in various states in which the insurance operations conduct business.

     Mortgage Loans
     Mortgage loans were as follows (in thousands):

                                                December 31,
                                          1997                 1996
                                    ------------------    ----------------
           Single Family              $         1,596     $         1,057
           Commercial                       1,595,627             842,803
                                    ==================    ================
                Total                 $     1,597,223     $       843,860
                                    ==================    ================

     At December 31, 1997, mortgage loans were collateralized by properties located in 31 states and Canada. Approximately 13% of the aggregate carrying value of the portfolio is secured by properties located in Texas.

     Other Invested Assets
     Other invested assets consist primarily of investments in limited partnerships which invest in securities. Limited partnership income recognized by the Company was $38.9 million and $3.3 million in 1997 and 1996, respectively.

     Derivatives
     The fair value of derivatives reflects the estimated amounts that the Company would receive or pay upon termination of the contracts at the reporting date. With respect to swaps and put-swaptions, the notional amount represents the stated principal balance used as a basis for calculating payments. With respect to futures and options, the contractual amount represents the market exposure of outstanding positions.

     A summary of the aggregate contractual or notional amounts, estimated fair values and gain/(loss) for derivative financial instruments outstanding were as follows (in thousands):

                                                                     December 31,
                                                   1997                                          1996
                               ---------------------------------------------   ------------------------------------------
                                  Contractual/                                  Contractual/
                                    Notional          Fair         Gain/          Notional         Fair         Gain/
                                     Amount           Value       (Loss)           Amount          Value       (Loss)
                               ------------------- ------------ ------------   ---------------  ------------ ------------
         Interest rate swaps      $    3,138,000    $  (9,257)   $  (9,257)        $1,255,000    $  39,111    $  39,111
         Index swaps                   1,000,000            -       11,196                  -            -            -
         Put-swaptions                37,000,000        3,531      (16,273)        24,500,000       11,245       (9,439)
         Futures                          32,435            -          282             16,318            -          (83)
         Call options owned              385,797      114,161       42,415                  -            -            -

     During 1997 and 1996, the Company recorded $35.8 million and $24.3 million, respectively, in net investment income from derivative instruments, including $36.3 million and $12.6 million, respectively, from investment activity. The average notional amount of swaps outstanding was $3.3 billion and $1.3 billion in 1997 and 1996, respectively. Included in the average outstanding amount were high yield and equity index swaps of $461.7 million and $255.0 million in 1997 and 1996, respectively.

     Securities Lending
     The Company has entered into a securities lending agreement whereby blocks of securities are loaned to third parties, primarily major brokerage firms. As of December 31, 1997 and December 31, 1996, the estimated fair value of loaned securities was $674.4 million and $287.0 million, respectively. The agreement requires a minimum of 102 percent of the fair value of the loaned securities as collateral, calculated on a daily basis. To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis.

5.   Investment Income and Realized Gains and Losses

     The sources of net investment income by major category were as follows (in thousands):

                                                                  Years ended December 31,
                                                       1997                 1996                 1995
                                                 -----------------    ------------------   ------------------
     Fixed maturities                             $     2,003,256      $     1,872,820      $     1,766,654
     Other investment income                              268,540              140,717               82,614
                                                 -----------------    ------------------   ------------------
       Total investment income                          2,271,796            2,013,537            1,849,268
     Less investment expenses                             (29,695)             (16,505)             (12,896)
                                                 -----------------    ------------------   ------------------
       Net investment income                      $     2,242,101      $     1,997,032      $     1,836,372
                                                 =================    ==================   ==================

     Net realized investment gains and losses were as follows (in thousands):

                                                                  Years ended December 31,
                                                       1997                 1996                 1995
                                                 -----------------    ------------------   ------------------
     Sales of fixed maturities
       Gross gains                               $        121,916       $       78,099      $        101,682
       Gross losses                                       (46,009)             (36,624)             (27,897)
     Sales of equity securities
       Gross gains                                         50,643               20,886               47,883
       Gross losses                                          (783)              (5,329)              (1,576)
     Impairment losses                                    (39,415)             (29,500)             (29,824)
     Other invested assets, net                            (6,017)              (8,959)              (5,642)
                                                 -----------------    ------------------   ------------------
       Total                                     $         80,335       $       18,573      $        84,626
                                                 =================    ==================   ==================

6.   Value of Acquired Insurance in-Force

     The  value  of  acquired   insurance   in-force  was  determined  by  using
     assumptions as to interest, persistency and mortality. Profits were then discounted to arrive at the value of the insurance in-force.

     The amortization of acquired insurance in-force was (in thousands):

                                             Years ended December 31,
                                              1997             1996
                                         ---------------- ----------------
     Balance, beginning of year           $    183,284     $    196,563
     Amortization, net of interest             (14,039)         (13,279)
                                         ---------------- ----------------
          Balance, end of year            $    169,245     $    183,284
                                         ================ ================

     The value of acquired insurance in-force estimated amortization is as follows (in thousands):

                           1998                     $       15,000
                           1999                             16,000
                           2000                             17,000
                           2001                             18,000
                           Thereafter                      103,245
                                                   -----------------
                                Total               $      169,245
                                                   =================

7.   Indebtedness

     Surplus Notes
     On March 15, 1997, the Company issued 8.15% Notes (the "Notes") in the principal amount of $250 million due March 15, 2027. The Notes were issued pursuant to Rule 144A under the Securities Act of 1933 and are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims.

     Under Michigan State Insurance law, the Notes are not part of the legal liabilities of the Company and are considered capital and surplus for statutory reporting purposes. Payments of interest or principal may only be made with the prior approval of the Commissioner of Insurance of the State of Michigan and only out of surplus earnings which the Commissioner determines to be available for such payments under Michigan State Insurance law. The Notes may not be redeemed at the option of the Company or any holder prior to maturity.

     Interest is payable semi-annually on March 15 and September 15 of each year. Interest expense on the Notes was $16.3 million in 1997.

     Reverse Repurchase and Dollar Roll Repurchase Agreements
     During 1997, the Company entered into reverse repurchase and dollar roll repurchase agreements whereby the Company agreed to sell and repurchase securities. These activities have been accounted for as financing transactions, with the assets and associated liabilities included in the consolidated balance sheet. Short-term borrowings under such agreements averaged $1.8 billion at a weighted average interest rate of 5.39% during 1997. The highest level of short-term borrowings at any month end was $3.8 billion.

8.   Reinsurance

     The Company assumes and cedes reinsurance from and to other insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage assumes the liability. The maximum amount of life insurance risk retained by the

     Company on any one life is generally $1.5 million. Amounts not retained are ceded to other companies on a yearly renewable-term or a coinsurance basis.

     The effect of reinsurance on premiums was as follows (in thousands):

                                                                    Years ended December 31,
                                                           1997               1996                1995
                                                     ------------------ ------------------  -----------------
     Direct premiums                                 $        352,256    $       358,533     $       367,937
     Assumed premiums                                           5,354             10,961               4,763
     Less reinsurance ceded                                   (81,759)           (77,046)            (62,469)
                                                     ================== ==================  =================
       Total net premiums                            $                  $        292,448    $
                                                              275,851                                310,231
                                                     ================== ==================  =================

     Components of the reinsurance recoverable asset as of December 31 were as follows (in thousands):

                                                                              Years ended December 31,
                                                                               1997               1996
                                                                         ------------------ -----------------
     Ceded reserves                                                         $     202,385       $   139,998
     Ceded claims liability                                                        11,369             9,192
     Ceded - other                                                                 12,465             6,261
                                                                         ================== =================
       Total                                                                $     226,219       $   155,451
                                                                         ================== =================

     Reserves reinsured through Brooke Life were $83.4 million and $87.4 million at December 31, 1997 and 1996, respectively.

9.   Federal Income Taxes

     The components of the provision for federal income taxes were as follows (in thousands):

                                                                         Years ended December 31,
                                                                   1997             1996           1995
                                                                ------------     ------------   ------------
     Current tax expense                                        $    181,800     $    119,500   $    152,480
     Deferred tax expense (benefit)                                   34,500           44,600        (12,480)
                                                                ------------     ------------   ------------

          Provision for income taxes                            $    216,300     $    164,100   $    140,000
                                                                ============     ============   ============

     The federal income tax provisions differ from the amounts determined by multiplying pretax income by the statutory federal income tax rate of 35% for 1997, 1996, and 1995 as follows (in thousands):

                                                                         Years ended December 31,
                                                                   1997             1996            1995
                                                                ------------     ------------   ------------
     Income taxes at statutory rate                           $     216,263    $     164,069   $     138,809
     Other                                                               37               31           1,191
                                                                ------------     ------------   ------------
     Provision for income taxes                               $     216,300    $     164,100   $     140,000
                                                                ============     ============   ============
     Effective tax rate                                               35.0%            35.0%           35.3%
                                                                ============     ============   ============


     Federal income taxes paid in 1997, 1996 and 1995 were $178.9 million, $81.2 million, and $116.1 million, respectively.

     The tax effects of significant temporary differences that give rise to deferred tax assets and liabilities were as follows (in thousands):

                                                                                   December 31,
                                                                             1997                1996
                                                                       -----------------     ---------------
     Gross deferred tax asset
     Policy reserves and other insurance items                         $         615,877     $       643,237
     Difference between financial reporting and the tax basis of:
          Assets acquired                                                          9,309              12,444
          Insolvency fund assessments                                             30,020              30,970
          Other, net                                                              29,959              14,481
                                                                       -----------------     ---------------
          Total deferred tax asset                                               685,165             701,132
                                                                       -----------------     ---------------

     Gross deferred tax liability
     Deferred acquisition costs                                                 (278,049)           (324,157)
     Difference between financial reporting and the tax basis of
        value of the insurance in-force                                          (59,236)            (64,149)
     Difference between financial reporting and the tax basis of
        other assets                                                              (3,555)             (5,546)
     Net unrealized gains on available for sale securities                      (371,466)           (162,989)
     Other, net                                                                  (15,945)            (12,821)
                                                                       -----------------     ---------------
          Total deferred tax liability                                          (728,251)           (569,662)
                                                                       -----------------     ---------------

     Net deferred tax asset (liability)                                $         (43,086)    $       131,470
                                                                       =================     ===============


10. Contingencies

     The Company and its subsidiaries are involved in litigation arising in the ordinary course of business including litigation relating to allegations of improper sales practices. It is the opinion of management that the ultimate disposition of such litigation will not have a material adverse affect on the Company's financial condition or results of operations.

     State guaranty funds provide payments for policyholders of insolvent life insurance companies. These guaranty funds are financed by assessments to solvent insurance companies based on location, volume, and types of business. The Company estimated its reserve for future state guaranty fund assessments based on data received from the National Organization of Life and Health Insurance Guaranty Associations. Based on data received at the end of 1997, the Company's reserve for future state guaranty fund assessments was $81.8 million. The Company believes the reserve is adequate for all anticipated payments for known insolvencies.

     The Company offers synthetic GIC contracts to group customers including pension funds and other institutional organizations. The synthetic GIC contract is an off-balance-sheet fee based product where the customer retains ownership of the assets related to these contracts and JNL guarantees the customer's obligation to meet withdrawal requirements. The value of off-balance-sheet guarantees were $675 million and $122 million at December 31, 1997 and 1996, respectively.

11.  Stockholder's Equity

     Under Michigan State Insurance Law, dividends on capital stock can only be distributed out of earned surplus. Furthermore, without the prior approval of the Commissioner, dividends cannot be declared or distributed which exceed the greater of 10% of the Company's statutory surplus or statutory net gain from operations for the prior year. On January 1, 1998 the maximum amount of dividends that can be paid by the Company without prior approval of the Commissioner under this limitation approximated $237.4 million.

     The Company received capital contributions from its parent of $184.0 million and $45.0 million in 1997 and 1996, respectively. Dividend payments were $244.5 million in 1997 and $19.5 million in 1996 and 1995, respectively.

     Statutory capital and surplus of the Company was $1,942.1 million and $1,501.0 million at December 31, 1997 and 1996, respectively. Statutory net income of the Company was $237.4 million, $272.2 million and $156.6 million in 1997, 1996 and 1995, respectively.

12.  Related Party Transactions

     The Company's investment portfolio is managed by PPM America, Inc. ("PPM"), a registered investment advisor and a wholly owned subsidiary of Prudential. The Company paid $20.1 million, $8.7 million and $6.8 million to PPM for investment advisory services during 1997, 1996, and 1995, respectively.

     On October 31, 1991, Brooke Life issued $200 million of 9.75% notes due October 31, 2001 to Prudential Finance BV, a Prudential subsidiary. On November 8, 1996, Brooke Life issued $388 million of 8.50% notes due December 31, 2006 to Brooke Finance, Inc. ("Brooke Finance"), a wholly owned subsidiary of Brooke Holdings, Inc., ultimately a wholly owned subsidiary of Prudential. On December 31, 1996, Brooke Life issued $45 million of 8.51% notes due December 31, 2006 to Brooke Finance. At December 31, 1997, the aggregate amount outstanding on the Brooke Life notes was as follows (in thousands):

                          Principal                      $ 633,000
                          Accrued interest                   4,105
                                               ---------------------
                               Total                     $ 637,105
                                               =====================

     On December 18, 1996, the Company established the Hermitage CBO Limited Liability Corporation ("Hermitage") for the purpose of securitizing certain of its holdings in below investment grade bonds. The Company contributed $657.4 million of non-investment grade securities to Hermitage and in exchange received $616.2 million of senior and subordinated notes, $13.0 million in cash, and 46.4% of the equity in Hermitage. The Company's ultimate parent, Prudential, obtained the remaining 53.6% equity interest in Hermitage in exchange for $19.9 million in cash. In September 1997, Hermitage was liquidated and the assets, consisting of $634.4 million of below investment grade bonds and $28.8 million in cash, were transferred back to the Company after it acquired the equity interest of Prudential.

13.  Benefit Plans

     The Company has a defined contribution retirement plan covering substantially all employees. To be eligible, an employee must have attained the age of 21 and completed at least 1,000 hours of service in a 12-month period. The Company's annual contributions, as declared by the board of directors, are based on a percentage of covered compensation paid to participating employees during the year. The Company's expense related to this plan was $4.3 million in 1997, $2.4 million in 1996 and $2.3 million in 1995.